UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-05601

SEI Institutional International Trust

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

c/o CT Corporation

155 Federal Street

Boston, MA 02110

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2013

Date of reporting period: March 31, 2013

Item 1.	Reports to Stockholders.

March 31, 2013

SEMI-ANNUAL REPORT

SEI Institutional International Trust

† International Equity Fund

† Emerging Markets Equity Fund

† International Fixed Income Fund

† Emerging Markets Debt Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

March 31, 2013

Description	Percentage of Net Assets (%)	Market Value ($ Thousands)

COMMON STOCK — 92.4%

Argentina — 0.0%
Other Securities	0.0%	$42

Australia — 3.0%
Other Securities	3.0	60,345

Austria — 0.1%
Other Securities	0.1	2,755

Belgium — 1.2%
Other Securities	1.2	23,794

Bosnia and Herzegovina — 0.1%
Other Securities	0.1	2,727

Brazil — 0.3%
Other Securities	0.3	5,201

Canada — 3.3%
Other Securities	3.3	67,171

Chile — 0.2%
Other Securities	0.2	3,965

China — 0.4%
Other Securities	0.4	8,326

Colombia — 0.1%
Other Securities	0.1	2,426

Denmark — 0.8%
Other Securities	0.8	15,772

Finland — 0.3%
Other Securities	0.3	6,530

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

France — 9.9%
Arkema	0.5%	112,875	$10,267
BNP Paribas	0.8	324,022	16,629
Sanofi	2.0	405,180	41,167
Schneider Electric	0.9	251,025	18,339
Other Securities	5.7		114,239

			200,641

Germany — 8.3%
Bayer	0.6	123,757	12,764
Daimler	0.6	240,659	13,092
Deutsche Boerse	0.5	163,379	9,893
Linde	0.8	87,380	16,245
Muenchener Rueckversicherungs	0.5	51,184	9,572
Siemens	0.8	154,523	16,642
Other Securities	4.5		91,042

			169,250

Greece — 0.0%
Other Securities	0.0		56

Hong Kong — 3.4%
Other Securities	3.4		68,215

India — 0.3%
Other Securities	0.3		6,638

Indonesia — 0.2%
Other Securities	0.2		4,183

Ireland — 0.8%
Other Securities	0.8		16,396

Israel — 1.1%
Check Point Software Technologies*	0.6	253,860	11,929
Other Securities	0.5		11,222

			23,151

Italy — 0.8%
Other Securities	0.8		16,834

Japan — 15.8%
Bridgestone	0.5	294,500	9,916
Fanuc	0.6	83,700	12,882
Jupiter Telecommunications*	0.6	8,833	11,587
KDDI (A)	0.5	229,400	9,429
Mabuchi Motor (A)	0.4	166,200	8,985
Nippon Telegraph & Telephone	0.5	210,800	9,191
Nippon Telegraph & Telephone ADR	0.2	164,263	3,571
Seven & I Holdings	0.6	337,700	11,173
SMC (A)	0.8	87,900	16,973

SEI Institutional International Trust / Semi-Annual Report / March 31, 2013	1

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund (Continued)

March 31, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
Sumitomo Mitsui Financial Group	0.6%	282,700	$11,335
Toyota Motor	0.9	349,800	18,057
Toyota Motor ADR	0.1	25,066	2,573
Other Securities	9.5		196,407

			322,079

Malta — 0.0%
Other Securities	0.0		—

Mexico — 0.0%
Other Securities	0.0		560

Netherlands — 4.6%
Akzo Nobel	0.9	298,975	18,976
Koninklijke Ahold	0.5	636,066	9,746
Reed Elsevier	0.7	843,161	14,443
Unilever	0.7	325,500	13,332
Other Securities	1.8		37,588

			94,085

New Zealand — 0.1%
Other Securities	0.1		2,201

Norway — 1.5%
DnB	0.7	961,047	14,090
Statoil	0.5	394,901	9,545
Other Securities	0.3		6,002

			29,637

Portugal — 0.1%
Other Securities	0.1		1,004

Russia — 0.7%
Sberbank of Russia ADR	0.5	752,179	9,590
Other Securities	0.2		4,633

			14,223

Singapore — 1.3%
Other Securities	1.3		26,987

South Africa — 0.3%
Other Securities	0.3		5,548

South Korea — 1.8%
Samsung Electronics	0.6	9,173	12,590
Other Securities	1.2		23,736

			36,326

Spain — 0.9%
Other Securities	0.9		18,412

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Sweden — 2.3%
Telefonaktiebolaget LM Ericsson, Cl B	0.5%	799,138	$9,958
Telefonaktiebolaget LM Ericsson ADR	0.1	169,555	2,136
Other Securities	1.7		34,564

			46,658

Switzerland — 9.3%
Credit Suisse Group	0.5	382,586	10,033
Givaudan	0.8	13,281	16,303
Nestle	1.1	318,040	22,986
Novartis	1.1	326,185	23,163
Roche Holding	1.8	154,046	35,842
SGS	0.6	4,654	11,407
Sulzer	0.5	56,389	9,629
Zurich Insurance Group	0.7	48,573	13,511
Other Securities	2.2		46,579

			189,453

Taiwan — 0.1%
Other Securities	0.1		1,200

Thailand — 0.0%
Other Securities	0.0		333

Turkey — 0.1%
Other Securities	0.1		1,395

United Kingdom — 17.9%
Barclays	0.7	3,070,768	13,584
BG Group	0.8	1,003,665	17,216
BHP Billiton	0.6	401,804	11,691
British American Tobacco	0.6	236,142	12,654
Diageo	0.5	295,966	9,331
HSBC Holdings (A)	1.0	1,793,788	19,048
Petrofac	0.6	546,001	11,888
Prudential	0.5	567,068	9,176
Rio Tinto	0.6	240,567	11,276
Tesco	0.7	2,613,897	15,153
Vodafone Group	0.7	4,992,620	14,155
Other Securities	10.6		219,555

			364,727

United States — 1.0%
Other Securities	1.0		20,936

Total Common Stock (Cost $1,741,160) ($ Thousands)			1,880,182

PREFERRED STOCK — 0.6%

Brazil — 0.0%
Other Securities	0.0		1,210

2	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

Description	Percentage of Net Assets (%)	Shares/Face Amount (1) (Thousands)		Market Value ($ Thousands)

Germany — 0.6%
Other Securities	0.6%			$11,558

Total Preferred Stock (Cost $11,956) ($ Thousands)				12,768

U.S. TREASURY OBLIGATIONS — 0.3%
Other Securities	0.3			5,461

Total U.S. Treasury Obligations (Cost $5,461) ($ Thousands)				5,461

AFFILIATED PARTNERSHIP — 2.4%
SEI Liquidity Fund, L.P. 0.120%†** (B)	2.4		48,764,708	48,765

Total Affiliated Partnership (Cost $48,765) ($ Thousands)				48,765

CASH EQUIVALENT — 4.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.020%†**	4.7		94,909,952	94,910

Total Cash Equivalent (Cost $94,910) ($ Thousands)				94,910

TIME DEPOSITS — 2.3%

United States — 2.3%
Brown Brothers Harriman
4.150%, 04/01/2013		ZAR	16	2
2.070%, 04/01/2013		AUD	248	258
1.450%, 04/01/2013		NZD	238	199
0.650%, 04/01/2013		NOK	717	123
0.233%, 04/01/2013		CAD	2	2
0.071%, 04/01/2013		GBP	761	1,156
0.050%, 04/01/2013		SEK	1,337	205
0.030%, 04/01/2013			38,865	38,865
0.010%, 04/01/2013		SGD	9	7
0.005%, 04/01/2013		JPY	242,955	2,580
0.005%, 04/01/2013		HKD	7,773	1,001
0.001%, 04/01/2013		CHF	1,188	1,251
(0.028)%, 04/01/2013		EUR	403	517
(0.150)%, 04/01/2013		DKK	517	89

Total Time Deposits (Cost $46,255) ($ Thousands)				46,255

Total Investments — 102.7% (Cost $1,948,507) ($ Thousands)††				$2,088,341

A list of the open futures contracts held by the Fund at March 31, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	1,010	Jun-2013	$(888)
FTSE 100 Index	305	Jun-2013	(93)
Hang Seng Index	36	Apr-2013	27
SPI 200 Index	83	Jun-2013	(193)
Topix Index	198	Jun-2013	776

			$(371)

For the six months ended March 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,034,441 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2013.

†	Investment in Affiliated security (See Note 4).

(1)	In U.S. Dollars unless otherwise indicated.

(A)	This security or a partial position of this security is on loan at March 31, 2013. The total market value of securities on loan at March 31, 2013 was $42,386 ($ Thousands) (See Note 8).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 8). The total value of such securities as of March 31, 2013 was $48,765 ($ Thousands).

††	The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE — Financial Times and the London Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

L.P. — Limited Partnership

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krone

SGD — Singapore Dollar

SPI — Share Price Index

ZAR — South African Rand

SEI Institutional International Trust / Semi-Annual Report / March 31, 2013	3

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund (Concluded)

March 31, 2013

The following is a summary of the inputs used as of March 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3 (1)	Total
Common Stock	$1,879,836	$—	$346	$1,880,182
Preferred Stock	12,768	—	—	12,768
U.S. Treasury Obligations	—	5,461	—	5,461
Affiliated Partnership	—	48,765	—	48,765
Cash Equivalent	94,910	—	—	94,910
Time Deposits	—	46,255	—	46,255

Total Investments in Securities	$1,987,514	$100,481	$346	$2,088,341

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(371)	$—	$—	$(371)

(1)	A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the six months ended March 31, 2013, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded (see Note 2).

For the six months ended March 31, 2013, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

4	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

March 31, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 89.7%

Argentina — 0.2%
Other Securities	0.2%		$1,808

Austria — 0.1%
Other Securities	0.1		954

Belgium — 0.2%
Other Securities	0.2		1,738

Brazil — 8.1%
Banco Bradesco ADR	0.5	263,874	4,491
Banco do Brasil	0.5	336,180	4,564
BM&FBovespa	0.4	624,984	4,216
Petroleo Brasileiro	0.1	84,822	707
Petroleo Brasileiro ADR	0.5	267,965	4,440
Totvs	0.5	227,637	4,665
Vale	0.1	61,092	1,054
Vale ADR, Cl B	0.4	239,305	4,138
Other Securities	5.1		49,915

			78,190

Canada — 1.2%
Pacific Rubiales Energy	0.7	337,634	7,124
Other Securities	0.5		4,420

			11,544

Chile — 0.7%
Other Securities	0.7		6,537

China — 11.6%
AAC Technologies Holdings	0.7	1,416,980	6,809
Agricultural Bank of China	0.6	11,362,732	5,445
Baidu ADR*	0.6	64,500	5,657
Bank of China	0.5	10,326,105	4,789
China BlueChemical	0.0	450,000	279
China Construction Bank	1.0	11,460,993	9,361

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
China Petroleum & Chemical ADR	0.2%	14,800	$1,730
Dongfeng Motor Group	0.0	42,000	59
Industrial & Commercial Bank of China	1.2	15,938,449	11,170
PetroChina	0.3	2,384,119	3,127
PetroChina ADR	0.4	25,653	3,382
Zhejiang Expressway*	0.0	380,000	300
Zhuzhou CSR Times Electric	0.4	1,426,400	4,043
Other Securities	5.7		56,217

			112,368

Colombia — 0.8%
Other Securities	0.8		8,182

Cyprus — 0.4%
Other Securities	0.4		4,191

Czech Republic — 0.3%
Other Securities	0.3		2,777

Guernsey — 0.0%
Other Securities	0.0		284

Hong Kong — 5.7%
China Mobile	0.9	833,645	8,828
China Mobile ADR	0.2	39,540	2,101
China State Construction International Holdings	0.5	3,338,984	4,568
China Unicom Hong Kong ADR	0.2	115,990	1,563
CNOOC	0.4	2,003,407	3,851
CNOOC ADR	0.2	10,110	1,936
Cosco International Holdings	0.0	208,805	89
Dah Chong Hong Holdings	0.0	416,300	394
Other Securities	3.3		31,483

			54,813

Hungary — 0.0%
Other Securities	0.0		332

India — 6.2%
Cairn India	0.6	1,213,006	6,081
ICICI Bank ADR	0.7	165,354	7,094
Reliance Industries GDR	0.6	197,611	5,628
Other Securities	4.3		41,288

			60,091

Indonesia — 2.8%
Bank Rakyat Indonesia Persero	0.6	5,938,951	5,348

SEI Institutional International Trust / Semi-Annual Report / March 31, 2013	5

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund (Continued)

March 31, 2013

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
Perusahaan Gas Negara Persero	0.0%	375,000	$230
Semen Indonesia Persero	0.2	1,267,700	2,309
Telekomunikasi Indonesia	0.4	3,715,116	4,205
Other Securities	1.6		14,480

			26,572

Ireland — 0.1%
Other Securities	0.1		965

Israel — 0.2%
Other Securities	0.2		1,882

Macau — 0.3%
Other Securities	0.3		2,852

Malaysia — 1.9%
Other Securities	1.9		17,888

Mexico — 5.9%
Genomma Lab Internacional, Cl B* (A)	0.8	3,043,958	7,443
Grupo Financiero Banorte, Cl O	0.7	799,651	6,387
Grupo Televisa ADR	0.7	245,897	6,543
Other Securities	3.7		36,541

			56,914

Netherlands — 0.5%
Yandex, Cl A*	0.5	223,600	5,170

Peru — 0.6%
Credicorp	0.5	29,900	4,965
Other Securities	0.1		331

			5,296

Philippines — 1.1%
Other Securities	1.1		10,700

Poland — 0.6%
Other Securities	0.6		5,943

Russia — 7.0%
Gazprom ADR	0.5	586,850	4,988
Gazprom Neft OAO ADR	0.0	12,745	269
Gazprom OAO	0.1	86,531	740
Lukoil ADR	0.8	122,535	7,902
Magnit GDR	0.5	109,338	4,937
Rosneft GDR	0.1	75,453	576
Rosneft Oil GDR	0.4	525,145	4,007
Sberbank of Russia ADR	1.6	1,168,762	14,928
VTB Bank GDR	0.2	683,814	2,151
Other Securities	2.8		26,964

			67,462

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Singapore — 0.0%
Other Securities	0.0%		$420

South Africa — 4.8%
ABSA Group	0.0	18,939	319
MTN Group (A)	0.5	278,024	4,875
Naspers, Cl N	0.4	65,867	4,097
Standard Bank Group	0.4	308,041	3,960
Other Securities	3.5		32,963

			46,214

South Korea — 12.2%
Hyundai Motors*	0.5	24,225	4,877
KCC	0.4	15,332	4,210
Samsung Electronics	4.1	28,788	39,510
SK Telecom	0.1	4,283	695
SK Telecom ADR	0.6	308,547	5,514
Other Securities	6.5		63,351

			118,157

Spain — 0.2%
Other Securities	0.2		1,861

Taiwan — 7.0%
Hon Hai Precision Industry	0.5	1,742,753	4,855
Taiwan Semiconductor Manufacturing	0.7	2,052,790	6,899
Taiwan Semiconductor Manufacturing ADR	0.6	329,881	5,671
Other Securities	5.2		50,604

			68,029

Thailand — 3.0%
Other Securities	3.0		28,638

Turkey — 2.8%
Other Securities	2.8		27,097

United Arab Emirates — 0.2%
Other Securities	0.2		1,938

United Kingdom — 1.3%
Other Securities	1.3		12,635

United States — 1.7%
Yahoo!*	0.5	199,000	4,683
Other Securities	1.2		12,037

			16,720

Total Common Stock (Cost $762,354) ($ Thousands)			867,162

6	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

Description	Percentage of Net Assets (%)	Shares/ Face Amount (1) (Thousands)	Market Value ($ Thousands)

PREFERRED STOCK — 3.9%

Brazil — 3.9%
Cia Brasileira de Distribuicao Grupo Pao de Acucar, CI Preference	0.0%	5,300	$280
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	0.4	80,170	4,272
Cia de Bebidas das Americas	0.1	19,900	830
Cia de Bebidas das Americas ADR	0.5	102,509	4,339
Petroleo Brasileiro, Cl Preference	0.2	225,416	2,046
Petroleo Brasileiro ADR, Cl A	0.6	337,805	6,131
Vale, Cl A	0.2	136,314	2,241
Vale ADR, Cl B	0.6	331,546	5,480
Other Securities	1.3		12,142

Total Preferred Stock (Cost $35,187) ($ Thousands)			37,761

EXCHANGE TRADED FUNDS — 3.4%

Hong Kong — 0.1%
Other Securities	0.1		1,617

United States — 3.3%
iPath MSCI India Index ETN	0.2	31,292	1,789
iShares MSCI Emerging Markets Index Fund	2.3	524,590	22,442
iShares MSCI Taiwan Index Fund	0.8	556,244	7,420

			31,651

Total Exchange Traded Funds (Cost $34,040) ($ Thousands)			33,268

DEBENTURE BOND — 0.0%

Brazil — 0.0%
Vale, Ser 1997 0.000%, 09/30/2049 (B)	0.0	8	—

Total Debenture Bond (Cost $—) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 1.7%
SEI Liquidity Fund, L.P. 0.120%†** (C)	1.7%	16,318,819	16,319

Total Affiliated Partnership (Cost $16,319) ($ Thousands)			16,319

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.020%†**	0.9	8,621,860	8,622

Total Cash Equivalent (Cost $8,622) ($ Thousands)			8,622

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

TIME DEPOSITS — 1.5%

United States — 1.5%
Brown Brothers Harriman
4.150%, 04/01/2013	ZAR	443	$48
0.650%, 04/01/2013	NOK	—	—
0.233%, 04/01/2013	CAD	22	22
0.071%, 04/01/2013	GBP	—	—
0.050%, 04/01/2013	SEK	—	—
0.030%, 04/01/2013		14,566	14,566
0.010%, 04/01/2013	SGD	4	3
0.005%, 04/01/2013	HKD	351	45
(0.028)%, 04/01/2013	EUR	1	1

Total Time Deposits (Cost $14,685) ($ Thousands)			14,685

Total Investments — 101.1% (Cost $871,207) ($ Thousands)††			$977,817

Percentages are based on a Net Assets of $967,091 ($ Thousands).

*	Non-income producing security

**	Rate shown is the 7-day effective yield as of March 31, 2013.

†	Investment in Affiliated security (See Note 4).

(1)	In U.S. Dollars unless otherwise indicated.

(A)	This security or a partial position of this security is on loan at March 31, 2013. The total market value of securities on loan at March 31, 2013 was $15,189 ($ Thousands) (See Note 8).

(B)	Variable Rate Security—The rate reported on the Summary Schedule of Investments is the rate in effect as of March 31, 2013.

(C)	This security was purchased with cash collateral held from securities on loan (see Note 8). The total value of such securities as of March 31, 2013 was $16,319 ($ Thousands).

††	The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

ADR — American Depositary Receipt

CAD — Canadian Dollar

Cl — Class

ETN — Exchange Traded Note

EUR — Euro

GBP — British Pound Sterling

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

L.P. — Limited Partnership

MSCI — Morgan Stanley Capital International

NOK — Norwegian Krone

SEK — Swedish Krone

Ser — Series

SGD — Singapore Dollar

USD — U.S. Dollar

ZAR — South African Rand

SEI Institutional International Trust / Semi-Annual Report / March 31, 2013	7

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund (Concluded)

March 31, 2013

The following is a summary of the inputs used as of March 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3 (1)	Total
Common Stock	$866,650	$—	$512	$867,162
Preferred Stock	37,761	—	—	37,761
Exchange Traded Funds	33,268	—	—	33,268
Debenture Bond	—	—	—	—
Affiliated Partnership	—	16,319	—	16,319
Cash Equivalent	8,622	—	—	8,622
Time Deposits	—	14,685	—	14,685

Total Investments in Securities	$946,301	$31,004	$512	$977,817

(1)	A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the six months ended March 31, 2013, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Level 1 and Level 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded (See Note 2).

For the six months ended March 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

8	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

March 31, 2013

Description	Percentage of Net Assets (%)	Face Amount (1) (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS — 93.0%

Australia — 2.9%
Government of Australia
6.681%, 08/20/2015	0.0%	100	$188
6.000%, 02/15/2017	0.6	2,600	3,014
5.750%, 07/15/2022	0.2	700	865
5.500%, 01/21/2018	0.5	2,110	2,439
5.500%, 04/21/2023	0.0	160	196
4.250%, 07/21/2017	0.3	1,350	1,478
Government of Australia, Ser 124
5.750%, 05/15/2021	0.4	1,900	2,318
Government of Australia, Ser 25CI
3.281%, 09/20/2025	0.0	150	215
Other Securities	0.9		4,324

			15,037

Austria — 1.2%
Republic of Austria
3.900%, 07/15/2020	0.0	75	113
3.650%, 04/20/2022	0.1	290	436
3.200%, 02/20/2017	0.2	600	847
1.950%, 06/18/2019	0.8	3,020	4,081
Republic of Austria, Ser 97-6
6.250%, 07/15/2027	0.1	225	433

			5,910

Belgium — 3.5%
Kingdom of Belgium, Ser 44
5.000%, 03/28/2035	0.1	500	839
Kingdom of Belgium, Ser 47
3.250%, 09/28/2016	2.0	7,325	10,261
Kingdom of Belgium, Ser 49
4.000%, 03/28/2017	0.0	230	333
Kingdom of Belgium, Ser 58
3.750%, 09/28/2020	0.1	231	341
Kingdom of Belgium, Ser 65
4.250%, 09/28/2022	0.1	250	380
Kingdom of Belgium, Ser 67
3.000%, 09/28/2019	0.5	1,680	2,376

Description	Percentage of Net Assets (%)	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Kingdom of Belgium, Ser 69
1.250%, 06/22/2018	0.4%		1,650	$2,134
Other Securities	0.3			1,197

				17,861

Brazil — 0.4%
Cosan
5.000%, 03/14/2023 (A)	0.0	USD	240	242
Raisen Energy Finance
7.000%, 02/01/2017 (A)	0.1	USD	270	307
Other Securities	0.3			1,612

				2,161

Canada — 4.9%
Government of Canada
5.750%, 06/01/2033	0.4		1,300	1,952
5.000%, 06/01/2037	0.4		1,300	1,852
4.250%, 06/01/2018	0.2		715	806
4.000%, 06/01/2041	0.1		280	359
3.500%, 06/01/2020	0.5		2,395	2,664
3.500%, 06/01/2020	0.1		710	790
2.750%, 06/01/2022	0.2		800	853
2.250%, 08/01/2014	0.4		2,000	2,000
1.500%, 03/01/2017	0.3		1,500	1,491
1.500%, 09/01/2017	0.4		1,835	1,823
Other Securities	1.9			10,545

				25,135

China — 0.1%
Baidu
2.250%, 11/28/2017	0.0	USD	200	202
Other Securities	0.1			340

				542

Colombia — 0.0%
Other Securities	0.0			124

Czech Republic — 0.2%
Other Securities	0.2			1,205

Denmark — 1.7%
DONG Energy MTN
5.750%, 04/09/2040	0.1	GBP	200	358
Kingdom of Denmark
4.500%, 11/15/2039	0.1		1,300	333
4.000%, 11/15/2017	0.4		8,915	1,791
3.125%, 03/17/2014	0.1	EUR	500	659
3.000%, 11/15/2021	0.9		21,800	4,341
Other Securities	0.1			1,110

				8,592

Finland — 1.0%
Government of Finland
4.375%, 07/04/2019	0.1		400	620
3.375%, 04/15/2020	0.6		2,080	3,075

SEI Institutional International Trust / Semi-Annual Report / March 31, 2013	9

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund (Continued)

March 31, 2013

Description	Percentage of Net Assets (%)	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Other Securities	0.3%			$1,330

				5,025

France — 5.2%
Caisse Francaise de Financement Local MTN
4.500%, 04/27/2015	0.1		380	525
3.750%, 05/18/2016	0.1		225	314
Electricite de France MTN
6.500%, 01/26/2019 (A)	0.1	USD	250	305
5.500%, 10/17/2041	0.0	GBP	100	166
5.375%, 12/12/2049 (B)	0.0		100	130
5.250%, 12/29/2049 (B)	0.0		120	118
4.125%, 03/25/2027	0.0		100	144
4.000%, 11/12/2025	0.0		150	216
French Treasury Note
2.500%, 01/15/2015	0.1		395	527
1.000%, 07/25/2017	0.1		235	305
0.750%, 09/25/2014	0.1		400	518
Government of France
5.000%, 10/25/2016	0.5		1,760	2,613
4.750%, 04/25/2035	0.0		60	99
4.500%, 04/25/2041	0.3		1,060	1,700
3.250%, 05/25/2045	0.1		440	568
3.000%, 10/25/2015	1.0		3,850	5,279
3.000%, 04/25/2022	0.2		555	776
1.000%, 05/25/2018	0.4		1,760	2,267
Other Securities	2.1			9,988

				26,558

Germany — 15.0%
Bilfinger
2.375%, 12/07/2019	0.0		100	133
Bundesobligation
0.500%, 10/13/2017	0.2		800	1,038
0.500%, 02/23/2018	0.2		960	1,241
Bundesobligation Inflation Linked Bond
2.250%, 04/15/2013	0.8		3,122	4,008
Bundesrepublik Deutschland
2.500%, 07/04/2044	0.0		180	245
2.250%, 09/04/2020	0.1		270	383
2.000%, 01/04/2022	0.4		1,645	2,271
1.500%, 09/04/2022	3.4		13,250	17,407
1.500%, 02/15/2023	0.1		500	654
Bundesrepublik Deutschland, Ser 00
5.500%, 01/04/2031	0.1		340	661
Bundesrepublik Deutschland, Ser 03
4.750%, 07/04/2034	0.4		1,120	2,083

Description	Percentage of Net Assets (%)	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Bundesrepublik Deutschland, Ser 04
3.750%, 01/04/2015	0.1%		200	$273
Bundesrepublik Deutschland, Ser 07
4.250%, 07/04/2039	0.4		1,075	1,950
Bundesrepublik Deutschland, Ser 08
4.750%, 07/04/2040	0.0		25	49
Bundesschatzanweisungen
1.750%, 06/14/2013	4.2		16,450	21,156
0.250%, 03/13/2015	1.3		5,300	6,830
Deutschland Inflation Linked Bond
0.100%, 04/15/2023	0.3		966	1,319
KFW
4.750%, 08/12/2015	0.2	SEK	6,000	989
4.375%, 07/04/2018	0.3		915	1,388
4.375%, 10/11/2013	0.3		1,050	1,376
3.875%, 01/21/2019	0.2		575	859
3.375%, 08/30/2017	0.1	CHF	370	443
0.875%, 11/15/2013	0.4		1,625	2,093
Other Securities	1.5			7,542

				76,391

Indonesia — 0.1%
Other Securities	0.1			388

Ireland — 0.4%
Other Securities	0.4			1,945

Italy — 5.2%
Edison MTN
3.875%, 11/10/2017	0.2		600	845
Italy Buoni Poliennali Del Tesoro
6.500%, 11/01/2027	0.1		500	733
6.000%, 05/01/2031	0.1		500	704
5.500%, 11/01/2022	0.0		150	204
5.000%, 03/01/2022	0.4		1,500	1,995
5.000%, 09/01/2040	0.4		1,755	2,188
4.750%, 05/01/2017	1.0		3,740	5,037
4.750%, 09/01/2021	1.1		4,215	5,569
4.500%, 03/01/2019	0.1		400	529
4.250%, 02/01/2015	0.6		2,325	3,096
3.500%, 06/01/2014	0.3		1,150	1,505
3.500%, 11/01/2017	0.1		460	591
Italy Buoni Poliennali Del Tesoro Inflation Linked Bond
2.100%, 09/15/2016	0.2		736	957
Other Securities	0.6			2,664

				26,617

10	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

Description	Percentage of Net Assets (%)	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Japan — 19.3%
Government of Japan 5 Year Bond, Ser 95
0.600%, 03/20/2016	0.8%	398,950	$4,301
Government of Japan 5 Year Bond, Ser 108
0.100%, 12/20/2017	0.7	315,000	3,340
Government of Japan 10 Year Bond, Ser 275
1.400%, 12/20/2015	1.4	626,600	6,892
Government of Japan 10 Year Bond, Ser 288
1.700%, 09/20/2017	0.7	330,000	3,750
Government of Japan 10 Year Bond, Ser 298
1.300%, 12/20/2018	0.8	374,100	4,223
Government of Japan 10 Year Bond, Ser 301
1.500%, 06/20/2019	0.5	235,300	2,695
Government of Japan 10 Year Bond, Ser 303
1.400%, 09/20/2019	1.7	774,500	8,832
Government of Japan 10 Year Bond, Ser 308
1.300%, 06/20/2020	2.5	1,096,000	12,454
Government of Japan 10 Year Bond, Ser 313
1.300%, 03/20/2021	1.7	750,000	8,514
Government of Japan 10 Year Bond, Ser 316
1.100%, 06/20/2021	0.5	240,550	2,690
Government of Japan 10 Year Bond, Ser 318
1.000%, 09/20/2021	0.2	95,000	1,054
Government of Japan 10 Year Bond, Ser 327
0.800%, 12/20/2022	0.3	140,000	1,522
Government of Japan 20 Year Bond, Ser 48
2.500%, 12/21/2020	1.5	629,450	7,758
Government of Japan 20 Year Bond, Ser 55
2.000%, 03/21/2022	0.6	257,000	3,087
Government of Japan 20 Year Bond, Ser 99
2.100%, 12/20/2027	1.3	538,250	6,564
Government of Japan 20 Year Bond, Ser 106
2.200%, 09/20/2028	0.2	67,150	827
Government of Japan 20 Year Bond, Ser 112
2.100%, 06/20/2029	1.0	420,000	5,100

Description	Percentage of Net Assets (%)	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Government of Japan 20 Year Bond, Ser 128
1.900%, 06/20/2031	0.1%		55,000	$643
Government of Japan 20 Year Bond, Ser 140
1.700%, 09/20/2032	0.1		34,850	391
Government of Japan 20 Year Bond, Ser 143
1.600%, 03/20/2033	0.9		426,450	4,679
Government of Japan 30 Year Bond, Ser 29
2.400%, 09/20/2038	0.3		103,250	1,307
Government of Japan 30 Year Bond, Ser 30
2.300%, 03/20/2039	0.8		323,000	4,019
Government of Japan 30 Year Bond, Ser 33
2.000%, 09/20/2040	0.4		167,000	1,964
Government of Japan 30 Year Bond, Ser 34
2.200%, 03/20/2041	0.1		30,000	367
Government of Japan 30 Year Bond, Ser 36
2.000%, 03/20/2042	0.0		10,000	117
Government of Japan 30 Year Bond, Ser 37
1.900%, 09/20/2042	0.1		40,400	463
Other Securities	0.1			746

				98,299

Jersey — 0.1%
Other Securities	0.1			433

Malaysia — 0.2%
Other Securities	0.2			950

Mexico — 1.1%
Mexican Bonos
9.000%, 06/20/2013	0.5		29,500	2,412
Mexican Bonos, Ser M10
7.750%, 12/14/2017	0.5		27,639	2,528
Other Securities	0.1			622

				5,562

Netherlands — 5.1%
ABN Amro Bank MTN
4.875%, 01/16/2019	0.1	GBP	200	343
3.750%, 07/15/2014	0.2		750	1,002
Kingdom of Netherlands
4.500%, 07/15/2017	0.1		500	746
4.250%, 07/15/2013	2.1		8,200	10,634
4.000%, 07/15/2018	0.1		185	276
4.000%, 01/15/2037	0.1		300	495

SEI Institutional International Trust / Semi-Annual Report / March 31, 2013	11

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund (Continued)

March 31, 2013

Description	Percentage of Net Assets (%)	Face Amount (1) (Thousands)	Market Value ($ Thousands)
3.500%, 07/15/2020	0.1%	485	$721
2.250%, 07/15/2022	1.1	3,955	5,363
1.750%, 07/15/2023	0.4	1,410	1,804
1.250%, 01/15/2018	0.3	1,300	1,707
Other Securities	0.5		3,046

			26,137

New Zealand — 0.1%
Other Securities	0.1		313

Norway — 0.9%
Other Securities	0.9		4,466

Peru — 0.1%
Other Securities	0.1		778

Poland — 0.2%
Other Securities	0.2		1,213

Portugal — 0.1%
Other Securities	0.1		548

Qatar — 0.1%
Other Securities	0.1		437

Russia — 0.4%
Other Securities	0.4		1,810

Singapore — 0.3%
Other Securities	0.3		1,570

South Africa — 0.1%
Other Securities	0.1		918

South Korea — 0.5%
Other Securities	0.5		2,474

Spain — 2.2%
Banco Santander
4.625%, 01/20/2016	0.1	300	408
Government of Spain
5.850%, 01/31/2022	0.0	110	150
5.500%, 04/30/2021	0.5	1,720	2,318
4.850%, 10/31/2020	0.2	740	961
4.750%, 07/30/2014	0.3	925	1,229
4.700%, 07/30/2041	0.2	995	1,103
4.500%, 01/31/2018	0.2	750	989
4.200%, 01/31/2037	0.0	190	198
4.000%, 04/30/2020	0.0	100	125
3.300%, 10/31/2014	0.1	475	619
Santander International Debt SAU MTN
4.625%, 03/21/2016	0.2	700	920
Other Securities	0.4		2,494

			11,514

Description	Percentage of Net Assets (%)	Face Amount (1) (Thousands)			Market Value ($ Thousands)

Supra-National — 0.3%
Other Securities	0.3%		$		1,393

Sweden — 1.2%
Other Securities	1.2				5,940

Switzerland — 0.9%
Other Securities	0.9				4,753

Thailand — 0.1%
Other Securities	0.1				554

Turkey — 0.5%
Other Securities	0.5				2,400

United Arab Emirates — 0.2%
Other Securities	0.2				789

United Kingdom — 11.6%
Abbey National Treasury Services MTN
5.500%, 06/18/2014	0.2			775	1,231
5.250%, 02/16/2029	0.2			450	832
5.125%, 04/14/2021	0.1			300	543
4.250%, 04/12/2021	0.1	EUR		350	533
3.625%, 09/08/2016	0.1	EUR		300	420
3.375%, 06/08/2015	0.1	EUR		500	678
Direct Line Insurance Group
9.250%, 04/27/2042 (B)	0.0			100	186
Eastern Power Networks MTN
6.250%, 11/12/2036	0.1			160	305
First Group PLC
5.250%, 11/29/2022	0.1			450	717
Royal Bank of Scotland
5.750%, 05/21/2014	0.2	EUR		600	811
5.125%, 01/13/2024	0.1			400	739
United Kingdom Gilt
6.000%, 12/07/2028	0.2			400	893
4.500%, 12/07/2042	0.8			2,215	4,270
4.250%, 06/07/2032	0.1			265	493
4.250%, 12/07/2049	0.0			25	46
4.250%, 12/07/2055	0.1			175	329
1.750%, 09/07/2022	0.2			750	1,139
1.000%, 09/07/2017	0.6			1,945	3,002
United Kingdom Treasury
4.750%, 09/07/2015	0.3			750	1,265
4.750%, 12/07/2030	0.5			1,240	2,444
4.750%, 12/07/2038	0.4			956	1,903
4.250%, 03/07/2036	0.2			550	1,016
4.250%, 09/07/2039	0.3			885	1,633
4.250%, 12/07/2046	0.1			385	714
4.000%, 03/07/2022	0.1			135	246
2.000%, 01/22/2016	0.2			533	848
1.750%, 01/22/2017	0.5			1,670	2,661

12	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

Description	Percentage of Net Assets (%)	Face Amount (1) (Thousands)		Market Value ($ Thousands)
United Kingdom Treasury, Ser 2002
5.000%, 09/07/2014	0.2%		550	$893
Voyage Care Bondco
6.500%, 08/01/2018	0.0		150	232
Other Securities	5.5			27,937

				58,959

United States — 5.6%
Bank of America MTN
5.650%, 05/01/2018	0.1		350	405
Bank of America, Ser E MTN
5.125%, 09/26/2014	0.5	EUR	1,700	2,311
Other Securities	5.0			25,592

				28,308

Total Global Bonds (Cost $470,844) ($ Thousands)				474,009

MORTGAGE-BACKED SECURITIES — 2.3%

Agency Mortgage-Backed Obligation — 0.0%
Other Securities	0.0			15

Non-Agency Mortgage-Backed Obligation — 2.3%
Fosse Master Issuer, Ser 2011-1X, Cl A3
1.932%, 10/18/2054 (B)	0.1		255	392
Other Securities	2.2			11,418

				11,810

Total Mortgage-Backed Securities (Cost $11,759) ($ Thousands)				11,825

CORPORATE OBLIGATIONS — 1.6%

United States — 1.6%
Other Securities	1.6			8,085

Total Corporate Obligations (Cost $7,381) ($ Thousands)				8,085

U.S. TREASURY OBLIGATIONS — 0.5%
Other Securities	0.5			2,450

Total U.S. Treasury Obligations (Cost $2,443) ($ Thousands)				2,450

ASSET-BACKED SECURITY — 0.1%

Automotive — 0.1%
Other Securities	0.1			481

Total Asset-Backed Security (Cost $481) ($ Thousands)				481

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

TIME DEPOSITS — 2.0%

United States — 2.0%
Brown Brothers Harriman
4.150%, 04/01/2013	ZAR	—	$—
2.070%, 04/01/2013	AUD	20	21
1.450%, 04/01/2013	NZD	22	18
0.650%, 04/01/2013	NOK	346	59
0.233%, 04/01/2013	CAD	24	24
0.071%, 04/01/2013	GBP	68	103
0.050%, 04/01/2013	SEK	107	16
0.030%, 04/01/2013		8,353	8,353
0.010%, 04/01/2013	SGD	21	17
0.005%, 04/01/2013	JPY	9,511	101
0.005%, 04/01/2013	HKD	2	—
0.001%, 04/01/2013	CHF	—	—
(0.028)%, 04/01/2013	EUR	1,077	1,380
(0.150)%, 04/01/2013	DKK	1	—

Total Time Deposits (Cost $10,092) ($ Thousands)			10,092

Total Investments — 99.5% (Cost $503,000) ($ Thousands)††			$506,942

A list of the open futures contracts held by the Fund at March 31, 2013, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
10-YR MINI JGB	2	Jun-2013	$—
Australian 10-Year Bond	17	Jun-2013	26
Australian 3-Year Bond	(7)	Jun-2013	(3)
Canadian 10-Year Bond	3	Jun-2013	3
Euro-Bobl	60	Jun-2013	62
Euro-BTP	(1)	Jun-2013	(1)
Euro-Bund	33	Jun-2013	51
Euro-Buxl 30 Year Bond	(1)	Jun-2013	(2)
FIN FUT EUR	8	Jun-2013	13
Japanese 10-Year Bond	4	Jun-2013	22
Long Gilt 10-Year Bond	(34)	Jun-2013	(119)
U.S. 10-Year Treasury Note	(52)	Jun-2013	(57)
U.S. 2-Year Treasury Note	(59)	Jun-2013	(2)
U.S. 5-Year Treasury Note	(114)	Jun-2013	(18)
U.S. Long Treasury Bond	20	Jun-2013	3
U.S. Long Treasury Bond	(7)	Jun-2013	(14)
U.S. Ultra Long Treasury Bond	(4)	Jun-2013	—

			$(36)

For the six months ended March 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2013	13

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund (Concluded)

March 31, 2013

A list of the open forward foreign currency contracts held by the Fund at March 31, 2013, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
04/03/2013-04/30/2013	AUD	12,806	USD	13,158	$(151)
04/03/2013-04/30/2013	CAD	26,056	USD	25,385	(255)
04/03/2013-04/30/2013	DKK	36,195	USD	6,337	114
04/03/2013-04/30/2013	GBP	42,450	USD	64,296	(194)
04/03/2013-04/30/2013	SEK	39,384	USD	6,106	63
04/03/2013-05/02/2013	EUR	177,254	USD	230,939	3,738
04/03/2013-05/03/2013	JPY	9,414,763	USD	100,378	358
04/03/2013-05/03/2013	USD	4,763	EUR	3,702	(18)
04/08/2013-04/30/2013	MYR	1,446	USD	463	(3)
04/10/2013	PEI	2,023	USD	782	1
04/11/2013-04/30/2013	USD	1,766	GBP	1,168	8
04/12/2013-04/30/2013	USD	3,886	MXN	49,658	129
04/12/2013-05/02/2013	USD	1,929	JPY	184,240	29
04/12/2013-06/20/2013	MXN	46,746	USD	3,634	(131)
04/19/2013	TRY	2,899	USD	1,601	2
04/26/2013	NZD	353	USD	292	(3)
04/26/2013	USD	730	SGD	911	5
04/26/2013-04/30/2013	CZK	23,835	USD	1,202	15
04/30/2013	CHF	1,625	USD	1,721	9
04/30/2013	KRW	2,756,744	USD	2,472	(5)
04/30/2013	NOK	2,937	USD	502	(1)
04/30/2013	PLN	2,145	USD	664	6
04/30/2013	SGD	1,399	USD	1,118	(11)
04/30/2013	THB	16,305	USD	559	3
04/30/2013	USD	290	NOK	1,690	(1)
04/30/2013	USD	659	SEK	4,280	(3)
04/30/2013	ZAR	8,782	USD	939	(14)

					$3,690

A list of the counterparties for the open forward foreign currency contracts held by the Fund at March 31, 2013, is as follows:

Counterparty	Settlement Date	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	04/03/2013-04/30/2013	(3,648)	3,663	$15
Banyan Securities	04/03/2013-04/11/2013	(123,094)	125,069	1,975
Barclays PLC	04/03/2013-04/30/2013	(10,649)	10,586	(63)
BMO Nesbitt Burns	04/03/2013-04/10/2013	(30,704)	31,327	623
BNP Paribas	04/10/2013-04/30/2013	(9,474)	9,547	73
Brown Brothers Harriman	04/03/2013-05/03/2013	(3,476)	3,514	38
Citigroup	04/26/2013-04/30/2013	(3,854)	3,859	5
Credit Suisse First Boston	04/11/2013-04/30/2013	(3,849)	3,837	(12)
Deutsche Bank	04/30/2013	(3,321)	3,329	8
Goldis Financial Group	04/18/2013	(1,853)	1,890	37
Goldman Sachs	04/12/2013-04/30/2013	(5,248)	5,230	(18)
HSBC	04/11/2013-04/12/2013	(1,924)	1,928	4
JPMorgan Chase Bank	04/11/2013-04/30/2013	(79,413)	79,798	385
National Alliance Capital	04/03/2013-04/30/2013	(43,792)	43,295	(497)
Raymond James & Associates	04/30/2013	(1,530)	1,526	(4)
Royal Bank of Canada	04/11/2013	(358)	357	(1)
Royal Bank of Scotland	04/11/2013-06/20/2013	(16,892)	16,652	(240)
Societe Generale	04/03/2013	(1,148)	1,145	(3)
Standard Bank	04/10/2013-04/12/2013	(1,580)	1,577	(3)
Starr Securities	04/03/2013	(292)	292	—
State Street	04/03/2013-04/30/2013	(9,409)	9,511	102
UBS	04/11/2013-04/30/2013	(97,315)	98,670	1,355
Westpac Banking	04/30/2013	(20,206)	20,117	(89)

				$3,690

For the six months ended March 31, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

14	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

A list of outstanding swap agreements held by the Fund at March 31, 2013, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Citigroup	3.79%	6-Month GBP LIBOR	05/19/2019	GBP	2,500	$(640)
Deutsche Bank	6-Month EURIBOR Flat	1.77%	09/07/2022	EUR	5,250	171
Deutsche Bank	1.93%	6-Month EURIBOR	04/03/2019	EUR	4,200	(359)
JPMorgan Chase Bank	6-Month JPY LIBOR	2.22%	03/26/2027	JPY	750,000	1,242
Merrill Lynch	3-Month Canadian Bankers Acceptance Rate	2.56%	04/24/2022	CAD	2,000	73
Royal Bank of Scotland	6-Month EURIBOR	3.14%	08/04/2021	EUR	1,450	290
UBS Warburg	2.66%	6-Month GBP LIBOR	09/05/2032	GBP	1,000	18
UBS Warburg	1.07%	6-Month EURIBOR FLAT	09/11/2017	EUR	2,000	(43)

						$752

Credit Default Swap
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
JPMorgan Chase Bank	JPSW Itraxx Europe Series 19 5 Yr	BUY	1.00%	06/20/2018	$5,000	$18

For the six months ended March 31, 2013, the total amount of all swap contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $509,330 ($ Thousands).

(1)	In local currency unless otherwise indicated.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security — The rate reported on the Summary Schedule of Investments is the rate in effect as of March 31, 2013.

††	The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

CZK — Czech Koruna

Cl — Class

DKK — Danish Krone

EURIBOR — Euro London Interbank Offered Rate

EUR — Euro

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

PEI — Peruvian Inca

PLC — Public Limited Company

PLN — Polish Zlotty

SEK — Swedish Krone

SGD — Singapore Dollar

Ser — Series

THB — Thailand Bhat

TRY — Turkish Lira

USD — U.S. Dollar

ZAR — South African Rand

The following is a summary of the inputs used as of March 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$474,009	$—	$474,009
Mortgage-Backed Securities	—	11,825	—	11,825
Corporate Obligations	—	8,085	—	8,085
U.S. Treasury Obligations	—	2,450	—	2,450
Asset-Backed Security	—	481	—	481
Time Deposits	—	10,092	—	10,092

Total Investments in Securities	$—	$506,942	$—	$506,942

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(36)	$ —	$—	$ (36)
Forwards Contracts*	—	3,690	—	3,690
Interest Rate Swaps *	—	752	—	752
Credit Default Swaps *	—	18	—	18

Total Other Financial Instruments	$(36)	$4,460	$—	$4,424

*	Futures contracts, forwards contracts and swap contracts are valued at the net unrealized appreciation/(depreciation) on the instrument.

For the six months ended March 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the six months ended March 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2013	15

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

March 31, 2013

Description	Percentage of Net Assets (%)	Face Amount (1) (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS — 90.4%

Angola — 0.1%
Other Securities	0.1%			$1,284

Argentina — 0.9%
Other Securities	0.9			11,551

Azerbaijan — 0.1%
Other Securities	0.1			700

Barbados — 0.1%
Other Securities	0.1			669

Belarus — 0.2%
Other Securities	0.2			2,766

Bermuda — 0.1%
Other Securities	0.1			861

Bolivia — 0.0%
Other Securities	0.0			249

Bosnia and Herzegovina — 0.1%
Other Securities	0.1			725

Brazil — 8.3%
Banco do Brasil
6.250%, 12/31/2049 (A) (B)	0.0		322	317
3.875%, 10/10/2022	0.0		209	202
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/2019 (B)	0.1		660	774
5.500%, 07/12/2020 (B)	0.0		400	451
Barclays, CLN (Federal Republic of Brazil)
10.000%, 01/01/2023	0.5	BRL	12,710	6,264
6.000%, 05/15/2015	0.3	BRL	2,710	3,267
6.000%, 05/15/2015	0.1	BRL	660	796
6.000%, 08/15/2016	0.1	BRL	500	610
6.000%, 08/15/2020	0.1	BRL	840	1,082

Description	Percentage of Net Assets (%)	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Brazil Letras do Tesouro Nacional
8.572%, 01/01/2015 (C)	0.4%	BRL	12,170	$5,206
Brazil Notas do Tesouro Nacional, Ser B
13.199%, 05/15/2015	0.6	BRL	5,706	6,879
10.674%, 08/15/2020	0.9	BRL	8,330	10,726
Brazil Notas do Tesouro Nacional, Serie B
6.000%, 08/15/2016	0.0	BRL	332	405
6.000%, 08/15/2050	0.2	BRL	1,520	2,187
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2023	0.0	BRL	90	44
10.000%, 01/01/2021	0.1	BRL	1,932	957
Caixa Economica Federal
2.375%, 11/06/2017 (B)	0.1		1,000	971
Citigroup Funding, CLN (Federal Republic of Brazil) MTN
6.000%, 08/16/2018	0.4		5,154	5,319
Cosan
5.000%, 03/14/2023	0.0		200	201
Deutsche Bank, CLN (Nota Do Tesouro Nacional) MTN
10.000%, 01/06/2021	0.2		2,500	2,581
Federal Republic of Brazil
10.250%, 01/10/2028	0.1	BRL	2,000	1,187
10.125%, 05/15/2027	0.3		2,117	3,644
8.875%, 04/15/2024	0.1		440	674
8.500%, 01/05/2024	0.3	BRL	7,600	4,016
8.250%, 01/20/2034	0.2		1,186	1,803
7.125%, 01/20/2037	0.3		2,404	3,336
4.875%, 01/22/2021	0.1		560	650
2.625%, 01/05/2023	0.0		400	384
HSBC, CLN (Federal Republic of Brazil)
10.000%, 01/01/2017	0.3	BRL	7,800	3,910
10.000%, 01/01/2017	0.1	BRL	2,160	1,083
10.000%, 01/01/2021	0.3	BRL	6,770	3,355
10.000%, 01/01/2021	0.1	BRL	1,700	842
6.000%, 05/15/2015	0.2	BRL	1,880	2,266
6.000%, 08/15/2022	0.1	BRL	700	919
JPMorgan, CLN (Federal Republic of Brazil)
10.000%, 01/01/2017	0.8	BRL	18,700	9,374
10.000%, 01/01/2017	0.1	BRL	2,400	1,203
10.000%, 01/01/2023	0.1	BRL	1,800	887
6.000%, 05/15/2015	0.2	BRL	2,350	2,833
Samarco Mineracao
4.125%, 11/01/2022 (B)	0.0		234	228
Vale
5.625%, 09/11/2042	0.0		340	336
Other Securities	0.5			11,557

				103,726

16	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

Description	Percentage of Net Assets (%)	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Canada — 0.0%
PTTEP Canada International Finance MTN
5.692%, 04/05/2021	0.0%		200	$230
Other Securities	0.0			250

				480

Chile — 1.0%
Other Securities	1.0			12,081

China — 1.4%
Tencent Holdings
4.625%, 12/12/2016	0.0		250	273
3.375%, 03/05/2018 (B)	0.0		217	226
Other Securities	1.4			16,771

				17,270

Colombia — 3.9%
Bogota Distrito Capital
9.750%, 07/26/2028	0.0	COP	530,000	420
9.750%, 07/26/2028 (B)	0.6	COP	8,820,000	6,991
Citigroup Funding, CLN (Republic of Columbia) MTN
11.000%, 07/27/2020	0.5	COP	8,830,000	6,626
Colombian TES
10.000%, 07/24/2024	0.2	COP	2,750,000	2,125
7.500%, 08/26/2026	0.1	COP	2,356,000	1,567
Ecopetrol
7.625%, 07/23/2019 (B)	0.0		220	276
Republic of Colombia
12.000%, 10/22/2015	0.0	COP	653,000	430
11.750%, 02/25/2020	0.2		1,685	2,633
10.375%, 01/28/2033	0.0		140	241
9.850%, 06/28/2027	0.2	COP	2,670,000	2,251
9.850%, 06/28/2027	0.3	COP	3,810,000	3,212
8.125%, 05/21/2024	0.2		1,348	1,940
7.750%, 04/14/2021	0.3	COP	6,001,000	4,168
7.375%, 03/18/2019	0.2		1,760	2,266
7.375%, 09/18/2037	0.5		4,477	6,402
6.125%, 01/18/2041	0.2		1,705	2,145
4.375%, 07/12/2021	0.1		450	503
4.375%, 03/21/2023	0.1	COP	1,371,000	775
2.625%, 03/15/2023	0.0		454	436
Titulos de Tesoreria
7.000%, 02/25/2015	0.1	COP	570,000	708
Other Securities	0.1			2,754

				48,869

Costa Rica — 0.0%
Other Securities	0.0			609

Croatia — 0.8%
Other Securities	0.8			9,572

Description	Percentage of Net Assets (%)	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Czech Republic — 0.1%
Other Securities	0.1%			$1,327

Dominican Republic — 0.3%
Other Securities	0.3			3,989

Ecuador — 0.0%
Other Securities	0.0			480

Egypt — 0.1%
Other Securities	0.1			822

El Salvador — 0.4%
Other Securities	0.4			5,154

Gabon — 0.0%
Other Securities	0.0			273

Georgia — 0.1%
Other Securities	0.1			835

Ghana — 0.1%
Other Securities	0.1			845

Guatemala — 0.2%
Other Securities	0.2			2,359

Hong Kong — 0.3%
CFG Investment
9.750%, 07/30/2019	0.0		450	423
9.750%, 07/30/2019	0.1		450	422
Hengdeli Holdings
6.250%, 01/29/2018	0.1		600	614
Other Securities	0.1			2,266

				3,725

Hungary — 2.7%
Hungary Treasury Bills
5.504%, 04/17/2013 (C)	0.2		450,000	1,892
Magyar Export-Import Bank RT
5.500%, 02/12/2018 (B)	0.0		200	197
Republic of Hungary
8.000%, 02/12/2015	0.4	HUF	1,052,950	4,690
7.750%, 08/24/2015	0.6	HUF	1,630,040	7,299
7.625%, 03/29/2041	0.1		870	887
7.000%, 06/24/2022	0.2	HUF	609,000	2,677
6.750%, 02/24/2017	0.1	HUF	164,010	724
6.750%, 11/24/2017	0.3	HUF	939,900	4,165
6.500%, 06/24/2019	0.1	HUF	219,150	955
6.375%, 03/29/2021	0.1		1,734	1,786
6.250%, 01/29/2020	0.1		781	798
6.000%, 01/11/2019	0.1	EUR	982	1,270
6.000%, 11/24/2023	0.0	HUF	133,510	546

SEI Institutional International Trust / Semi-Annual Report / March 31, 2013	17

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

March 31, 2013

Description	Percentage of Net Assets (%)	Face Amount (1) (Thousands)		Market Value ($ Thousands)
5.750%, 06/11/2018	0.1%	EUR	1,319	$1,697
5.500%, 05/06/2014	0.0	GBP	66	102
5.375%, 02/21/2023	0.1		1,000	941
5.000%, 03/30/2016	0.0	GBP	227	339
4.125%, 02/19/2018	0.0		486	464
3.500%, 07/18/2016	0.2	EUR	1,637	2,024

				33,453

India — 0.2%
Other Securities	0.2			2,701

Indonesia — 4.6%
Deutsche Bank, CLN (Republic of Indonesia)
7.000%, 05/15/2022	0.1	IDR	4,600,000	522
Indo Energy Finance II
6.375%, 01/24/2023 (B)	0.0		200	205
6.375%, 01/24/2023	0.0		200	205
JPMorgan, CLN (Republic of Indonesia)
7.000%, 05/15/2022	1.0	IDR	107,500,000	12,198
5.625%, 05/15/2023	0.1	IDR	12,900,000	1,320
5.250%, 05/15/2018	0.2	IDR	20,000,000	2,082
Majapahit Holding
8.000%, 08/07/2019	0.1		470	579
7.875%, 06/29/2037 (B)	0.0		205	265
7.750%, 10/17/2016	0.0		370	429
7.750%, 01/20/2020 (B)	0.0		250	306
7.750%, 01/20/2020	0.0		30	37
Pertamina Persero
6.500%, 05/27/2041 (B)	0.0		380	411
6.000%, 05/03/2042 (B)	0.1		935	954
5.250%, 05/23/2021 (B)	0.1		500	535
4.875%, 05/03/2022 (B)	0.0		220	229
Perusahaan Listrik Negara
5.500%, 11/22/2021 (B)	0.0		310	336
5.250%, 10/24/2042	0.0		200	189
Republic of Indonesia
11.625%, 03/04/2019	0.1		628	911
11.625%, 03/04/2019 (B)	0.1		1,195	1,733
11.625%, 03/04/2019	0.2		1,786	2,590
11.000%, 10/15/2014	0.1	IDR	5,200,000	587
10.375%, 05/04/2014	0.0		190	208
8.500%, 10/12/2035	0.3		2,449	3,612
8.500%, 10/12/2035	0.0		101	149
8.250%, 06/15/2032	0.5	IDR	46,001,000	5,604
7.750%, 01/17/2038	0.0		100	139
7.750%, 01/17/2038	0.6		5,551	7,733
7.500%, 01/15/2016	0.0		400	458
7.000%, 05/15/2022	0.3	IDR	33,520,000	3,803
6.875%, 01/17/2018	0.1		910	1,074
6.625%, 05/15/2033	0.1	IDR	14,378,000	1,495
6.625%, 02/17/2037	0.0		110	136
6.625%, 02/17/2037	0.0		70	86
6.250%, 04/15/2017	0.1	IDR	16,000,000	1,726

Description	Percentage of Net Assets (%)	Face Amount (1) (Thousands)		Market Value ($ Thousands)
6.125%, 05/15/2028	0.0%	IDR	900,000	$91
5.875%, 03/13/2020 (B)	0.1		864	998
5.875%, 03/13/2020	0.0		120	139
5.625%, 05/15/2023	0.1	IDR	9,940,000	1,017
5.250%, 01/17/2042 (D)	0.0		337	359
4.875%, 05/05/2021 (B)	0.1		850	931
Other Securities	0.1			1,290

				57,671

Iraq — 0.3%
Other Securities	0.3			4,233

Israel — 0.1%
Other Securities	0.1			1,435

Ivory Coast — 0.3%
Ivory Coast
7.100%, 12/31/2032	0.3		3,413	3,157

Jamaica — 0.2%
Other Securities	0.2			2,404

Kazakhstan — 1.4%
Other Securities	1.4			17,628

Kuwait — 0.1%
Other Securities	0.1			1,152

Latvia — 0.1%
Other Securities	0.1			769

Lithuania — 1.1%
Republic of Lithuania
7.375%, 02/11/2020	0.0		290	365
7.375%, 02/11/2020 (B)	0.1		800	1,006
6.625%, 02/01/2022	0.1		1,000	1,225
6.625%, 02/01/2022 (B)	0.1		1,000	1,225
6.125%, 03/09/2021	0.5		5,297	6,277
6.125%, 03/09/2021 (B)	0.2		1,424	1,687
5.125%, 09/14/2017 (B)	0.0		310	343
5.125%, 09/14/2017	0.0		100	111
4.850%, 02/07/2018	0.1	EUR	650	919

				13,158

Malaysia — 5.0%
Malaysia Government Bond
4.392%, 04/15/2026	0.2	MYR	8,100	2,825
4.262%, 09/15/2016	0.7	MYR	27,630	9,271
4.160%, 07/15/2021	0.4	MYR	13,410	4,529
4.012%, 09/15/2017	0.8	MYR	28,210	9,431
3.892%, 03/15/2027	0.1	MYR	5,628	1,864
3.580%, 09/28/2018	0.2	MYR	6,750	2,214
3.492%, 03/31/2020	0.2	MYR	5,753	1,867
3.418%, 08/15/2022	0.2	MYR	8,159	2,626

18	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

Description	Percentage of Net Assets (%)	Face Amount (1) (Thousands)		Market Value ($ Thousands)
3.314%, 10/31/2017	0.1%	MYR	4,270	$1,387
3.260%, 03/01/2018	0.5	MYR	19,200	6,214
3.197%, 10/15/2015	0.9	MYR	32,680	10,596
3.172%, 07/15/2016	0.1	MYR	5,740	1,861
Petroliam Nasional
7.625%, 10/15/2026	0.0		106	151
Petronas Capital
7.875%, 05/22/2022	0.3		2,452	3,411
5.250%, 08/12/2019 (B)	0.0		100	116
5.250%, 08/12/2019	0.3		2,790	3,245
Wakala Global Sukuk
4.646%, 07/06/2021 (B)	0.0		390	438
Other Securities	0.0			283

				62,329

Mexico — 9.3%
Comision Federal de Electricidad
5.750%, 02/14/2042 (B)	0.0		500	545
4.875%, 05/26/2021 (B)	0.0		400	445
Mexican Bonos MTN
8.000%, 06/11/2020	0.0	MXN	2,514	243
7.750%, 11/13/2042	0.1	MXN	10,300	1,050
7.500%, 06/03/2027	0.7	MXN	94,497	9,266
7.000%, 06/19/2014	0.1	MXN	9,182	768
6.500%, 06/09/2022	0.8	MXN	108,745	9,797
6.250%, 06/16/2016	0.1	MXN	19,580	1,668
6.000%, 06/18/2015	0.3	MXN	45,230	3,794
5.000%, 06/15/2017	0.2	MXN	23,456	1,926
4.750%, 03/08/2044	0.2		1,864	1,934
3.625%, 03/15/2022	0.0		340	361
Mexican Bonos, Ser M
6.500%, 06/10/2021	0.4	MXN	60,554	5,431
Mexican Bonos, Ser M10
8.500%, 12/13/2018	0.1	MXN	10,450	1,004
8.000%, 12/17/2015	0.1	MXN	10,027	886
7.750%, 12/14/2017	0.2	MXN	21,317	1,950
7.250%, 12/15/2016	0.1	MXN	12,500	1,104
Mexican Bonos, Ser M20
8.500%, 05/31/2029	0.4	MXN	40,820	4,347
8.000%, 12/07/2023	0.4	MXN	52,280	5,279
7.750%, 05/29/2031	0.5	MXN	60,935	6,091
Mexican Bonos, Ser M30
10.000%, 11/20/2036	0.3	MXN	32,300	4,003
8.500%, 11/18/2038	0.3	MXN	35,401	3,867
Mexican Udibonos
5.000%, 06/16/2016	0.1	MXN	2,380	1,073
4.000%, 11/15/2040	0.1	MXN	2,940	1,603
2.500%, 12/10/2020	0.8	MXN	21,110	9,298
2.000%, 06/09/2022	0.1	MXN	1,918	811
Mexichem
6.750%, 09/19/2042 (B)	0.0		400	444
4.875%, 09/19/2022 (B)	0.0		200	212
Mexico Cetes
4.460%, 06/27/2013 (C)	0.1	MXN	179,756	1,440

Description	Percentage of Net Assets (%)	Face Amount (1) (Thousands)	Market Value ($ Thousands)
Pemex Finance
9.150%, 11/15/2018	0.2%	1,595	$1,969
Pemex Project Funding Master Trust
6.625%, 06/15/2035	0.1	1,244	1,490
5.750%, 03/01/2018	0.1	1,285	1,476
Petroleos Mexicanos
8.000%, 05/03/2019	0.0	408	522
6.500%, 06/02/2041	0.1	677	797
6.000%, 03/05/2020 (B)	0.0	60	71
6.000%, 03/05/2020	0.0	180	212
5.500%, 06/27/2044 (B)	0.0	150	155
5.500%, 06/27/2044	0.0	70	72
3.500%, 01/30/2023 (B)	0.0	185	185
United Mexican States MTN
8.300%, 08/15/2031	0.2	1,670	2,534
6.050%, 01/11/2040	0.2	1,502	1,866
5.950%, 03/19/2019	0.0	370	448
5.750%, 10/12/2110	0.7	7,572	8,306
5.625%, 01/15/2017	0.0	462	531
5.125%, 01/15/2020	0.1	550	644
United Mexican States, Ser A MTN
6.750%, 09/27/2034	0.1	746	992
Other Securities	1.0		12,550

			115,460

Mongolia — 0.1%
Other Securities	0.1		951

Morocco — 0.2%
Other Securities	0.2		1,998

Nigeria — 1.3%
Other Securities	1.3		16,566

Pakistan — 0.1%
Other Securities	0.1		1,052

Panama — 1.0%
ENA Norte Trust
4.950%, 04/25/2023	0.0	248	256
Other Securities	1.0		12,719

			12,975

Paraguay — 0.1%
Other Securities	0.1		935

Peru — 1.2%
Azucarera del Peru
6.375%, 08/02/2022	0.0	121	127
El Fondo MIVIVIENDA
3.500%, 01/31/2023 (B)	0.0	250	242

SEI Institutional International Trust / Semi-Annual Report / March 31, 2013	19

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

March 31, 2013

Description	Percentage of Net Assets (%)	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Republic of Peru
9.910%, 05/05/2015	0.0%	PEI	675	$306
8.750%, 11/21/2033	0.4		2,839	4,642
8.600%, 08/12/2017	0.1	PEI	2,110	1,017
8.375%, 05/03/2016	0.1		350	426
8.200%, 08/12/2026	0.1	PEI	1,350	728
7.840%, 08/12/2020	0.1	PEI	2,820	1,372
7.350%, 07/21/2025	0.2		1,580	2,230
7.125%, 03/30/2019	0.0		120	154
6.950%, 08/12/2031	0.1	PEI	1,400	673
Other Securities	0.1			3,041

				14,958

Philippines — 1.6%
Development Bank of Philippines
5.500%, 03/25/2021	0.0		330	371
Republic of Philippines
10.625%, 03/16/2025	0.2		1,270	2,131
9.500%, 02/02/2030	0.2		1,237	2,027
8.375%, 06/17/2019	0.0		320	431
7.750%, 01/14/2031	0.6		4,918	7,113
6.375%, 10/23/2034	0.1		530	694
6.250%, 01/14/2036	0.1	PHP	50,000	1,628
5.500%, 03/30/2026	0.0		540	660
4.000%, 01/15/2021	0.1		1,216	1,344
3.900%, 11/26/2022	0.1	PHP	45,000	1,202
Other Securities	0.2			2,836

				20,437

Poland — 6.1%
Republic of Poland
6.375%, 07/15/2019	0.7		6,654	8,175
6.250%, 10/24/2015	0.1	PLN	3,080	1,015
5.750%, 04/25/2014	0.0	PLN	980	309
5.750%, 04/25/2029	0.1	PLN	3,280	1,195
5.125%, 04/21/2021	0.1		1,000	1,155
5.000%, 10/24/2013	0.1	PLN	2,800	868
5.000%, 03/23/2022	0.3		3,438	3,928
4.750%, 04/25/2017	0.5	PLN	19,646	6,348
4.000%, 03/23/2021	0.1	EUR	736	1,073
4.000%, 10/25/2023	0.4	PLN	15,770	4,866
3.000%, 08/24/2016	0.7	PLN	29,220	9,361
3.000%, 03/17/2023	0.1		811	785
2.750%, 08/25/2023	0.2	PLN	6,040	2,010
0.479%, 07/25/2014 (C)	0.3	PLN	12,540	3,698
Republic of Poland, Ser 0114
3.767%, 01/25/2014 (C)	0.6	PLN	26,070	7,802
Republic of Poland, Ser 0415
5.500%, 04/25/2015	0.5	PLN	19,600	6,288
Republic of Poland, Ser 0922
5.750%, 09/23/2022	0.6	PLN	21,735	7,630
Republic of Poland, Ser 1017
5.250%, 10/25/2017	0.1	PLN	5,015	1,660

Description	Percentage of Net Assets (%)	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Republic of Poland, Ser 1019
5.500%, 10/25/2019	0.2%	PLN	7,500	$2,559
Republic of Poland, Ser 1021
5.750%, 10/25/2021	0.2	PLN	7,652	2,678
Other Securities	0.2			2,852

				76,255

Qatar — 0.5%
Other Securities	0.5			6,267

Romania — 0.8%
Other Securities	0.8			9,696

Russia — 10.2%
Gazprom Neft OAO Via GPN Capital
4.375%, 09/19/2022 (B)	0.1		550	542
4.375%, 09/19/2022	0.1		970	957
Gazprom OAO Via Gaz Capital
9.250%, 04/23/2019	0.1		900	1,161
6.510%, 03/07/2022	0.0		300	346
4.950%, 02/06/2028	0.0		250	246
4.950%, 07/19/2022 (B)	0.1		877	920
4.950%, 02/06/2028 (B)	0.1		793	781
Rosneft Oil via Rosneft International Finance
4.199%, 03/06/2022	0.0		500	496
Russian Agricultural Bank Via RSHB Capital
5.298%, 12/27/2017 (B)	0.0		415	440
Russian Federal Bond—OFZ
8.150%, 02/03/2027	0.4	RUB	126,462	4,387
7.600%, 04/14/2021	1.4	RUB	523,000	17,654
7.600%, 07/20/2022	0.2	RUB	78,900	2,655
7.500%, 03/15/2018	0.2	RUB	55,065	1,865
7.500%, 02/27/2019	1.1	RUB	391,870	13,248
7.400%, 04/19/2017	0.1	RUB	39,870	1,338
7.400%, 06/14/2017	0.3	RUB	109,160	3,661
7.350%, 01/20/2016	0.0	RUB	11,380	378
7.100%, 03/13/2014	0.5	RUB	173,220	5,642
7.000%, 06/03/2015	0.8	RUB	287,260	9,448
6.900%, 08/03/2016	0.0	RUB	13,130	433
6.880%, 07/15/2015	0.0	RUB	5,500	181
6.200%, 01/31/2018	0.0	RUB	9,458	303
Russian Foreign Bond—Eurobond
12.750%, 06/24/2028	0.1		746	1,425
7.850%, 03/10/2018	1.0	RUB	355,000	12,177
7.500%, 03/31/2030	1.1		11,288	13,983
7.500%, 03/31/2030	0.2		1,547	1,917
5.625%, 04/04/2042 (B)	0.0		400	449
5.625%, 04/04/2042	0.0		200	224
5.000%, 04/29/2020 (B)	0.0		200	226
3.250%, 04/04/2017 (B)	0.1		1,200	1,255

20	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

Description	Percentage of Net Assets (%)	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Russian Railways via RZD Capital
5.700%, 04/05/2022	0.0%		398	$439
Sberbank of Russia Via SB Capital
6.125%, 02/07/2022 (B)	0.0		260	291
6.125%, 02/07/2022	0.1		700	782
5.717%, 06/16/2021	0.0		400	435
5.125%, 10/29/2022 (B)	0.0		247	246
SCF Capital
5.375%, 10/27/2017 (B)	0.0		350	362
VEB-Leasing Via VEB Leasing Investment
5.125%, 05/27/2016	0.0		320	336
Vnesheconombank Via VEB Finance
6.902%, 07/09/2020 (B)	0.1		785	913
6.902%, 07/09/2020	0.2		1,540	1,790
6.800%, 11/22/2025 (B)	0.0		150	176
6.800%, 11/22/2025	0.1		710	831
6.025%, 07/05/2022 (B)	0.1		750	830
5.450%, 11/22/2017 (B)	0.0		300	326
VTB Bank Via VTB Capital
6.875%, 05/29/2018	0.1		500	551
6.551%, 10/13/2020 (B)	0.1		860	944
6.315%, 02/22/2018	0.1		762	826
6.250%, 06/30/2035	0.0		357	386
6.000%, 04/12/2017 (B)	0.0		300	321
Other Securities	1.3			17,188

				126,711

Saudi Arabia — 0.1%
Other Securities	0.1			879

Senegal — 0.1%
Other Securities	0.1			1,126

Serbia — 0.2%
Other Securities	0.2			2,035

Singapore — 0.2%
Other Securities	0.2			2,894

Slovak Republic — 0.1%
Other Securities	0.1			1,363

Slovenia — 0.1%
Other Securities	0.1			630

South Africa — 6.2%
Republic of South Africa
13.500%, 09/15/2015	0.2	ZAR	15,650	2,006
10.500%, 12/21/2026	0.6	ZAR	56,410	7,762
8.750%, 02/28/2048	0.1	ZAR	15,200	1,727

Description	Percentage of Net Assets (%)	Face Amount (1) (Thousands)		Market Value ($ Thousands)
8.500%, 06/23/2017	0.1%		860	$1,065
8.250%, 09/15/2017	0.2	ZAR	17,430	2,062
8.000%, 12/21/2018	1.4	ZAR	149,080	17,577
7.750%, 02/28/2023	1.0	ZAR	106,517	12,317
7.250%, 01/15/2020	0.2	ZAR	26,500	3,007
7.000%, 02/28/2031	0.5	ZAR	62,602	6,216
6.875%, 05/27/2019	0.3		2,673	3,254
6.750%, 03/31/2021	0.8	ZAR	90,950	10,014
6.500%, 02/28/2041	0.1	ZAR	15,600	1,374
6.250%, 03/31/2036	0.1	ZAR	14,660	1,276
6.250%, 03/08/2041	0.1		609	738
5.875%, 05/30/2022	0.1		670	786
5.500%, 03/09/2020	0.0		540	617
4.665%, 01/17/2024	0.1		1,500	1,605
Transnet SOC
4.000%, 07/26/2022 (B)	0.1		1,119	1,071
Other Securities	0.2			2,464

				76,938

South Korea — 0.0%
Other Securities	0.0			500

Spain — 0.0%
Ajecorp
6.500%, 05/14/2022 (B)	0.0		250	269

Sri Lanka — 0.2%
Other Securities	0.2			1,894

Supra-National — 0.1%
Other Securities	0.1			1,122

Thailand — 2.5%
Thailand Government Bond
5.670%, 03/13/2028	0.0	THB	3,000	122
3.875%, 06/13/2019	0.1	THB	35,781	1,262
3.775%, 06/25/2032	0.1	THB	29,000	951
3.650%, 12/17/2021	0.6	THB	206,180	7,128
3.625%, 05/22/2015	0.6	THB	217,440	7,540
3.625%, 06/16/2023	0.1	THB	59,409	2,037
3.580%, 12/17/2027	0.1	THB	29,010	962
3.250%, 06/16/2017	0.2	THB	81,910	2,817
2.800%, 10/10/2017	0.3	THB	103,000	3,473
1.200%, 07/14/2021	0.4	THB	141,396	4,986
Other Securities	0.0			209

				31,487

Turkey — 6.6%
Export Credit Bank of Turkey
5.875%, 04/24/2019 (B)	0.0		200	222
Republic of Turkey
11.875%, 01/15/2030	0.1		460	840
10.000%, 12/04/2013	0.1	TRY	1,200	680
9.500%, 01/12/2022	0.2	TRY	4,346	2,791

SEI Institutional International Trust / Semi-Annual Report / March 31, 2013	21

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

March 31, 2013

Description	Percentage of Net Assets (%)	Face Amount (1) (Thousands)		Market Value ($ Thousands)
9.000%, 03/05/2014	0.1%	TRY	1,790	$1,014
9.000%, 05/21/2014	0.3	TRY	6,830	4,145
9.000%, 01/27/2016	0.1	TRY	2,200	1,296
9.000%, 03/08/2017	0.6	TRY	12,272	7,373
8.500%, 09/14/2022	0.3	TRY	5,444	3,317
8.000%, 02/14/2034	0.2		1,976	2,717
7.500%, 09/24/2014	0.2	TRY	4,070	2,288
7.500%, 09/24/2014	0.1	TRY	2,110	1,186
7.500%, 07/14/2017	0.1		1,309	1,561
7.500%, 11/07/2019	0.4		3,400	4,242
7.375%, 02/05/2025	0.1		1,271	1,624
7.250%, 03/05/2038	0.1		400	517
7.100%, 03/08/2023	0.1	TRY	2,100	1,157
7.000%, 09/26/2016	0.1		738	849
7.000%, 03/11/2019	0.0		240	290
7.000%, 06/05/2020	0.0		410	503
6.875%, 03/17/2036	0.1		1,213	1,495
6.750%, 04/03/2018	0.4		4,534	5,350
6.750%, 05/30/2040	0.0		375	463
6.500%, 01/07/2015	0.4	TRY	8,060	4,468
6.250%, 09/26/2022	0.1		740	877
6.000%, 01/14/2041	0.1		1,002	1,122
5.625%, 03/30/2021	0.0		390	445
5.125%, 03/25/2022	0.2		2,288	2,517
4.500%, 02/11/2015	0.3	TRY	6,672	3,977
4.000%, 04/29/2015	0.3	TRY	6,715	3,982
4.000%, 04/01/2020	0.2	TRY	3,341	2,187
3.250%, 03/23/2023	0.3		4,193	3,952
3.000%, 02/23/2022	0.7	TRY	13,216	8,360
2.692%, 07/17/2013 (C)	0.2	TRY	3,753	2,036
Turkiye Garanti Bankasi
7.375%, 03/07/2018	0.1	TRY	1,530	826
5.250%, 09/13/2022 (B)	0.0		200	208
4.000%, 09/13/2022	0.0		270	277
Other Securities	0.0			265

				81,419

Ukraine — 1.9%
Financing of Infrastrucural Projects State Enterprise
9.000%, 12/07/2017 (B) (E)	0.0		400	414
Government of Ukraine
9.250%, 07/24/2017	0.2		1,850	2,003
9.250%, 07/24/2017 (B)	0.1		1,353	1,461
7.950%, 02/23/2021 (B)	0.0		250	260
7.950%, 02/23/2021	0.0		450	468
7.800%, 11/28/2022 (B)	0.1		1,172	1,187
7.800%, 11/28/2022	0.1		1,760	1,782
7.750%, 09/23/2020	0.1		555	577
6.250%, 06/17/2016 (B)	0.1		600	587
6.250%, 06/17/2016	0.0		200	196
National Naftogaz of Ukraine
9.500%, 09/30/2014	0.2		2,335	2,396
Oschadbank Via SSB No. 1
8.250%, 03/10/2016	0.0		430	424

Description	Percentage of Net Assets (%)	Face Amount (1) (Thousands)	Market Value ($ Thousands)
State Export-Import Bank of Ukraine JSC via Biz Finance
8.750%, 01/22/2018	0.1%	870	$877
Ukreximbank Via Biz Finance
8.375%, 04/27/2015	0.3	4,142	4,204
Other Securities	0.6		7,239

			24,075

United Arab Emirates — 0.9%
Emirates Airline
5.125%, 06/08/2016	0.0	300	315
4.500%, 02/28/2025	0.0	350	343
Other Securities	0.9		11,032

			11,690

United States — 0.2%
Other Securities	0.2		2,694

Uruguay — 0.6%
Other Securities	0.6		7,026

Venezuela — 3.1%
Petroleos de Venezuela
12.750%, 02/17/2022	0.0	290	328
8.500%, 11/02/2017	0.1	900	875
8.500%, 11/02/2017	0.1	877	852
5.500%, 04/12/2037	0.0	550	373
5.375%, 04/12/2027	0.1	1,498	1,033
5.250%, 04/12/2017	0.1	948	822
5.000%, 10/28/2015	0.0	560	517
4.900%, 10/28/2014	0.8	10,770	10,366
Republic of Venezuela
13.625%, 08/15/2018	0.2	2,100	2,452
13.625%, 08/15/2018	0.0	144	162
12.750%, 08/23/2022	0.6	6,213	7,247
11.950%, 08/05/2031	0.2	2,278	2,563
11.750%, 10/21/2026	0.4	4,201	4,648
10.750%, 09/19/2013	0.0	190	194
9.250%, 05/07/2028	0.1	612	586
9.250%, 09/15/2027	0.1	958	943
9.000%, 05/07/2023	0.0	30	29
9.000%, 05/07/2023	0.1	1,024	980
8.500%, 10/08/2014	0.0	456	463
8.250%, 10/13/2024	0.0	520	472
7.750%, 10/13/2019	0.1	1,153	1,078
7.650%, 04/21/2025	0.0	300	263
7.000%, 03/31/2038	0.0	80	63
6.000%, 12/09/2020	0.1	1,047	872

			38,181

Vietnam — 0.1%
Other Securities	0.1		1,534

22	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

Description	Percentage of Net Assets (%)	Face Amount (1) (Thousands)/Shares		Market Value ($ Thousands)

Zambia — 0.0%
Other Securities	0.0%			$248

Total Global Bonds (Cost $1,065,162) ($ Thousands)				1,123,576

LOAN PARTICIPATIONS — 1.4%

Angola — 0.1%
Other Securities	0.1			923

Indonesia — 0.1%
Other Securities	0.1			1,708

Mexico — 0.5%
Other Securities	0.5			5,935

Singapore — 0.6%
Other Securities	0.6			7,156

United Arab Emirates — 0.1%
Dubai World
1.000%, 09/30/15	0.1		1,200	696
1.000%, 09/30/18	0.0		1,008	544

				1,240

Total Loan Participations (Cost $20,533) ($ Thousands)				16,962

CONVERTIBLE BONDS — 0.1%
Other Securities	0.1			1,054

Total Convertible Bonds (Cost $1,125) ($ Thousands)				1,054

AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, L.P.
0.120% * (F)	0.1		1,427,291	1,427

Total Affiliated Partnership (Cost $1,427) ($ Thousands)				1,427

TIME DEPOSITS — 12.5%

United States — 12.5%
Brown Brothers Harriman
4.150%, 04/01/2013		ZAR	7	1
0.030%, 04/01/2013			155,248	155,248
0.010%, 04/01/2013		SGD	—	—
(0.028)%, 04/01/2013		EUR	215	275

Total Time Deposits (Cost $155,524) ($ Thousands)				155,524

Total Investments — 104.5% (Cost $1,243,771) ($ Thousands) ††				$1,298,543

Description	Percentage of Net Assets (%)	Contracts	Market Value ($ Thousands)

PURCHASED OPTIONS — 0.1%
Euro FX Currency Put Option, Expires 09/21/13, Strike Price $1.27 **		9,800,000	$278
Euro FX Currency Put Option, Expires 07/20/13, Strike Price $1.31 **		9,180,000	399

Total Purchased Options (Cost $376) ($ Thousands)			$677

A list of the open forward foreign currency contracts held by the Fund at March 31, 2013, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
04/02/2013-04/15/2013	IDR	39,217,734	USD	4,033	$3
04/02/2013-04/15/2013	USD	1,846	IDR	17,932,682	(2)
04/02/2013-05/03/2013	BRL	72,035	USD	36,045	452
04/02/2013-05/03/2013	USD	39,966	BRL	80,203	(343)
04/03/2013-04/17/2013	USD	1,531	NGN	244,085	3
04/03/2013-04/22/2013	EUR	18,808	USD	24,549	441
04/08/2013-04/15/2013	MYR	25,045	USD	8,086	2
04/08/2013-04/19/2013	COP	13,743,502	USD	7,589	67
04/08/2013-04/19/2013	USD	4,413	COP	8,005,050	(30)
04/08/2013-05/31/2013	USD	26,482	RUB	811,402	(500)
04/08/2013-05/31/2013	USD	5,844	ZAR	53,196	(73)
04/08/2013-05/31/2013	ZAR	94,901	USD	10,510	258
04/08/2013-06/10/2013	PLN	62,981	USD	19,835	563
04/08/2013-06/10/2013	USD	13,717	PLN	43,882	(290)
04/08/2013-06/14/2013	MXN	159,491	USD	12,692	(195)
04/08/2013-06/14/2013	USD	22,804	MXN	289,984	614
04/08/2013-06/18/2013	USD	21,241	MYR	65,855	(8)
04/08/2013-06/28/2013	RUB	794,708	USD	25,733	308
04/10/2013-05/31/2013	TRY	6,255	USD	3,427	(5)
04/11/2013	KRW	5,763,165	USD	5,285	106
04/11/2013	USD	5,390	KRW	5,763,165	(211)
04/12/2013	THB	35,716	USD	1,200	(19)
04/12/2013-06/14/2013	USD	13,343	THB	402,387	375
04/15/2013	INR	925,439	USD	16,909	(73)
04/15/2013	USD	2,347	EUR	1,821	(13)
04/15/2013	USD	4,960	INR	268,795	(28)
04/15/2013-04/22/2013	GBP	963	USD	1,453	(10)
04/19/2013	CLP	331,085	USD	699	(2)
04/19/2013-05/17/2013	USD	1,120	PEI	2,899	(1)
04/25/2013-05/15/2013	PHP	238,277	USD	5,832	(15)
04/25/2013-05/15/2013	USD	4,666	PHP	189,870	(7)
04/25/2013-05/31/2013	USD	3,343	RON	11,244	(97)
04/30/2013	CZK	491	USD	26	1
04/30/2013	HUF	1,090,061	USD	4,886	308
04/30/2013-05/31/2013	RON	6,352	USD	1,879	46
05/24/2013-05/28/2013	CNY	7,762	USD	1,233	(12)
05/31/2013	USD	729	HUF	163,606	(45)
05/31/2013	USD	4,872	TRY	8,851	(16)
06/05/2013-07/17/2015	CNH	207,377	USD	31,745	(1,423)
06/05/2013-07/17/2015	USD	31,684	CNH	207,377	1,486
06/24/2013	TWD	166,061	USD	5,604	40
09/18/2013-10/03/2013	USD	950	ARS	6,136	2

					$1,657

SEI Institutional International Trust / Semi-Annual Report / March 31, 2013	23

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Concluded)

March 31, 2013

A list of the counterparties for the open forward foreign currency contracts held by the Fund at March 31, 2013, is as follows:

Counterparty	Settlement Date	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	04/02/2013-05/31/2013	(24,907)	25,214	$307
Barclays PLC	04/02/2013-07/25/2013	(42,202)	42,167	(35)
Brown Brothers Harriman	04/19/2013	(547)	540	(7)
Citigroup	04/02/2013-10/03/2013	(104,753)	104,836	83
Credit Suisse First Boston	04/30/2013-09/18/2013	(3,070)	3,069	(1)
Deutsche Bank	04/15/2013-06/18/2013	(49,510)	50,346	836
Goldman Sachs	04/02/2013-06/14/2013	(5,747)	5,767	20
HSBC	04/02/2013-07/17/2015	(103,755)	103,710	(45)
ING	04/02/2013-04/15/2013	(46,661)	46,570	(91)
JPMorgan Chase Bank	04/02/2013-06/24/2013	(33,794)	34,226	432
Standard New York, Inc.	04/02/2013-04/15/2013	(7,210)	7,368	158
UBS	04/15/2013-09/27/2013	(14,739)	14,739	—

				$1,657

For the six months ended March 31, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of outstanding swap agreements held by the fund at March 31, 2013, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays Bank PLC	Singapore Swap Offer Rate Fixing 6 Month	2.54%	12/14/2032	SGD	461	$(11)
Barclays Bank PLC	Singapore Swap Offer Rate Fixing 6 Month	2.77%	06/14/2032	SGD	2,220	31
Barclays Bank PLC	1.71%	Singapore Swap Offer Rate Fixing 6 Month	12/14/2022	SGD	804	4
Barclays Bank PLC	1.86%	Singapore Swap Offer Rate Fixing 6 Month	06/14/2022	SGD	3,830	(44)
Barclays Bank PLC	Brazil Interbank Deposit Rate	8.27%	01/02/2017	BRL	3,774	(65)
HSBC	Brazil Interbank Deposit Rate	8.27%	01/02/2017	BRL	2,330	(40)
HSBC	Brazil Interbank Deposit Rate	8.31%	01/02/2017	BRL	6,488	(110)
HSBC	Brazil Interbank Deposit Rate	8.32%	01/02/2015	BRL	6,369	(5)

						$(240)

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Standard Chartered London	India Government Bond 8.07% 7/3/2017	Cash Deposit Of Notional Amount	Price Return	07/03/2017	INR	69,890	$29
Standard Chartered London	India Government Bond 8.07% 7/3/2017	Cash Deposit Of Notional Amount	Price Return	07/03/2017	INR	199,110	73
HSBC	Republic of Indonesia, 11.500%, 9/15/2019	Cash Deposit Of Notional Amount	Price Return	09/15/2019	IDR	33,200,000	(138)
HSBC	Republic of Indonesia, 11.500%, 9/15/2019	Cash Deposit Of Notional Amount	Price Return	09/15/2019	IDR	4,500,000	(18)
Standard Chartered London	India Government Bond 8.19% 01/16/2020	Cash Deposit Of Notional Amount	Price Return	01/16/2020	INR	124,000	33
Standard Chartered London	India Government Bond 8.15% 06/11/2022	Cash Deposit Of Notional Amount	Price Return	06/11/2022	INR	96,000	64
Standard Chartered London	India Government Bond 8.15% 06/11/2022	Cash Deposit Of Notional Amount	Price Return	06/11/2022	INR	37,000	25
Standard Chartered London	India Government Bond 8.33% 09/07/2026	Cash Deposit Of Notional Amount	Price Return	07/09/2026	INR	113,000	(11)
HSBC	Republic of Indonesia, 8.375%, 9/15/2026	Cash Deposit Of Notional Amount	Price Return	09/15/2026	IDR	18,900,000	(26)
Standard Chartered London	Republic of Indonesia, 7%, 5/15/2027	Cash Deposit Of Notional Amount	Price Return	05/15/2027	IDR	5,800,000	3
Standard Chartered London	Republic of Indonesia, 7%, 5/15/2027	Cash Deposit Of Notional Amount	Price Return	05/15/2027	IDR	3,500,000	11
HSBC	Republic of Indonesia, 10.500%, 8/15/2030	Cash Deposit Of Notional Amount	Price Return	08/15/2030	IDR	29,500,000	(5)
Standard Chartered London	Republic of Indonesia, 10.5%, 8/15/2030	Cash Deposit Of Notional Amount	Price Return	08/15/2030	IDR	10,300,000	(18)
HSBC	Republic of Indonesia, 8.250%, 6/15/2032	Cash Deposit Of Notional Amount	Price Return	06/15/2032	IDR	13,100,000	(3)
Standard Chartered London	Republic of Indonesia, 8.25%, 6/15/2032	Cash Deposit Of Notional Amount	Price Return	06/15/2032	IDR	6,600,000	(6)
Standard Chartered London	Republic of Indonesia, 6.625% 05/15/2033	Cash Deposit Of Notional Amount	Price Return	05/15/2033	IDR	14,000,000	(14)
HSBC	Republic of Indonesia, 6.625% 05/15/2033	Cash Deposit Of Notional Amount	Price Return	05/15/2033	IDR	5,000,000	(2)

							$(3)

For the six months ended March 31, 2013, the total number of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

24	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

Percentages are based on a Net Assets of $1,243,070 ($ Thousands).

*	Rate shown is the 7-day effective yield as of March 31, 2013.

**	Non income producing security.

†	Investment in Affiliated security (See Note 4).

(1)	In U.S. Dollars unless otherwise indicated.

(A)	Variable Rate Security—The rate reported on the Summary Schedule of Investments is the rate in effect as of March 31, 2013.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(D)	This security or a partial position of this security is on loan at March 31, 2013. The total market value of securities on loan at March 31, 2013 was $1,364 ($ Thousands) (See Note 8).

(E)	Securities considered illiquid. The total market value of such securities as of March 31, 2013 was $29,510 ($ Thousands) and represented 2.4% of Net Assets.

(F)	This security was purchased with cash collateral held from securities on loan (see Note 8). The total value of such securities as of March 31, 2013 was $1,427 ($ Thousands).

††	The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

BRL — Brazilian Real

CLN — Credit Linked Note

CLP — Chilean Peso

CNH — Chinese Yuen (Offshore)

CNY — Chinese Renminbi

COP — Colombian Peso

CZK — Czech Koruna

EUR — Euro

GBP — British Pound Sterling

HUF — Hungarian Forint

IDR — Indonesia Rupiah

INR — India Rupee

KRW — Korean Won

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

PEI — Peruvian Inca

PHP — Philippine Peso

PLC — Public Limited Company

PLN — Polish Zlotty

RON — Romanian Leu

RUB — Russian Ruble

Ser — Series

THB — Thai Baht

TRY — Turkish Lira

TWD — Taiwan Dollar

USD — U.S. Dollar

ZAR — South African Rand

The following is a summary of the inputs used as of March 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3 (1)	Total
Global Bonds	$—	$1,123,576	$—	$1,123,576
Convertible Bonds	—	1,054	—	1,054
Loan Participations	—	1,240	15,722	16,962
Affiliated Partnership	—	1,427	—	1,427
Time Deposits	—	155,524	—	155,524

Total Investments in Securities	$—	$1,282,821	$15,722	$1,298,543

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts *	$—	$1,657	$—	$1,657
Interest Rate Swaps *	—	(240)	—	(240)
Total Return Swaps *	—	(3)	—	(3)
Purchased Options	—	677	—	677

Total Other Financial Instruments	$—	$2,091	$—	$2,091

	Global Bonds	Loan Participations
Beginning balance as of October 1, 2012	$94	$16,874
Accrued discounts/premiums	—	15
Realized gain/(loss)	—	(257)
Change in unrealized appreciation/(depreciation)	—	(64)
Purchases	—	—
Sales	—	(846)
Transfer into Level 3	—	—
Transfer out of Level 3	(94)	—

Ending balance as of March 31, 2013	$—	$15,722

(1)	Of the $15,816 ($ Thousands) in Level 3 securities as of March 31, 2013, $7,493 ($ Thousands) or 0.6% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

*	Forwards contracts and swaps are valued at the unrealized appreciation/(depreciation) on the instrument.

For the six months ended March 31, 2013, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For the six months ended March 31, 2013, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2013	25

Statements of Assets and Liabilities ($ Thousands) (Unaudited)

March 31, 2013

	International Equity Fund	Emerging Markets Equity Fund	International Fixed Income Fund	Emerging Markets Debt Fund

ASSETS:
Investments, at value (Cost $1,804,832, $846,266, $503,000 and $1,242,344, respectively)(1)	$1,944,666	$952,876	$506,942	$1,297,116
Affiliated investments, at value (Cost $143,675, $24,941, $0 and $1,427, respectively)	143,675	24,941	—	1,427
Cash	—	174	—	—
Foreign currency, at value (Cost $619, $1,380, $0 and $1,803, respectively)	613	1,375	—	1,883
Cash pledged as collateral for forward foreign currency contracts, futures contracts or swap contracts	—	—	555	475
Receivable for investment securities sold	9,613	3,955	9,906	23,509
Unrealized gain on forward foreign currency contracts	—	—	4,480	5,075
Receivable for fund shares sold	3,220	7,360	285	2,028
Dividends and interest receivable	5,326	1,447	5,739	17,585
Variation margin receivable	118	—	38	—
Foreign tax reclaim receivable	1,088	100	—	—
Unrealized gain on foreign spot currency contracts	62	3	1	—
Options purchased, at value (Cost $0, $0, $0 and $376, respectively)	—	—	—	677
Swap contracts, at value (Premiums paid $0, $0, $63 and $31,067, respectively)	—	—	5,941	34,206
Total Assets	2,108,381	992,231	533,887	1,383,981
LIABILITIES:
Payable for investment securities purchased	19,577	5,420	17,152	61,583
Payable upon return of securities loaned	48,765	16,319	—	1,427
Payable to custodian	257	—	70	67,998
Foreign currency payable, at value (Premium received $0, $0, $45 and $0, respectively)	—	—	46	—
Unrealized loss on forward foreign currency contracts	—	—	790	3,418
Swap contracts, at value (Premiums received $0, $0, $0 and $0, respectively)	—	—	5,108	3,382
Payable for fund shares redeemed	2,519	1,312	858	1,561
Variation margin payable	311	—	14	—
Unrealized loss on foreign spot currency contracts	21	4	5	—
Investment advisory fees payable	874	769	128	408
Administration fees payable	779	531	256	684
Shareholder servicing fees payable	435	204	28	263
Trustees’ fees payable	7	3	2	5
Chief compliance officer fees payable	2	1	—	1
Administration servicing fees payable	4	—	—	—
Other accrued expenses	389	386	100	181
Accrued foreign capital gains tax on appreciated securities	—	191	—	—
Total Liabilities	73,940	25,140	24,557	140,911
Net Assets	$2,034,441	$967,091	$509,330	$1,243,070
NET ASSETS:
Paid in Capital (unlimited authorization — no par value)	$2,911,026	$992,718	$528,183	$1,188,450
Undistributed (distributions in excess of) net investment income	6,652	(5,252)	(34,008)	(28,094)
Accumulated net realized gain (loss) on investments, futures contracts, option contracts, foreign currency contracts and swap contracts	(1,022,732)	(126,771)	7,712	26,161
Net unrealized appreciation on investments and option contracts	139,834	106,610	3,942	55,073
Net unrealized depreciation on futures contracts	(371)	—	(36)	—
Net unrealized appreciation (deprecation) on swap contracts	—	—	770	(243)
Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	32	(23)	2,767	1,723
Accumulated foreign capital gains tax on appreciated securities	—	(191)	—	—
Net Assets	$2,034,441	$967,091	$509,330	$1,243,070
Net Asset Value, Offering and Redemption Price Per Share — Class ($2,029,088,521 ÷ 230,439,646 shares, $967,090,986 ÷ 89,489,894 shares, $509,330,492 ÷ 48,272,423 shares, $1,243,070,182 ÷ 109,706,800 shares, respectively.)	$8.81	$10.81	$10.55	$11.33
Net Asset Value, Offering and Redemption Price Per Share — Class I ($5,352,548 ÷ 607,950 shares)	$8.80	N/A	N/A	N/A

(1)	Included in “Investments, at value” is the market value of securities on loan in the amounts of $42,386, $15,189, $0 and $1,364, ($ Thousands), respectively.

N/A — Not applicable. Share classes currently not offered.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

26	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

Statements of Operations ($ Thousands) (Unaudited)

For the six months ended March 31, 2013

	International Equity Fund	Emerging Markets Equity Fund	International Fixed Income Fund	Emerging Markets Debt Fund
Investment Income:
Dividends	$19,551	$5,668	$—	$—
Dividends from Affiliated Security(1)(2)	8	1	—	—
Interest	8	2	6,085	31,380
Security Lending Income — Net(1)	967	303	—	1
Less: Foreign Taxes Withheld	(1,213)	(525)	—	(206)
Total Investment Income	19,321	5,449	6,085	31,175
Expenses:
Investment Advisory Fees	4,809	4,865	743	5,139
Administration Fees	4,285	3,012	1,486	3,929
Shareholder Servicing Fees — Class A	2,374	1,158	619	1,511
Shareholder Servicing Fees — Class I	7	—	—	—
Administrative Servicing Fees — Class I	7	—	—	—
Trustees’ Fees	15	7	4	9
Chief Compliance Officer Fees	4	2	1	3
Custodian/Wire Agent Fees	164	323	37	83
Printing Fees	113	56	29	73
Overdraft Fees	2	5	2	5
Professional Fees	75	72	20	60
Registration Fees	16	12	7	14
Other Expenses	67	38	30	45
Total Expenses	11,938	9,550	2,978	10,871
Less:
Waiver of Investment Advisory Fees	—	(456)	—	(2,636)
Waiver of Shareholder Servicing Fees — Class A	—	—	(447)	—
Fees Paid Indirectly	—	(1)	—	—
Net Expenses	11,938	9,093	2,531	8,235
Net Investment Income (Loss)	7,383	(3,644)	3,554	22,940
Net Realized and Unrealized Gain (Loss) on Investments, Options, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net Realized Gain (Loss) from:
Investments	35,136	(14,047)	3,809	11,684
Futures Contracts	4,612	—	431	(7)
Swap Contracts	—	—	662	6,657
Foreign Currency Transactions	(1,394)	(267)	18,825	10,651
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	118,057	69,845	(21,896)	(19,573)
Affiliated Investments	2,086	1,262	—	—
Futures Contracts	649	—	87	(21)
Options	—	—	—	301
Swap Contracts	—	—	(634)	(1,884)
Foreign Capital Gains Tax on Appreciated Securities	—	104	—	—
Foreign Currency Transactions	349	(69)	5,479	(1,267)
Net Realized and Unrealized Gain on Investments, Options, Futures Contracts, Swap Contracts and Foreign Currency Transactions	159,495	56,828	6,763	6,541
Net Increase in Net Assets Resulting from Operations	$166,878	$53,184	$10,317	$29,481

(1)	Income is from the investment of collateral in an affiliated security.
(2)	See Note 4 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2013	27

Statements of Changes in Net Assets ($ Thousands)

For the six months ended March 31, 2013 (Unaudited) and the year ended September 31, 2012

	International Equity Fund		Emerging Markets Equity Fund
	2013	2012	2013	2012
Operations:
Net Investment Income (Loss)	$7,383	$30,343	$(3,644)	$4,128
Net Realized Gain (Loss) from Investments, Affiliated Investments, Futures Contracts, Options and Swap Contracts	39,748	(40,129)	(14,047)	(70,342)
Net Realized Gain (Loss) on Forward Foreign Currency Contracts and Foreign Currency Transactions	(1,394)	371	(267)	(1,087)
Net Change in Unrealized Appreciation on Investments, Affiliated Investments, Futures Contracts, Options and Swap Contracts	120,792	240,217	71,107	170,092
Net Change in Unrealized Appreciation (Depreciation) on Foreign Capital Tax Gains on Appreciated Securities	—	—	104	(292)
Net Change in Unrealized Appreciation (Depreciation) on Forward Foreign Currency Contracts, Foreign Currencies, and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	349	(362)	(69)	184
Net Increase in Net Assets Resulting from Operations	166,878	230,440	53,184	102,683
Dividends from:
Net Investment Income:
Class A	(29,890)	(34,665)	(4,998)	(2,183)
Class I	(72)	(96)	—	—
Total Dividends	(29,962)	(34,761)	(4,998)	(2,183)
Capital Share Transactions:
Class A:
Proceeds from Shares Issued	263,661	568,731 (1)	132,841	298,296
Reinvestment of Dividends & Distributions	27,440	32,156	4,533	2,014
Cost of Shares Redeemed	(241,378)	(519,994)	(118,199)	(196,578)
Increase in Net Assets Derived from Class A Transactions	49,723	80,893	19,175	103,732
Class I:
Proceeds from Shares Issued	488	1,307 (1)	—	—
Reinvestment of Dividends & Distributions	47	67	—	—
Cost of Shares Redeemed	(855)	(1,982)	—	—
Decrease in Net Assets Derived from Class I Transactions	(320)	(608)	—	—
Increase in Net Assets Derived from Capital Share Transactions	49,403	80,285	19,175	103,732
Net Increase in Net Assets	186,319	275,964	67,361	204,232
Net Assets:
Beginning of Period	1,848,122	1,572,158	899,730	695,498
End of Period	$2,034,441	$1,848,122	$967,091	$899,730
Undistributed (Distributions in Excess of) Net Investment Income Included in Net Assets at End of Period	$6,652	$29,231	$(5,252)	$3,390
Share Transactions:
Class A:
Shares Issued	30,797	72,568	12,436	30,168
Reinvestment of Distributions	3,244	4,334	426	215
Shares Redeemed	(28,644)	(66,704)	(11,170)	(19,866)
Total Class A Transactions	5,397	10,198	1,692	10,517
Class I:
Shares Issued	57	166	—	—
Reinvestment of Distributions	6	9	—	—
Shares Redeemed	(100)	(254)	—	—
Total Class I Transactions	(37)	(79)	—	—
Net Increase in Shares Outstanding from Share Transactions	5,360	10,119	1,692	10,517
(1)	See Note 10 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

28	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

Statements of Changes in Net Assets ($ Thousands) (Continued)

For the six months ended March 31, 2013 (Unaudited) and the year ended September 30, 2012

	International Fixed Income Fund		Emerging Markets Debt Fund
	2013	2012	2013	2012
Operations:
Net Investment Income	$3,554	$7,828	$22,940	$48,801
Net Realized Gain from Investments, Affiliated Investments, Futures Contracts, Options and Swap Contracts	4,902	5,531	18,334	48,569
Net Realized Gain (Loss) on Forward Foreign Currency Contracts and Foreign Currency Transactions	18,825	16,653	10,651	(810)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments, Futures Contracts, Options and Swap Contracts	(22,443)	15,233	(21,177)	69,712
Net Change in Unrealized Appreciation (Depreciation) on Forward Foreign Currency Contracts, Foreign Currencies, and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	5,479	(15,591)	(1,267)	2,058
Net Increase in Net Assets Resulting from Operations	10,317	29,654	29,481	168,330
Dividends and Distributions from:
Net Investment Income:
Class A	(21,926)	(12,225)	(59,897)	(53,538)
Net Realized Gains:
Class A	—	—	(45,779)	(2,001)
Total Dividends and Distributions	(21,926)	(12,225)	(105,676)	(55,539)
Capital Share Transactions:
Class A:
Proceeds from Shares Issued	74,507	92,376	232,495	446,482
Reinvestment of Dividends & Distributions	19,825	11,251	92,135	49,190
Cost of Shares Redeemed	(65,186)	(118,192)	(170,467)	(319,757)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	29,146	(14,565)	154,163	175,915
Net Increase in Net Assets	17,537	2,864	77,968	288,706
Net Assets:
Beginning of Period	491,793	488,929	1,165,102	876,396
End of Period	$509,330	$491,793	$1,243,070	$1,165,102
Undistributed (Distributions in excess of) Net Investment Income Included in Net Assets at End of Period	$(34,008)	$(15,636)	$(28,094)	$8,863
Share Transactions:
Class A:
Shares Issued	7,003	8,800	19,804	39,221
Reinvestment of Distributions	1,897	1,098	7,890	4,465
Shares Redeemed	(6,100)	(11,260)	(14,508)	(28,264)
Total Class A Transactions	2,800	(1,362)	13,186	15,422

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2013	29

Financial Highlights

For the six months ended March 31, 2013 (Unaudited) and the years ended September 30,

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends and Distributions and Return of Capital	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ( Thousands)	Ratio of Expenses to Average Net Assets*		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)**		Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)**		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
International Equity Fund
Class A
2013***	$8.19	$0.03	$0.73	$0.76	$(0.14)		$—	$(0.14)	$8.81	9.31%	$2,029,088	1.25	%(3)	1.25	%(3)	1.25	%(3)	0.78%	27%
2012	7.29	0.14	0.92	1.06	(0.16)		—	(0.16)	8.19	14.76	1,842,851	1.26	(3)	1.26	(3)	1.26	(3)	1.75	56
2011	8.34	0.16	(1.08)	(0.92)	(0.13)		—	(0.13)	7.29	(11.34)	1,566,893	1.27	(3)	1.27	(3)	1.27	(3)	1.88	98
2010	7.88	0.10	0.36	0.46	—		—	—	8.34	5.84	1,898,206	1.27	(3)	1.27	(3)	1.28		1.26	144
2009	8.85	0.13	(0.94)	(0.81)	(0.16)		—	(0.16)	7.88	(8.73)	2,053,411	1.28	(2)(3)	1.28	(2)(3)	1.29		2.01	154
2008	16.18	0.27	(5.52)	(5.25)	(0.34)		(1.74)	(2.08)	8.85	(36.96)	2,329,504	1.25	(2)(3)	1.26	(2)(3)	1.26	(2)	2.15	218
Class I
2013***	$8.18	$0.02	$0.71	$0.73	$(0.11)		$—	$(0.11)	$8.80	9.16%	$5,353	1.50	%(3)	1.50	%(3)	1.50	%(3)	0.48%	27%
2012	7.28	0.12	0.91	1.03	(0.13)		—	(0.13)	8.18	14.37	5,271	1.51	(3)	1.51	(3)	1.51	(3)	1.48	56
2011	8.32	0.13	(1.06)	(0.93)	(0.11)		—	(0.11)	7.28	(11.44)	5,265	1.52	(3)	1.52	(3)	1.52		1.54	98
2010	7.89	0.08	0.35	0.43	—		—	—	8.32	5.45	8,455	1.52	(3)	1.52	(3)	1.53		1.00	144
2009	8.82	0.13	(0.94)	(0.81)	(0.12)		—	(0.12)	7.89	(8.80)	8,397	1.53	(2)(3)	1.53	(2)(3)	1.54		1.97	154
2008	16.13	0.22	(5.49)	(5.27)	(0.30)		(1.74)	(2.04)	8.82	(37.14)	6,538	1.50	(2)(3)	1.51	(2)(3)	1.51	(2)	1.72	218
Emerging Markets Equity Fund
Class A
2013***	$10.25	$(0.04)	$0.66	$0.62	$(0.06)		$—	$(0.06)	$10.81	5.94%	$967,091	1.96	%(4)	1.96	%(4)	2.06%		(0.79)%	37%
2012	9.00	0.05	1.23	1.28	(0.03)		—	(0.03)	10.25	14.21	899,730	1.97	(4)	1.97	(4)	2.07		0.49	93
2011	11.40	0.05	(2.35)	(2.30)	(0.10)		—	(0.10)	9.00	(20.38)	695,498	1.96	(4)	1.96	(4)	2.09		0.44	98
2010	9.64	0.04	1.78	1.82	(0.06)		—	(0.06)	11.40	18.93	935,583	1.96	(4)	1.96	(4)	2.09		0.38	81
2009	11.43	0.08	0.18	0.26	(0.10)		(1.95)	(2.05)	9.64	16.40	916,780	1.97	(4)	1.97	(4)	2.11		1.08	80
2008	21.49	0.14	(5.64)	(5.50)	(0.08)		(4.48)	(4.56)	11.43	(33.33)	965,730	1.99	(4)	1.99	(4)	2.08		0.85	94
International Fixed Income Fund
Class A
2013***	$10.82	$0.08	$0.13	$0.21	$(0.48)		$—	$(0.48)	$10.55	2.03%	$509,330	1.02	%(5)	1.02	%(5)	1.20%		1.43%	37%
2012	10.44	0.17	0.48	0.65	(0.27)		—	(0.27)	10.82	6.34	491,793	1.02	(5)	1.02	(5)	1.21		1.60	103
2011	10.92	0.25	(0.22)	0.03	(0.51	)(9)	—	(0.51)	10.44	0.41	488,929	1.02	(5)	1.02	(5)	1.21		2.40	119
2010	10.21	0.24	0.57	0.81	(0.10	)(8)	—	(0.10)	10.92	7.97	505,081	1.07	(7)	1.07	(7)	1.21		2.33	135
2009	10.46	0.28	0.53	0.81	(1.06)		—	(1.06)	10.21	8.85	538,159	1.02	(5)	1.02	(5)	1.06		2.86	170
2008	10.91	0.37	(0.68)	(0.31)	(0.14)		—	(0.14)	10.46	(2.89)	703,324	1.02	(5)	1.02	(5)	1.04		3.45	147
Emerging Markets Debt Fund
Class A
2013***	$12.07	$0.22	$0.08	$0.30	$(0.58)		$(0.46)	$(1.04)	$11.33	2.54%	$1,243,070	1.36	%(6)	1.36	%(6)	1.80%		3.79%	34%
2012	10.81	0.55	1.36	1.91	(0.63)		(0.02)	(0.65)	12.07	18.48	1,165,102	1.36	(6)	1.36	(6)	1.80		4.85	102
2011	11.19	0.63	(0.70)	(0.07)	(0.31)		—	(0.31)	10.81	(0.71)	876,396	1.36	(6)	1.36	(6)	1.80		5.58	59
2010	10.24	0.67	1.14	1.81	(0.86)		—	(0.86)	11.19	18.78	931,865	1.36	(6)	1.36	(6)	1.79		6.41	70
2009	9.43	0.71	0.85	1.56	(0.75)		—	(0.75)	10.24	18.62	790,597	1.37	(6)	1.37	(6)	1.81		8.47	73
2008	11.04	0.62	(1.18)	(0.56)	(0.74)		(0.31)	(1.05)	9.43	(5.71)	877,354	1.37	(6)	1.37	(6)	1.79		5.94	83

*	Includes Fees Paid Indirectly, if applicable. See Note 4 in Notes to Financial Statements.
**	See Note 4 in Notes to Financial Statements.
***	For the six months ended March 31, 2013. All ratios have been annualized. Total Return and Portfolio Turnover Rate have not been annualized.
†	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(1)	Per share net investment income/(loss) and net realized and unrealized gains/(losses) calculated using average shares.
(2)	The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios for Class A and I shares would have been 1.28% and 1.53%, respectively, for 2009 and 2008.
(3)	The expense ratio includes overdraft fees. Had this expense been excluded, the ratios for Class A and I shares would have been 1.25% and 1.50%, respectively for 2013, 1.26% and 1.51%, respectively for 2012, 1.27% and 1.52%, respectively for 2011 and 2010, 1.28% and 1.53%, respectively for 2009 and 1.25% and 1.50%, respectively for 2008.
(4)	The expense ratio includes overdraft fees. Had this expense been excluded, the ratios would have been 1.96% for 2013, 2012, 2011, 2010, 2009 and 2008.
(5)	The expense ratio includes overdraft fees. Had this expense been excluded, the ratios would have been 1.02%, 1.02%, 1.02%, 1.01% and 1.02% for 2013, 2012, 2011, 2009 and 2008, respectively.
(6)	The expense ratio includes overdraft fees. Had this expense been excluded, the ratios would have been 1.36% for 2013, 2012, 2011, 2010, 2009 and 2008.
(7)	The expense ratio includes proxy and overdraft fees. Had these expenses been excluded, the ratio would have been 1.01% for 2010.
(8)	Includes return of capital of less than $0.01.
(9)	Includes a return of capital of $0.01 per share.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

30	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

Notes to Financial Statements

March 31, 2013 (Unaudited)

1. ORGANIZATION

SEI Institutional International Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated June 30, 1988. The operations of the Trust commenced on December 20, 1989.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with four funds: International Equity Fund, Emerging Markets Equity Fund, International Fixed Income Fund and Emerging Markets Debt Fund (together the “Funds”). The Trust’s prospectuses provide a description of each Fund’s investment objective, and strategies. The Trust is registered to offer Class A shares of each of the Funds and Class I shares of the International Equity Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“GAAP”), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. SEI Investments Management Corporation (“SIMC”) or a sub-adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a sub-adviser, as applicable, continuously monitors the reliability of prices obtained from any pricing service and will notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Trust’s Fair Value Committee if it receives such notification from SIMC or a sub-adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are determined to be unreliable or can not be valued using methodologies described above are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees (the “Board”). The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates. The Committee provides regular reports to the Board concerning investments for which market prices are not readily available or may be unreliable. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider are: (i) the facts giving rise to the need to fair value; (ii) the last trade price; (iii) the performance of the market or the issuer’s industry; (iv) the liquidity of the security; (v) the size of the holding in a Fund; or (vi) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which

SEI Institutional International Trust / Semi-Annual Report / March 31, 2013	31

Notes to Financial Statements (Continued)

March 31, 2013 (Unaudited)

the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Committee Meeting should be called based on the information provided.

The International Equity Fund and Emerging Markets Equity Fund also use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by these Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the International Equity Fund and Emerging Markets Equity Fund will value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The valuation techniques used by the Funds to measure fair value during the six months ended March 31, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six months ended March 31, 2013, there have been no significant changes to the inputs or the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/ or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

Classes — Class-specific expenses are borne by that class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(i) market value of investment securities, assets and liabilities at the current rate of exchange; and

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

32	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions, speculative purposes or anticipated fund positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for federal income tax purposes. The Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to each Fund’s Summary Schedule of Investments for details regarding open forward foreign currency contracts as of March 31, 2013, if applicable.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, the Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. To the extent consistent with its Investment Objective and Strategies, a Fund may utilize futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. In addition, the International Fixed Income Fund and the Emerging Markets Debt Fund may utilize futures contracts to efficiently assist in managing the Funds’ duration and yield curve exposure. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is held. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to each Fund’s Summary Schedule of Investments for details regarding open futures contracts as of March 31, 2013, if applicable.

Options/Swaptions Writing/Purchasing — To the extent consistent with its investment objective and strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option/swaption contracts to enhance its returns. When the Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/ swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The Emerging Markets Debt Fund had options contracts as of March 31, 2013, as disclosed in the Funds’ Schedules of Investments or Summary Schedule of Investments.

The risk in writing a call option/swaption is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is a Fund may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is a Fund may pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Summary Schedule of Investments for details regarding open option/swaption contracts as of March 31, 2013, if applicable.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in swap contracts as an efficient means to take and manage risk in the portfolio, including

SEI Institutional International Trust / Semi-Annual Report / March 31, 2013	33

Notes to Financial Statements (Continued)

March 31, 2013 (Unaudited)

interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit default swaps involve the periodic payment by a Fund or counterparty of interest based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR (London Interbank Offered Rate) or some other form of index on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or losses. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. In connection with swap agreements, securities/cash may be set aside as collateral by the Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio; protect a Fund’s value from changes in interest rates; or expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Summary Schedule of Investments or the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

Counterparty risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. Refer to each Fund’s Summary Schedule of Investments for details regarding open swap contracts as of March 31, 2013, if applicable.

Delayed Delivery Transactions — A Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Loan Participations and Brady Bonds — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in U.S. dollar-denominated fixed- and floating-rate loans (“Loans”) arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“Lenders”). The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties. Participations typically result in a Fund having a contractual relationship only with the Lenders, not with the sovereign borrowers. This Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are

34	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Funds. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Dividends and Distributions to Shareholders — The International Equity, Emerging Markets Equity and International Fixed Income Funds will distribute substantially all of their net investment income and all net realized capital gains, if any, at least annually. The Emerging Markets Debt Fund will distribute substantially all of its net investment income, if any, at least quarterly and all net realized gains, if any, at least annually. All dividends and distributions are recorded on ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Redemption Fees — The Funds charge a redemption fee based on a redemption, or a series of redemptions from a single identifiable source that in the aggregate exceed a specific dollar threshold within any thirty day period, as presented below:

	Dollar Threshold ($ Thousands)	Redemption Fee
International Equity Fund	$50,000	0.75%
Emerging Markets Equity Fund	25,000	1.25
International Fixed Income Fund	25,000	1.00
Emerging Markets Debt Fund	25,000	1.00

For the six months ended March 31, 2013, the Funds did not charge any redemption fees. Such fees, if any, are retained by the Funds for the benefit of the remaining shareholders.

3. DERIVATIVE TRANSACTIONS

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the year. For Funds that held derivatives throughout the year with only one type of risk exposure, additional information can be found on the Summary Schedules of Investments and the Statements of Operations. The fair value of derivative instruments as of March 31, 2013 was as follows:

	Asset Derivatives			Liability Derivatives
	Six month period ended March 31, 2013 ($ Thousands)			Six month period ended March 31, 2013 ($ Thousands)
Contract Type	Statements of Assets & Liabilities Location	Fair Value		Statements of Assets & Liabilities Location	Fair Value

International Fixed Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$180	*	Net Assets — Unrealized depreciation on futures contracts	$216	*
	Net Assets — Unrealized appreciation on swap contracts	1,794	†	Net Assets — Unrealized depreciation on swap contracts	1,042	†
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	18	†	Net Assets — Unrealized depreciation on swap contracts	—
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	4,480		Unrealized loss on forward foreign currency contracts	790

Total Derivatives not accounted for as hedging instruments		$6,472			$2,048

Emerging Markets Debt Fund
Interest rate contracts	Net Assets — Unrealized appreciation on swap contracts	$35	†	Net Assets – Unrealized depreciation on swap contracts	$275	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	5,075		Unrealized loss on forward foreign currency contracts	3,418
Equity contracts	Net Assets — Unrealized appreciation on swap contracts	238	†	Net Assets — Unrealized depreciation on swap contracts	241	†
	Options purchased, at value	677		Options written, at value	—

Total Derivatives not accounted for as hedging instruments		$6,025			$3,934

*	Includes cumulative appreciation/(depreciation) on futures contracts as reported in the Summary Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.
†

Includes cumulative appreciation/(depreciation) on swap contracts as reported in the Summary Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities for swap contracts that have paid premiums.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2013	35

Notes to Financial Statements (Continued)

March 31, 2013 (Unaudited)

The effect of derivative instruments on the Statements of Operations for the six months ended March 31, 2013 is as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total

International Equity Fund
Interest rate contracts	$—	$4,612	$—	$—	$4,612
Foreign exchange contracts	—	—	(678)	—	(678)
Total	$—	$4,612	$(678)	$—	$3,934

International Fixed Income Fund
Interest rate contracts	$—	$431	$—	$673	$1,104
Foreign exchange contracts	—	—	21,478	—	21,478
Credit contracts	—	—	—	(11)	(11)
Total	$—	$431	$21,478	$662	$22,571

Emerging Markets Debt Fund
Interest rate contracts	$—	$(7)	$—	$128	$121
Foreign exchange contracts	—	—	5,519	—	5,519
Equity contracts	—	—	—	6,529	6,529
Total	$—	$(7)	$5,519	$6,657	$12,169

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total

International Equity Fund
Interest rate contracts	$—	$649	$—	$—	$649
Foreign exchange contracts	—	—	391	—	391
Total	$—	$649	$391	$—	$1,040

International Fixed Income Fund
Interest rate contracts	$—	$87	$—	$(652)	$(565)
Foreign exchange contracts	—	—	5,642	—	5,642
Credit contracts	—	—	—	18	18
Total	$—	$87	$5,642	$(634)	$5,095

Emerging Markets Debt Fund
Interest rate contracts	$—	$(21)	$—	$(246)	$(267)
Foreign exchange contracts	301	—	(1,200)	—	(899)
Equity contracts	—	—	—	(1,638)	(1,638)
Total	$301	$(21)	$(1,200)	$(1,884)	$(2,804)

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by the Trust on behalf of a Fund and the counterparty.

The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

36	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

4. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUB-ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each fund.

SEI Investments Global Funds Services (the “Administrator”) provides administrative and transfer agency services to the Funds for annual fees, based on the average daily net assets of each fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”), serves as each Fund’s Distributor. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation therefrom.

Such plans provide fees payable to the Distributor, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund. Under both the Shareholder Servicing Plan and Administrative Service Plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustees fees and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. The voluntary waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses (AFFE). The waivers are voluntarily and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time.

The following is a summary of annual fees payable to the Adviser, Administrator and Distributor and the voluntary expense limitations for each fund:

	Advisory Fee	Administration Fee	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitations
International Equity Fund
Class A	0.505%	0.45%	0.25%	—	1.26%
Class I	0.505%	0.45%	0.25%	0.25%	1.51%
Emerging Markets Equity Fund
Class A	1.05%	0.65%	0.25%	—	1.96%
International Fixed Income Fund
Class A	0.30%	0.60%	0.25%	—	1.02%*
Emerging Markets Debt Fund
Class A	0.85%	0.65%	0.25%	—	1.36%

* Prior to February 1, 2012 the expense limitation was contractual.

For the six months ended March 31, 2013, the Distributor retained 100% of both shareholder servicing fees and administrative servicing fees, less the waiver.

Investment Sub-Advisory Agreements — As of March 31, 2013, SIMC has entered into Investment Sub-Advisory Agreements with the following parties:

Investment Sub-Adviser
International Equity Fund
Acadian Asset Management LLC
Causeway Capital Management LLC
del Rey Global Investors LLC
INTECH Investment Management LLC
Neuberger Berman Management LLC
Schroder Investment Management North America, Inc.
Tradewinds Global Investors LLC

Investment Sub-Adviser
Emerging Markets Equity Fund
Delaware Investment Fund Advisers
JO Hambro Capital Management Limited
Kleinwort Benson Investors International Ltd.
Lazard Asset Management LLC
Neuberger Berman Management LLC
PanAgora Asset Management, Inc.
International Fixed Income Fund
AllianceBernstein L.P.
FIL Investment Advisors
Wellington Management Company, LLP
Emerging Markets Debt Fund
Ashmore Investment Management Limited
Stone Harbor Investment Partners LP

Under the investment sub-advisory agreements, each sub-adviser receives an annual fee, paid by SIMC.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2013	37

Notes to Financial Statements (Continued)

March 31, 2013 (Unaudited)

Brokerage Commissions Paid to Affiliates — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission (“SEC”). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions. For the six months ended March 31, 2013, the Distributor received no brokerage commissions.

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of the Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Fund’s expense ratio, as a percentage of the Fund’s average daily net assets for the six months ended March 31, 2013, can be found on the Statement of Operations and Financial Highlights, respectively. During the six months ended March 31, 2013, the Funds did not report any such fees.

Investment in Affiliated Securities — The Funds may invest excess cash in the SEI Daily Income Trust Prime Obligation Fund, an affiliated money market fund. Additionally, the Funds may invest cash collateral from the securities lending program in the SEI Liquidity Fund L.P., also an affiliated fund.

Payment to Affiliates — Certain Officers and Trustees of the Trust are also Officers and/or Trustees of the Administrator, Adviser and/or the Distributor.

The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Distributor pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“the Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. For the six months ended March 31, 2013, the Trust had not participated in the Program.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments and futures, during the six months ended March 31, 2013, were as follows:

	Purchases ($ Thousands)	Sales and Maturities ($ Thousands)
International Equity Fund
US Government	$—	$—
Other	482,569	484,900
Emerging Markets Equity Fund
US Government	—	—
Other	341,528	345,211
International Fixed Income Fund
US Government	2,852	3,524
Other	182,973	156,427
Emerging Markets Debt Fund
US Government	—	—
Other	493,177	347,805

6. FEDERAL TAX INFORMATION:

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under GAAP. These differences, which may result in distribution reclassifications, are primarily due to paydown reclassifications, foreign currency transactions, net investment losses, investment in partnerships, swaps and passive foreign investment companies. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to different treatment for gains and losses on paydowns of mortgage and asset-backed securities for tax purposes, investments in swaps, investments in passive foreign investment companies, investments in partnerships, distribution reclassification, REIT income reclassification, distributions in excess of net investment income and

38	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

foreign currency transactions have been reclassified to/from the following accounts as of September 30, 2012:

	Paid-in Capital ($ Thousands)	Undistributed Net Investment Income/(Loss) ($ Thousands)	Accumulated Realized Gain/ (Loss) ($ Thousands)
International Equity Fund	$—	$1,105	$(1,105)
Emerging Markets Equity Fund	—	(553)	553
International Fixed Income Fund	(1,462)	19,673	(18,211)
Emerging Markets Debt Fund	—	(1,408)	1,408

The tax character of dividends and distributions declared during the last two years were as follows:

		Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Totals ($ Thousands)
International Equity Fund	2012	$34,761	$—	$—	$34,761
	2011	27,465	—	—	27,465
Emerging Markets Equity Fund	2012	2,183	—	—	2,183
	2011	8,167	—	—	8,167
International Fixed Income Fund	2012	12,225	—	—	12,225
	2011	22,700	—	490	23,190
Emerging Markets Debt Fund	2012	53,538	2,001	—	55,539
	2011	25,140	—	—	25,140

As of September 30, 2012, the components of Distributable Earnings (Accumulated Losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Gains (Losses) ($ Thousands)
International Equity Fund	$29,975	$—	$(1,005,442)	$(38,847)
Emerging Markets Equity Fund	5,483	—	(26,674)	(53,694)
International Fixed Income Fund	—	—	(16,081)	—
Emerging Markets Debt Fund	36,708	37,028	—	—

	Post October Currency Losses ($ Thousands)	Unrealized Appreciation ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Accumulated Gains (Losses) ($ Thousands)
International Equity Fund	$—	$18	$795	$(1,013,501)
Emerging Markets Equity Fund	—	1,072	—	(73,813)
International Fixed Income Fund	—	24,367	(15,530)	(7,244)
Emerging Markets Debt Fund	—	76,423	(19,344)	130,815

Post-October losses represent losses realized on investment transactions from November 1, 2011 through September 30, 2012, that, in accordance with Federal income tax regulations, the Funds defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital carryforwards may be carried forward and applied against future capital gains as follows:

	Expires 2017 ($ Thousands)	Expires 2018 ($ Thousands)	Total Capital Loss Carryforward 09/30/12 ($ Thousands)
International Equity Fund	$306,282	$690,357	$996,639
Emerging Markets Equity Fund	—	19,246	19,246
International Fixed Income Fund	—	16,081	16,081

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total *
International Equity Fund	$6,750	$2,053	$8,803
Emerging Markets Equity Fund	6,697	731	7,428

*	This table should be used in conjunction with the capital loss carryforwards table.

During the year ended September 30, 2012, the following Funds utilized capital loss carryforwards to offset capital gains:

Amount utilized ($ Thousands)
International Fixed Income Fund	$4,547
Emerging Markets Debt Fund	749

For Federal income tax purposes, the cost of securities owned at March 31, 2013, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to investments in partnerships, passive foreign investment companies, defaulted bonds and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments, excluding options purchased, held by the Funds at March 31, 2013, was as follows:

	Federal Tax Cost ($ Thousands)	Aggregate Gross Unrealized Appreciation ($ Thousands)	Aggregate Gross Unrealized Depreciation ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
International Equity Fund	$1,948,507	$251,919	$(112,085)	$139,834
Emerging Markets Equity Fund	871,207	160,635	(54,025)	106,610
International Fixed Income Fund	503,000	14,894	(10,952)	3,942
Emerging Markets Debt Fund	1,243,771	78,471	(23,699)	54,772

SEI Institutional International Trust / Semi-Annual Report / March 31, 2013	39

Notes to Financial Statements (Concluded)

March 31, 2013 (Unaudited)

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2012, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7. CONCENTRATION/RISKS

Each Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. The market values of the International Fixed Income and Emerging Markets Debt Funds’ investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Also, the ability of the issuers of debt securities held by the International Fixed Income Fund and Emerging Markets Debt Fund to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

Certain securities held by the Funds are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers are estimates that may differ from the value that would be realized if the securities were sold. At March 31, 2013, the total value of these securities represented approximately 1.2% of the net assets of the Emerging Markets Debt Fund.

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, Management believes that based on experience, the risk of loss from such claims is considered remote.

8. SECURITIES LENDING

A Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that a Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include the SEI Liquidity Fund L.P., and the Fund bears all of the gains and losses on such investment. There is no guarantee that these investments will not lose value.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the FASB issued a further update to the guidance “Balance Sheet — Disclosures about Offsetting Assets and Liabilities”. The amendments to this standard require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The amended guidance is effective for interim and annual reporting periods beginning after January 1, 2013. At this time, management is evaluating the implications of this update and its impact on the financial statements has not been determined.

10. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of March 31, 2013.

40	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on this page illustrates your fund’s costs in two ways:

Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Annualized Expense Ratios	Expenses Paid During Period*
International Equity Fund
Actual Fund Return
Class A	$1,000.00	$1,093.10	1.25%	$6.52
Class I	1,000.00	1,091.60	1.50	7.82
Hypothetical 5% Return
Class A	$1,000.00	$1,018.70	1.25%	$6.29
Class I	1,000.00	1,017.45	1.50	7.54
Emerging Markets Equity Fund
Actual Fund Return
Class A	$1,000.00	$1,059.40	1.96%	$10.06
Hypothetical 5% Return
Class A	$1,000.00	$1,015.16	1.96%	$9.85

	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Annualized Expense Ratios	Expenses Paid During Period*
International Fixed Income Fund
Actual Fund Return
Class A	$1,000.00	$1,020.30	1.02%	$5.14
Hypothetical 5% Return
Class A	$1,000.00	$1,019.85	1.02%	$5.14
Emerging Markets Debt Fund
Actual Fund Return
Class A	$1,000.00	$1,025.40	1.36%	$6.87
Hypothetical 5% Return
Class A	$1,000.00	$1,018.15	1.36%	$6.84

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

SEI Institutional International Trust / Semi-Annual Report / March 31, 2013	41

Board of Trustees Considerations in Approving the Funds’ Investment Advisory and Sub-Advisory Agreements (Unaudited)

SEI Institutional International Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the series of the Trust (the “Funds”) and may manage the cash portion of the Funds’ assets. Pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with SIMC, and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval(s). In connection with their consideration of such approval(s), the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations. The Board also receives extensive data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC and the Sub-Advisers charge the Funds compared with the fees each charge to comparable mutual funds; (vi) the Funds’ overall fees and operating expenses compared with similar mutual funds; (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance systems; (ix) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (x) SIMC’s and the Sub-Advisers’ reputation, expertise and resources in domestic and/or international financial markets; and (xi) the Funds’ performance compared with similar mutual funds.

At the December 4-5, 2012 and the March 26-27, 2013 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to

42	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

act in their respective capacities for the Funds. The Board’s approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

•

the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;

•	the Funds’ investment performance and how it compared to that of other comparable mutual funds;

•	the Funds’ expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

•

the profitability of SIMC and the Sub-Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

•

the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. The Trustees found the level of SIMC’s and each Sub-Adviser’s professional staff and culture of compliance satisfactory. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

Fund Performance. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indices/benchmarks in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Funds. The Trustees found Fund performance satisfactory, and, where performance was below the benchmark, the Trustees were satisfied that appropriate steps were being taken. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

Fund Expenses. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in the Funds’ respective peer groups. The Trustees further considered the fact that the comparative fee analysis either showed that the various fees were below average or that there was a reasonable basis for the fee level. Finally, the Trustees considered the effects of SIMC’s voluntary waiver of management and other fees and the Sub-Advisers’ fees to prevent total Fund expenses from exceeding a specified cap and concluded that SIMC and the Sub-Advisers, through waivers, have maintained the Funds’ net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.

Profitability. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. The Trustees found that profitability was reasonable and that the margin was not increasing despite growth in assets. When considering the profitability of the Sub-Advisers, the Board

SEI Institutional International Trust / Semi-Annual Report / March 31, 2013	43

Board of Trustees Considerations in Approving the Funds’ Investment Advisory and Sub-Advisory Agreements (Unaudited) (Concluded)

took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

44	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

SEI INSTITUTIONAL INTERNATIONAL TRUST SEMI-ANNUAL REPORT MARCH 31, 2013

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Edward McCusker

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KMPG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI-F-031 (3/13)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the International Equity Fund, the Emerging Markets Equity Fund, the International Fixed Income Fund and the Emerging Markets Debt Fund are listed below.

Schedule of Investments (Unaudited)

International Equity Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 92.4%

Argentina — 0.0%
Tenaris	2,059	$42

Australia — 3.0%
Amcor	371,739	3,592
AMP	83,847	455
APA Group	24,950	155
Atlas Iron	1,700,771	1,966
Australia & New Zealand Banking Group	195,428	5,806
Beach Energy	246,347	362
BHP Billiton (USD) ADR	43,900	3,004
Boral	73,582	376
Brambles	488,258	4,307
Caltex Australia	113,756	2,529
CFS Retail Property Trust Group (A)	97,883	205
Coca-Cola Amatil	30,193	458
Cochlear	9,655	684
Commonwealth Bank of Australia	25,837	1,830
Crown	18,923	242
CSL	93,703	5,780
Dexus Property Group (A)	809,351	877
Flight Centre	11,111	389
Goodman Group (A)	339,610	1,691
GPT Group (A)	69,812	270
Iluka Resources	272,900	2,657
Insurance Australia Group	355,370	2,113
Lend Lease	35,129	373
Macquarie Group	21,549	834
Newcrest Mining	353,715	7,385
Qantas Airways*	24,377	45
Ramsay Health Care	25,362	853
RCR Tomlinson	43,127	96
Resolute Mining	73,195	101
Roc Oil*	155,859	81
Sonic Healthcare	4,601	67
Stockland (A)	14,972	57
Suncorp Group	95,446	1,175
Tabcorp Holdings	43,874	148
Tatts Group	297,431	982
Telstra	715,395	3,360
Transurban Group	86,602	575
Treasury Wine Estates	64,879	384
UXC	35,719	46
Wesfarmers	19,089	799
Westfield Group (A)	83,316	941
Westfield Retail Trust (A)	320,891	1,009
Westpac Banking	29,044	930
Woolworths	10,116	356

		60,345

Austria — 0.1%
Andritz	11,892	798
Erste Group Bank	26,470	737
IMMOFINANZ	140,575	532
Oesterreichische Post	4,106	177
Raiffeisen International Bank Holding	10,808	367
Vienna Insurance Group	2,968	144

		2,755

Description	Shares	Market Value ($ Thousands)
Belgium — 1.2%
Ageas	92,215	$3,118
Anheuser-Busch InBev	56,958	5,640
Belgacom	238,473	5,928
Colruyt	105,151	5,084
KBC Groep	78,600	2,707
Solvay	493	67
UCB	19,586	1,250

		23,794

Bosnia and Herzegovina — 0.1%
Axis Capital Holdings	65,521	2,727

Brazil — 0.3%
Banco Santander Brasil ADR	234,963	1,706
Centrais Eletricas Brasileiras	75,600	261
Centrais Eletricas Brasileiras ADR	53,720	184
Fibria Celulose ADR*(B)	191,754	2,314
Telefonica Brasil ADR	27,576	736

		5,201

Canada — 3.3%
Agrium (B)	29,400	2,866
Atrium Innovations*	3,200	38
Bank of Nova Scotia	52,400	3,048
Barrick Gold	260,125	7,648
Cameco	163,928	3,406
Canadian Pacific Railway (B)	32,030	4,178
Cenovus Energy	79,046	2,447
Dollarama	69,900	4,487
Imperial Oil	87,500	3,575
Kinross Gold	671,224	5,323
Magna International, Cl A	74,600	4,381
New Gold*	464,100	4,220
Quebecor, Cl B (B)	5,500	233
Silver Wheaton	147,500	4,616
Suncor Energy	276,047	8,275
Superior Plus	6,500	76
Talisman Energy	212,856	2,608
Toronto-Dominion Bank	69,031	5,746

		67,171

Chile — 0.2%
Sociedad Quimica y Minera de Chile ADR	71,500	3,965

China — 0.4%
Agricultural Bank of China	204,000	98
Bank of China	3,417,000	1,584
Huaneng Power International*	3,498,600	3,732
Industrial & Commercial Bank of China	4,155,000	2,912

		8,326

Colombia — 0.1%
Ecopetrol ADR (B)	44,500	2,426

Denmark — 0.8%
AP Moeller - Maersk, Cl B	102	796
Carlsberg, Cl B	3,594	350
Coloplast, Cl B	20,945	1,126
Jyske Bank*	112,431	3,827
Novo Nordisk, Cl B	31,997	5,198
Tryg	55,460	4,475

1	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

International Equity Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)
		$15,772

Finland — 0.3%
Huhtamaki	7,436	146
Kone, Cl B	9,695	762
Metsa Board, Cl B	12,901	38
Neste Oil	16,993	240
Orion, Cl B	16,508	433
Pohjola Bank, Cl A	21,824	317
Sampo, Cl A	21,835	840
Stora Enso, Cl R	511,758	3,303
Tieto	15,404	326
Wartsila, Cl B	2,787	125

		6,530

France — 9.9%
Air France-KLM*	18,522	175
Alstom	45,048	1,833
Areva*	79,082	1,168
Arkema	112,875	10,267
Assystem*	2,058	43
AtoS*	4,133	284
AXA	326,177	5,606
BNP Paribas	324,022	16,629
Boiron*	1,900	98
Bureau Veritas*	5,585	695
Carrefour	158,480	4,338
Cie Generale des Etablissements-Michelin, Cl B	18,055	1,510
Cie Generale d’Optique Essilor International	76,264	8,480
CNP Assurances	9,436	129
Compagnie Generale de Geophysique-Veritas*	24,987	563
Credit Agricole*	254,703	2,098
Danone	36,700	2,553
Dassault Systemes	1,904	220
Electricite de France	111,632	2,141
Eurazeo	3,413	173
Eutelsat Communications	117,109	4,129
Fonciere Des Regions (A)	500	39
Gecina (A)	3,988	463
Iliad*	2,886	614
Klepierre (A)	10,435	410
Lafarge	30,133	2,002
Legrand	165,298	7,208
L’Oreal	39,208	6,216
LVMH Moet Hennessy Louis Vuitton	30,972	5,315
Nexity*	5,300	182
Pernod-Ricard	26,889	3,350
PPR	23,426	5,146
Remy Cointreau	301	35
Renault	18,931	1,186
Rexel	329,112	7,182
Safran	182,305	8,130
Sanofi	405,180	41,167
Schneider Electric	251,025	18,339
SES	18,349	575
Societe BIC	138	16
Societe Generale	43,746	1,437
Sodexo	83,999	7,827
Technip	47,628	4,882
Teleperformance*	4,248	181

Description	Shares	Market Value ($ Thousands)
Thales	52,901	$2,237
Total	160,346	7,677
Unibail-Rodamco (A)	2,405	560
Valeo	6,844	370
Vallourec	43,965	2,113
Vivendi	103,005	2,128
Wendel*	4,929	522

		200,641

Germany — 8.3%
Adidas	58,838	6,104
Allianz	17,793	2,416
BASF	51,962	4,550
Bayer	123,757	12,764
Bayerische Motoren Werke	4,405	380
Beiersdorf	339	31
Borussia Dortmund GmbH & KGaA	22,765	96
Brenntag	44,508	6,948
CENTROTEC Sustainable	1,890	36
Commerzbank*	809,800	1,189
Continental	68,771	8,221
Daimler	240,659	13,092
Deutsche Bank	37,161	1,449
Deutsche Boerse	163,379	9,893
Deutsche Lufthansa*	221,896	4,333
Deutsche Post	216,089	4,978
Deutsche Telekom	6,472	68
E.ON	4,007	70
Freenet	7,625	185
Fresenius	3,348	413
Fresenius Medical Care	28,843	1,946
GEA Group	187,253	6,171
Grammer	6,818	190
Hannover Rueckversicherung	11,692	917
HeidelbergCement	63,397	4,555
Henkel	17,853	1,410
Infineon Technologies	784,286	6,192
Kabel Deutschland Holding	11,804	1,089
Lanxess	10,830	768
Linde	87,380	16,245
Merck	12,032	1,815
Muenchener Rueckversicherungs	51,184	9,572
RWE	1,643	61
SAP	72,704	5,824
SAP ADR	49,900	4,019
Siemens	154,523	16,642
Suedzucker	34,297	1,449
Symrise	166,749	6,606
Telefonica Deutschland Holding*	826,191	6,324
ThyssenKrupp*	5,187	106
Volkswagen	705	133

		169,250

Greece — 0.0%
Hellenic Telecommunications Organization*	9,304	56

Hong Kong — 3.4%
AIA Group	2,021,200	8,853
BOC Hong Kong Holdings	199,500	666
Cathay Pacific Airways	108,000	185
Chaoda Modern Agriculture*(C)	2,440,000	346

2	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

International Equity Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)
Cheung Kong Holdings	26,000	$384
China Merchants Holdings International	582,000	1,908
China Mobile ADR	133,900	7,114
China Mobile	397,500	4,209
CLP Holdings	151,000	1,323
CNOOC	3,194,000	6,139
First Pacific	678,000	919
Galaxy Entertainment Group*	409,000	1,707
Hang Seng Bank	25,900	415
Henderson Land Development	191,000	1,307
HKT Trust	417,000	417
Hong Kong & China Gas	185,600	542
Hongkong Land Holdings	752,000	5,572
Hopewell Holdings	127,500	517
Hutchison Whampoa	22,500	234
Hysan Development	111,000	561
Jardine Matheson Holdings	65,500	4,264
Jardine Strategic Holdings	221,610	8,771
Kerry Properties	86,000	382
MTR	26,500	105
New World Development	791,000	1,339
Power Assets Holdings	49,500	467
SJM Holdings	144,000	359
Sun Hung Kai Properties	33,000	445
Swire Pacific, Cl A	19,000	242
Swire Properties	121,600	432
Wharf Holdings	181,000	1,613
Wheelock	224,000	1,193
Yue Yuen Industrial Holdings	1,621,500	5,285

		68,215

India — 0.3%
Idea Cellular*	3,167,700	6,638

Indonesia — 0.2%
Bank Mandiri	3,516,400	3,619
Telekomunikasi Indonesia ADR	4,687	211
Telekomunikasi Indonesia	312,000	353

		4,183

Ireland — 0.8%
CRH	4,302	95
Experian	339,392	5,878
James Hardie Industries	98,311	1,025
Kerry Group, Cl A	6,721	401
Ryanair Holdings ADR	132,700	5,544
Smurfit Kappa Group	210,653	3,453

		16,396

Israel — 1.1%
Bank Hapoalim*	25,251	115
Bezeq Israeli Telecommunication	3,418,960	4,742
Check Point Software Technologies*	253,860	11,929
Israel Chemicals	869	11
Mellanox Technologies*	4,708	261
Teva Pharmaceutical Industries ADR	153,556	6,093

		23,151

Italy — 0.8%
Assicurazioni Generali	4,992	78
Atlantia	24,716	390
Banco Popolare Scarl*	48,420	61

Description	Shares	Market Value ($ Thousands)
Enel	570,498	$1,862
Eni	1,124	25
ERG	136,728	1,244
Exor	32,713	914
Fiat*	97,533	519
Fiat Industrial	9,398	106
Finmeccanica*	336,167	1,616
Intesa Sanpaolo	740,372	1,084
Luxottica Group	2,028	102
Mediobanca	91,886	467
Prysmian	5,190	107
Snam Rete Gas	1,035,899	4,721
Telecom Italia RNC	5,370,655	3,304
UniCredit	41,990	179
Unione di Banche Italiane	15,048	55

		16,834

Japan — 15.8%
AEON Financial Service (B)	12,000	341
Aeon Mall	13,000	394
Ajinomoto	3,000	45
Alfresa Holdings	7,100	384
Alpen	14,700	276
Aoyama Trading	5,300	133
Arcland Sakamoto	12,800	225
Arnest One	10,600	209
Asics	30,100	504
Astellas Pharma	157,800	8,481
Bank of Yokohama	338,000	1,957
Belluna	6,800	62
Benesse	41,000	1,761
Best Bridal	65	97
Bridgestone	294,500	9,916
CAC	4,700	42
Calsonic Kansei	199,000	894
Canon Marketing Japan	5,800	85
Casio Computer	53,700	413
Central Japan Railway	34,700	3,656
Chiyoda	37,000	412
Chugai Pharmaceutical	39,500	895
Credit Saison	16,100	401
Dai Nippon Printing (B)	479,600	4,513
Daicel	92,000	729
Daihatsu Motor	49,000	1,016
Daiichi Sankyo	89,400	1,723
Daiichikosho	4,600	123
Daikyo	175,000	608
Dainippon Sumitomo Pharma	105,900	1,974
Daito Trust Construction	32,000	2,726
Daiwa House Industry	220,000	4,253
Daiwa Securities Group	166,000	1,157
Denso	1,300	55
Doutor Nichires Holdings	6,200	91
Dydo Drinco	4,400	204
Eisai	100	4
FamilyMart	3,900	180
Fanuc	83,700	12,882
Fast Retailing	1,000	326
Fuji Film Holdings	294,900	5,751
Fuji Heavy Industries	110,000	1,707
Fuji Soft	7,600	181
Fujishoji	42	51
Fujitsu	228,000	940

3	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

International Equity Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)
Fukuda Denshi	1,300	$47
Geo Holdings	200	252
Grandy House	16,800	65
Hachijuni Bank	231,000	1,396
Hankyu Hanshin Holdings	184,000	1,112
Hino Motors	341,000	3,658
Hirose Electric	400	54
HIS	12,100	549
Hisamitsu Pharmaceutical	12,100	661
Hitachi	1,071,000	6,177
Hulic	51,300	421
IHI	304,000	923
Iida Home Max	30,600	552
Infocom	32	55
IT Holdings	56,400	745
Iwatani	13,000	60
J Front Retailing	8,000	62
Japan Airlines	11,400	529
Japan Exchange Group	1,000	91
Japan Prime Realty Investment, Cl A (A)	35	139
Japan Real Estate Investment, Cl A (A)	16	219
Japan Retail Fund Investment, Cl A (A)	384	947
Japan Steel Works	268,000	1,426
Japan Tobacco	4,100	131
JGC	271,200	6,853
Jupiter Telecommunications*	8,833	11,587
Juroku Bank	11,000	45
Kamei	5,000	53
Kandenko	10,000	46
Kanematsu*	158,000	206
Kanematsu Electronics	6,100	75
Kansai Paint	380,300	4,225
Kao	92,400	3,023
KDDI (B)	229,400	9,429
Keio	8,000	69
Keisei Electric Railway	24,000	256
Keyence	23,400	7,116
Kikkoman	11,000	194
Kinki Sharyo (B)	37,000	120
Kita-Nippon Bank	1,700	44
Kubota	31,000	441
Kyowa Exeo	8,500	90
Lawson	6,300	485
LIXIL Group	5,300	105
Mabuchi Motor (B)	166,200	8,985
Makita	48,700	2,211
Marubeni	11,000	82
Mazda Motor*	38,000	113
Medipal Holdings	4,500	64
Miraca Holdings	2,800	136
Misawa Homes	24,600	381
Mitsubishi Estate	18,000	496
Mitsubishi Logistics	18,000	334
Mitsubishi Materials	17,000	48
Mitsubishi UFJ Financial Group	7,400	44
Mitsui Fudosan	40,000	1,121
Mitsui High-Tec	6,200	44
Mitsui Home	8,000	42
Mizuho Financial Group	43,700	92

Description	Shares	Market Value ($ Thousands)
MS&AD Insurance Group Holdings	268,900	$5,901
Namco Bandai Holdings	37,000	654
NEC Fielding	9,800	124
NEC Mobiling	1,200	79
NEC Networks & System Integration	17,900	352
Nichireki	6,289	42
Nihon Unisys (B)	17,700	154
Nintendo	46,200	4,961
Nippo	35,000	425
Nippon Building Fund, Cl A (A)	23	318
Nippon Densetsu Kogyo	5,000	52
Nippon Road	9,000	39
Nippon Telegraph & Telephone	210,800	9,191
Nippon Telegraph & Telephone ADR	164,263	3,571
Nishimatsu Construction	24,000	39
Nissan Tokyo Sales Holdings	22,000	76
Nisshin Fudosan	13,200	100
Nitto Denko	11,700	692
Nomura Holdings	179,100	1,098
Nomura Real Estate Holdings	69,200	1,532
North Pacific Bank	390,800	1,316
NTT Data	139	463
Nuflare Technology	11	68
Obayashi	10,000	48
Odakyu Electric Railway	4,000	50
Oita Bank	16,000	60
Olympus*	1,800	42
Ono Pharmaceutical	1,200	73
Oracle Japan	4,800	217
Oriental Land	3,000	488
ORIX	8,500	107
Otsuka	1,100	119
Otsuka Holdings	54,100	1,896
Panasonic*	204,900	1,423
Park24	13,100	257
Relo Holdings	1,400	60
Ricoh	19,000	203
Rohm	66,200	2,426
Round One	6,500	47
Sankyo	104,300	4,935
Santen Pharmaceutical	1,400	66
Secom	73,700	3,797
Seino Holdings	90,000	778
Sekisui Chemical	594,000	6,511
Sekisui House	222,000	3,016
Sekisui Jushi	5,000	64
Seven & I Holdings	337,700	11,173
Shidax	6,900	36
Shimano	4,600	388
Shin-Etsu Chemical	135,200	8,975
Shinko Shoji	5,000	47
Shinmaywa Industries	15,000	118
Shionogi	24,300	501
Shiseido	407,200	5,739
Showa	39,300	418
SKY Perfect JSAT Holdings	196	92
SMC (B)	87,900	16,973
Softbank	103,000	4,748
Sojitz	370,700	571

4	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

International Equity Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)
Sony Financial Holdings	207,500	$3,107
Sumitomo Forestry	15,700	169
Sumitomo Mitsui Financial Group	282,700	11,335
Sumitomo Mitsui Trust Holdings	1,161,220	5,464
Sumitomo Realty & Development	48,000	1,833
Suruga Bank	33,000	532
Suzuken	23,800	885
Suzuki Motor	233,400	5,233
Sysmex	13,600	836
T&D Holdings	2,600	31
Tobu Railway	36,000	205
Toho Gas	9,000	59
Toho Holdings	45,100	1,042
Tokai	2,800	86
Token	860	58
Tokyo Electron	79,600	3,521
Tokyu Land	80,000	745
Topre	4,100	41
Torii Pharmaceutical	1,700	41
Toshiba TEC	108,000	637
Toyoda Gosei	7,600	176
Toyota Motor	349,800	18,057
Toyota Motor ADR	25,066	2,573
Toyota Tsusho	42,600	1,104
TS Tech	7,100	202
Tsumura	10,900	402
Wacoal Holdings	197,704	2,127
Warabeya Nichiyo	13,300	217
Watabe Wedding	6,395	51
Yahoo Japan	409	188
Yakult Honsha (B)	24,400	986
Yamazen	7,600	50
Yellow Hat	12,500	194
Yokogawa Electric	39,700	399
Yuasa Trading	38,000	81

		322,079

Malta — 0.0%
BGP Holdings*	198,683	—

Mexico — 0.0%
Grupo Financiero Banorte, Cl O	70,100	560

Netherlands — 4.6%
Aegon	105,711	636
Akzo Nobel	298,975	18,976
ASML Holding	65,736	4,421
Boskalis Westminster	1,288	51
European Aeronautic Defence and Space	75,342	3,834
Gemalto	18,312	1,597
Heineken	78,076	5,884
ING Groep	459,224	3,259
Koninklijke Ahold	636,066	9,746
Koninklijke Philips Electronics	29,712	879
Koninklijke Vopak	13,437	810
PostNL*	881,986	1,764
QIAGEN*	2,374	49
Reed Elsevier	843,161	14,443
TNT Express	932,557	6,835
Unilever	325,500	13,332
Wolters Kluwer	342,470	7,477
Ziggo	2,620	92

Description	Shares	Market Value ($ Thousands)
		$94,085

New Zealand — 0.1%
Contact Energy	63,551	303
Fletcher Building	136,007	975
Telecom of New Zealand	471,204	923

		2,201

Norway — 1.5%
Aker Solutions	2,672	50
DnB	961,047	14,090
Gjensidige Forsikring	34,141	563
Orkla	412,717	3,299
Seadrill	54,455	1,973
Statoil	394,901	9,545
Telenor	5,339	117

		29,637

Portugal — 0.1%
Energias de Portugal*	198,895	612
Galp Energia, Cl B	25,039	392

		1,004

Russia — 0.7%
Gazprom ADR	273,651	2,326
NovaTek GDR	20,703	2,232
Sberbank of Russia ADR	752,179	9,590
Surgutneftegas ADR	8,414	75

		14,223

Singapore — 1.3%
Breadtalk Group*	65,000	49
CapitaCommercial Trust (A)	442,000	565
CapitaLand	364,000	1,036
City Developments	16,000	146
ComfortDelgro	311,000	479
DBS Group Holdings	339,000	4,372
Jardine Cycle & Carriage	1,000	41
Keppel (B)	179,110	1,617
Keppel Land	166,000	527
Oversea-Chinese Banking	43,000	369
SembCorp Industries	816,600	3,416
SembCorp Marine (B)	1,240,000	4,428
Singapore Airlines	426,000	3,733
Singapore Land	6,000	45
Singapore Technologies Engineering (B)	254,000	882
Singapore Telecommunications	44,000	127
STATS ChipPAC*	236,000	86
United Overseas Bank	275,000	4,518
UOL Group	98,000	551

		26,987

South Africa — 0.3%
AngloGold Ashanti ADR	113,073	2,663
Gold Fields	240,927	1,839
Impala Platinum Holdings	61,491	906
Liberty Holdings (B)	10,745	140

		5,548

South Korea — 1.8%
Hyundai Motor*	34,558	6,958
Jeonbuk Bank	10,290	52
KB Financial Group ADR	56,137	1,855
KT ADR	279,600	4,392
KT&G	84,776	5,837
LG Display*	62,160	1,782

5	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

International Equity Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)
Meritz Finance Group*	22,180	$80
Samsung Electronics	9,173	12,590
SK Telecom ADR	155,597	2,780

		36,326

Spain — 0.9%
Acciona	861	47
Amadeus IT Holding, Cl A*	49,169	1,328
Banco Popular Espanol*	2,034,164	1,507
Distribuidora Internacional de Alimentacion*	133,296	922
Enagas*	21,738	506
Endesa*	8,158	172
Ferrovial	54,391	863
Gas Natural	16,554	293
Grifols*	29,637	1,099
Iberdrola	10,838	51
Inditex	4,872	646
Indra Sistemas*	424,772	5,063
Red Electrica	2,622	132
Tecnicas Reunidas*	122,198	5,725
Zardoya Otis	4,372	58

		18,412

Sweden — 2.3%
Assa Abloy, Cl B	31,254	1,276
Atlas Copco, Cl B	603	15
Boliden	16,775	270
Electrolux, Ser B	93,409	2,377
Elekta, Cl B	385,155	5,849
Getinge, Cl B	9,401	287
Hexagon, Cl B	27,335	745
Investor, Cl B	6,088	176
Lundin Petroleum*	13,964	302
Nordea Bank	651,431	7,378
Sandvik	380,719	5,854
Skandinaviska Enskilda Banken, Cl A	522,498	5,248
Svenska Cellulosa, Cl B	14,711	379
Svenska Handelsbanken, Cl A	30,556	1,306
Swedbank, Cl A	125,552	2,856
Swedish Match	7,922	246
Telefonaktiebolaget LM Ericsson, Cl B	799,138	9,958
Telefonaktiebolaget LM Ericsson ADR	169,555	2,136

		46,658

Switzerland — 9.3%
Actelion	6,494	353
Adecco	878	48
Baloise Holding	6,426	601
Compagnie Financiere Richemont	15,061	1,181
Credit Suisse Group	382,586	10,033
EMS-Chemie Holding	1,471	442
Georg Fischer	646	273
Givaudan	13,281	16,303
Holcim	1,477	118
Julius Baer Group	145,359	5,649
Nestle	318,040	22,986
Novartis	326,185	23,163
OC Oerlikon	157,324	1,863
Partners Group Holding	19,438	4,795
Roche Holding	154,046	35,842

Description	Shares	Market Value ($ Thousands)
Schindler Holding	359	$51
Schindler Holding PC	881	129
Schweiter Technologies	76	47
SGS	4,654	11,407
Sika	2,537	6,159
Sulzer	56,389	9,629
Swiss Life Holding	15,816	2,343
Swiss Re	27,389	2,226
Syngenta	17,116	7,136
UBS	199,112	3,064
UBS Foreign	522,313	8,001
Weatherford International*	173,012	2,100
Zurich Insurance Group	48,573	13,511

		189,453

Taiwan — 0.1%
Hon Hai Precision Industry GDR	22,507	125
United Microelectronics ADR	597,019	1,075

		1,200

Thailand — 0.0%
Krung Thai Bank	390,300	333

Turkey — 0.1%
Turkiye Is Bankasi, Cl C	362,755	1,395

United Kingdom — 17.9%
3i Group	126,372	607
Aberdeen Asset Management	184,071	1,200
Afren*	1,690,400	3,642
Aggreko	16,236	440
Amlin	991,919	6,382
Antofagasta	17,736	265
ARM Holdings	21,524	301
Associated British Foods	62,740	1,812
AstraZeneca	94,049	4,715
Aviva	1,249,861	5,625
Babcock International Group	67,749	1,120
BAE Systems	931,421	5,580
Balfour Beatty	1,475,971	5,265
Barclays	3,070,768	13,584
Barratt Developments*	199,925	833
Berendsen	22,894	273
BG Group	1,003,665	17,216
BHP Billiton	401,804	11,691
BP ADR	68,252	2,890
BP	826,512	5,775
British American Tobacco	236,142	12,654
British Land (A)	53,180	439
British Sky Broadcasting Group	4,321	58
BT Group, Cl A	537,997	2,272
Bunzl	371,034	7,300
Cairn Energy*	33,459	139
Capita	420,414	5,742
Carnival	16,813	589
Centrica	1,152,573	6,439
Compass Group	87,647	1,119
Cranswick	3,030	45
Croda International	324	13
Diageo	295,966	9,331
EnQuest*	47,528	104
Eurasian Natural Resources	163,115	610
Fresnillo	17,612	363

6	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

International Equity Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)
GlaxoSmithKline	142,432	$3,329
Hammerson (A)	84,691	633
Hargreaves Lansdown	39,667	523
Home Retail Group	3,125,201	7,369
HSBC Holdings (B)	1,793,788	19,048
ICAP	722,600	3,188
IMI	4,151	82
Imperial Tobacco Group	112,703	3,937
Informa	400,503	3,204
Inmarsat	89,350	954
InterContinental Hotels Group	38,372	1,170
Intertek Group	30,983	1,597
ITV	489,463	962
J Sainsbury	168,904	971
Johnson Matthey	40,414	1,412
Kazakhmys	111,185	663
Kingfisher	30,992	136
Land Securities Group (A)	61,883	779
Legal & General Group	615,761	1,616
Lloyds Banking Group*	5,635,255	4,169
London Stock Exchange Group	1,018	20
Marks & Spencer Group	9,539	57
Meggitt (B)	1,628	12
Michael Page International	481,352	3,085
Micro Focus International	26,141	272
Mondi	75,860	1,030
National Grid	37,919	441
Next	31,382	2,082
Novae Group	5,008	35
Old Mutual	430,658	1,326
Pearson	24,165	435
Persimmon	20,741	337
Petrofac	546,001	11,888
Premier Oil*	782,626	4,622
Prudential	567,068	9,176
QinetiQ Group	261,900	825
Randgold Resources	3,554	307
Reed Elsevier	598,820	7,106
Rexam	734,978	5,890
Rio Tinto	240,567	11,276
Rolls-Royce Holdings	422,714	7,257
Royal Bank of Scotland Group*	112,455	471
Royal Dutch Shell, Cl A	405,667	13,109
Royal Dutch Shell, Cl B	150,818	5,007
Royal Dutch Shell ADR, Cl B	41,890	2,799
SABMiller	136,295	7,173
Sage Group	6,158	32
Schroders	16,551	530
Serco Group	5,408	52
Severn Trent	2,636	69
Shire	242,151	7,373
SSE	4,024	91
Standard Life	436,804	2,424
Subsea 7	230,475	5,385
Tate & Lyle	9,166	118
Taylor Wimpey	179,659	248
Tesco	2,613,897	15,153
Tullow Oil	233,575	4,369
Unilever	167,042	7,066
United Utilities Group	56,709	610
Vodafone Group	4,992,620	14,155
Weir Group	4,527	156

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Whitbread	36,376	$1,419
William Hill	209,849	1,179
Willis Group Holdings	139,700	5,517
Wolseley	48,651	2,419
WPP	511,316	8,149

		364,727

United States — 1.0%
Alon USA Energy	20,573	392
Autoliv (B)	43,900	3,035
Calamos Asset Management, Cl A	12,204	144
Cambrex*	6,923	89
Cognizant Technology Solutions ADR, Cl A*	42,200	3,233
Computer Sciences	63,635	3,133
Delek US Holdings	3,208	127
John B Sanfilippo & Son	2,229	45
Magnachip Semiconductor*	7,654	132
Manpower	25,236	1,431
Marathon Petroleum	5,121	459
Newmont Mining	94,700	3,967
Photronics*	7,054	47
Republic Airways Holdings*	17,467	202
Tesoro	35,321	2,068
Town Sports International Holdings	4,210	40
Unisys*	7,054	160
Valero Energy	47,932	2,180
Western Refining	1,475	52

		20,936

Total Common Stock (Cost $1,741,160) ($ Thousands)		1,880,182

PREFERRED STOCK — 0.6%

Brazil — 0.0%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	22,725	1,210

Germany — 0.6%
Draegerwerk	2,624	339
Henkel	36,065	3,471
Porsche	2,981	218
ProSiebenSat.1 Media	18,675	667
Sto	314	48
Volkswagen	34,305	6,815

		11,558

Total Preferred Stock (Cost $11,956) ($ Thousands)		12,768

U.S. TREASURY OBLIGATIONS (D)(E) — 0.3%
U.S. Treasury Bills
0.083%, 06/27/2013	$5,152	5,151
0.064%, 07/25/2013	310	310

Total U.S. Treasury Obligations (Cost $5,461) ($ Thousands)		5,461

AFFILIATED PARTNERSHIP — 2.4%
SEI Liquidity Fund, L.P.
0.120% †**(F)	48,764,708	48,765

Total Affiliated Partnership (Cost $48,765) ($ Thousands)		48,765

7	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

International Equity Fund

March 31, 2013

Description	Shares/Face Amount (1) (Thousands)		Market Value ($ Thousands)
CASH EQUIVALENT — 4.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.020% †**		94,909,952	$94,910

Total Cash Equivalent (Cost $94,910) ($ Thousands)			94,910

TIME DEPOSITS — 2.3%

United States — 2.3%
Brown Brothers Harriman
4.150%, 04/01/2013	ZAR	16	2
2.070%, 04/01/2013	AUD	248	258
1.450%, 04/01/2013	NZD	238	199
0.650%, 04/01/2013	NOK	717	123
0.233%, 04/01/2013	CAD	2	2
0.071%, 04/01/2013	GBP	761	1,156
0.050%, 04/01/2013	SEK	1,337	205
0.030%, 04/01/2013		38,865	38,865
0.010%, 04/01/2013	SGD	9	7
0.005%, 04/01/2013	JPY	242,955	2,580
0.005%, 04/01/2013	HKD	7,773	1,001
0.001%, 04/01/2013	CHF	1,188	1,251
(0.028)%, 04/01/2013	EUR	403	517
(0.150)%, 04/01/2013	DKK	517	89

Total Time Deposits (Cost $46,255) ($ Thousands)			46,255

Total Investments — 102.7% (Cost $1,948,507) ($ Thousands)			$2,088,341

A list of the open futures contracts held by the Fund at March 31, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	1,010	Jun-2013	$(888)
FTSE 100 Index	305	Jun-2013	(93)
Hang Seng Index	36	Apr-2013	27
SPI 200 Index	83	Jun-2013	(193)
Topix Index	198	Jun-2013	776

			$(371)

For the six months ended March 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,034,441 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2013.

†	Investment in Affiliated Security.

(1)	In U.S. dollars unless otherwise indicated.

(A)	Real Estate Investment Trust.

(B)	This security or a partial position of this security is on loan at March 31, 2013. The total market value of securities on loan at March 31, 2013 was $42,386 ($ Thousands) (See Note 8).

(C)	Securities considered illiquid. The total market value of such securities as of March 31, 2013 was $346 ($ Thousands) and represented 0.0% of Net Assets.

(D)	All or a portion of this security has been pledged as collateral for open futures contracts.
(E)	The rate reported is the effective yield at time of purchase.

(F)	This security was purchased with cash collateral held from securities on loan (see Note 8). The total value of such securities as of March 31, 2013 was $48,765 ($ Thousands).

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE — Financial Times and the London Stock Exchange

GBP — British Pound Sterling

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

JPY — Japanese Yen

L.P. — Limited Partnership

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krone

SGD — Singapore Dollar

Ser — Series

SPI — Share Price Index

USD — U.S. Dollar

ZAR — South African Rand

The following is a summary of the inputs used as of March 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$1,879,836	$—	$346	$1,880,182
Preferred Stock	12,768	—	—	12,768
U.S. Treasury Obligations	—	5,461	—	5,461
Affiliated Partnership	—	48,765	—	48,765
Cash Equivalent	94,910	—	—	94,910
Time Deposits	—	46,255	—	46,255

Total Investments in Securities	$1,987,514	$100,481	$346	$2,088,341

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(371)	$—	$—	$(371)

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the six months ended March 31, 2013, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the six months ended March 31, 2013, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

8	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 89.7%

Argentina — 0.2%
Tenaris ADR	26,540	$1,082
YPF ADR	50,800	726

		1,808

Austria — 0.1%
Erste Group Bank	34,270	954

Belgium — 0.2%
KBC Groep	50,471	1,738

Brazil — 8.1%
All America Latina Logistica	298,499	1,491
Arteris	114,516	1,286
B2W Cia Global Do Varejo*	117,300	864
Banco Bradesco ADR	263,874	4,491
Banco do Brasil	336,180	4,564
Banco Santander Brasil	185,911	1,343
Banco Santander Brasil ADR	219,415	1,593
BM&FBovespa	624,984	4,216
BR Malls Participacoes	136,500	1,698
BR Properties	12,500	138
Brasil Insurance Participacoes e Administracao	176,700	1,958
Braskem ADR	86,910	1,177
BRF - Brasil Foods ADR	165,120	3,651
CCR	13,600	138
Cia Hering	102,997	1,839
Cia Siderurgica Nacional	66,900	302
Cielo	8,300	244
Cosan, Cl A	81,869	1,596
Cosan Industria e Comercio	84,889	1,904
Cyrela Brazil Realty Empreendimentos e Participacoes	384,167	3,293
Embraer ADR	44,175	1,576
Even Construtora e Incorporadora	324,868	1,575
Fibria Celulose ADR*	226,685	2,736
Gerdau ADR	397,726	3,066
Gol Linhas Aereas Inteligentes ADR*(A)	199,445	1,187
Helbor Empreendimentos	80,549	538
Hypermarcas*	434,960	3,418
Kroton Educacional*	144,424	1,854
Linx*	7,000	110
Localiza Rent a Car	78,412	1,400
Lojas Renner	9,400	352
M Dias Branco	8,821	348
MRV Engenharia e Participacoes	281,832	1,169
Petroleo Brasileiro	84,822	707
Petroleo Brasileiro ADR	267,965	4,440
Porto Seguro	9,900	138
Qualicorp*	173,700	1,745
Santos Brasil Participacoes	74,220	1,109
Sul America	31,313	313
Telefonica Brasil ADR	3,100	83
Tim Participacoes	35,100	155
Tim Participacoes ADR	111,500	2,440
Totvs	227,637	4,665
Ultrapar Participacoes	3,500	88

Description	Shares	Market Value ($ Thousands)
Vale	61,092	$1,054
Vale ADR, Cl B	239,305	4,138

		78,190

Canada — 1.2%
Africa Oil*	164,934	1,166
Alamos Gold	102,500	1,407
B2Gold*	295,679	899
Pacific Rubiales Energy	337,634	7,124
Yamana Gold	61,773	948

		11,544

Chile — 0.7%
Banco de Chile	611,747	96
Banco Santander Chile ADR	24,127	687
Banco Santander Chile*	18,126,041	1,284
Cia Cervecerias Unidas ADR	13,260	439
Enersis ADR	46,260	890
Latam Airlines Group ADR	30,545	664
Ripley	841,713	963
Sociedad Quimica y Minera de Chile ADR	27,294	1,514

		6,537

China — 11.6%
AAC Technologies Holdings	1,416,980	6,809
Agricultural Bank of China	11,362,732	5,445
Anta Sports Products	399,000	341
Baidu ADR*	64,500	5,657
Bank of China	10,326,105	4,789
Bank of Communications*	3,072,347	2,299
China BlueChemical	450,000	279
China Construction Bank	11,460,993	9,361
China Liansu Group Holdings	2,649,400	1,502
China Merchants Bank*	1,113,576	2,358
China Minsheng Banking*	195,500	249
China National Materials	5,322,438	1,419
China Petroleum & Chemical*	2,986,646	3,517
China Petroleum & Chemical ADR	14,800	1,730
China Shanshui Cement Group*	792,000	455
China Telecom	3,100,000	1,561
China Vanke, Cl B*	1,413,000	2,730
China Zhongwang Holdings*	483,005	163
Chongqing Rural Commercial Bank	2,337,612	1,250
Country Garden Holdings	3,057,000	1,528
Daphne International Holdings	2,220,000	2,788
Dongfeng Motor Group	42,000	59
First Tractor*	3,339,900	2,973
Giant Interactive Group ADR	177,150	1,151
Great Wall Motor	728,679	2,469
Guangzhou R&F Properties	170,400	286
Harbin Electric	564,682	459
Huaneng Power International*	1,944,000	2,074
Industrial & Commercial Bank of China	15,938,449	11,170
Inner Mongolia Yitai Coal, Cl B	41,922	241
Jiangsu Expressway*	400,000	400
Jiangxi Copper	253,000	559
PetroChina	2,384,119	3,127
PetroChina ADR	25,653	3,382
PICC Property & Casualty	970,000	1,246
Ping An Insurance Group	403,000	3,125
Prince Frog International Holdings	5,863,100	3,021

1	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)
SINA*	50,400	$2,449
SOHO China	1,384,528	1,156
Sohu.com*	48,000	2,381
Tencent Holdings	98,247	3,124
Tingyi Cayman Islands Holding	668,000	1,743
Travelsky Technology*	362,880	239
Tsingtao Brewery*	266,000	1,696
Vipshop Holdings ADR*	27,699	841
Yanzhou Coal Mining	44,000	59
Zhejiang Expressway*	380,000	300
Zhuzhou CSR Times Electric	1,426,400	4,043
Zoomlion Heavy Industry Science and Technology*	1,959,660	2,365

		112,368

Colombia — 0.8%
Almacenes Exito	44,650	807
Bancolombia ADR, Cl R	38,800	2,454
Ecopetrol	1,022,117	2,827
Ecopetrol ADR	38,400	2,094

		8,182

Cyprus — 0.4%
Eurasia Drilling GDR	118,050	4,191

Czech Republic — 0.3%
CEZ*	27,244	797
Komercni Banka	10,373	1,980

		2,777

Guernsey — 0.0%
Etalon Group GDR*(B)	56,800	284

Hong Kong — 5.7%
Chaoda Modern Agriculture*(C)	2,056,181	291
China Everbright International	3,430,100	2,461
China High Precision Automation Group (C)	1,385,624	221
China Medical System Holdings	1,202,500	1,221
China Mengniu Dairy	1,181,815	3,395
China Mobile	833,645	8,828
China Mobile ADR	39,540	2,101
China State Construction International Holdings	3,338,984	4,568
China Unicom Hong Kong ADR	115,990	1,563
CNOOC	2,003,407	3,851
CNOOC ADR	10,110	1,936
Cosco International Holdings	208,805	89
COSCO Pacific	4,921	7
Dah Chong Hong Holdings	416,300	394
Guangdong Investment	226,000	199
Haier Electronics Group*	1,644,000	2,622
Hengdeli Holdings	9,112,000	2,547
KWG Property Holding	772,870	484
Lenovo Group	1,910,613	1,898
NagaCorp	1,480,000	1,249
Shougang Fushan Resources Group	1,318,000	587
Sino Biopharmaceutical	3,016,000	2,106
SJM Holdings	548,405	1,369
Skyworth Digital Holdings	3,956,000	2,655
Sunny Optical Technology Group	1,797,000	2,074
Techtronic Industries	575,000	1,400
Vinda International Holdings	1,534,000	2,190

Description	Shares	Market Value ($ Thousands)
Xinyi Glass Holdings*	3,336,944	$2,356
Yuexiu Real Estate Investment (D)	266,538	151

		54,813

Hungary — 0.0%
EGIS Pharmaceuticals*	1,778	135
Richter Gedeon	1,412	197

		332

India — 6.2%
Adani Ports and Special Economic Zone	482,970	1,233
Asian Paints	20,220	1,829
Axis Bank	80,827	1,934
Bajaj Holdings and Investment	12,648	212
Ballarpur Industries	832,868	264
Bank of Baroda	49,622	617
Bharti Infratel*	213,899	704
Cairn India	1,213,006	6,081
Chambal Fertilizers & Chemicals	444,397	407
Corporation Bank	14,494	102
Cummins India	199,795	1,834
DLF	547,879	2,366
Glenmark Pharmaceuticals	191,897	1,634
Godrej Consumer Products*	124,400	1,781
Grasim Industries	26,182	1,355
HCL Technologies	223,923	3,275
HDFC Bank ADR	71,800	2,687
Hexaware Technologies	162,156	252
ICICI Bank ADR	165,354	7,094
Indiabulls Financial Services (C)	209,523	1,019
Indian Bank	140,424	455
Larsen & Toubro	48,700	1,224
Mahindra & Mahindra GDR	80,998	1,284
Maruti Udyog	93,302	2,200
McLeod Russel India	20,755	134
Muthoot Finance	261,657	884
Oil & Natural Gas	168,194	964
Oil India	19,676	185
Petronet LNG	386,780	964
Reliance Industries GDR (B)	197,611	5,628
Rural Electrification	328,254	1,259
Shriram Transport Finance	269,646	3,445
State Bank of India	39,940	1,523
Syndicate Bank	229,078	464
Tata Chemicals	103,576	613
UCO Bank	227,884	234
Yes Bank	247,200	1,951

		60,091

Indonesia — 2.8%
AKR Corporindo	2,764,122	1,422
Aneka Tambang	2,719,394	383
Astra Agro Lestari	347,899	662
Astra International	542,500	441
Bank Bukopin	3,700,948	343
Bank Mandiri	2,037,100	2,096
Bank Rakyat Indonesia Persero	5,938,951	5,348
Holcim Indonesia	560,662	208
Indo Tambangraya Megah	109,000	398
Indocement Tunggal Prakarsa	304,770	731
Indofood CBP Sukses Makmur	379,934	375
Indofood Sukses Makmur	191,500	147
Japfa Comfeed Indonesia	577,631	562

2	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)
Kalbe Farma	4,996,465	$637
Perusahaan Gas Negara Persero	375,000	230
Perusahaan Perkebunan London Sumatra Indonesia	3,241,411	644
Sampoerna Agro	282,000	61
Semen Indonesia Persero	1,267,700	2,309
Tambang Batubara Bukit Asam	1,052,500	1,560
Telekomunikasi Indonesia	3,715,116	4,205
Tower Bersama Infrastructure*	1,849,300	1,151
United Tractors	656,681	1,230
XL Axiata	2,644,500	1,429

		26,572

Ireland — 0.1%
Kenmare Resources*	2,189,608	965

Israel — 0.2%
Israel Chemicals	145,495	1,882

Macau — 0.3%
Sands China	550,100	2,852

Malaysia — 1.9%
Affin Holdings	96,100	106
Alliance Financial Group	221,100	314
AMMB Holdings	187,700	397
Axiata Group*	1,082,036	2,306
Berjaya Sports Toto	323,894	431
British American Tobacco Malaysia	36,051	724
CIMB Group Holdings	29,500	73
Digi.Com	450,101	673
DRB-Hicom	1,012,972	828
Genting Malaysia	742,356	868
Hong Leong Financial Group	92,900	448
KLCC Property Holdings	116,900	248
Kulim Malaysia	300,000	353
Lafarge Malayan Cement	51,587	166
Malaysia Building Society	550,127	487
Media Prima	151,347	117
Parkson Holdings	423,018	642
Petronas Gas	26,100	160
RHB Capital	573,900	1,566
Telekom Malaysia*	295,676	515
Top Glove	1,123,028	1,958
UEM Land Holdings*	2,310,100	2,037
UMW Holdings	573,683	2,471

		17,888

Mexico — 5.9%
Alfa, Cl A	1,339,820	3,271
America Movil, Ser L*	1,687,774	1,788
America Movil ADR, Ser L	77,975	1,634
Cemex ADR*	301,658	3,683
Compartamos	148,300	273
Desarrolladora Homex*(A)	133,000	201
Empresas ICA*	1,024,337	3,417
Empresas ICA ADR*	142,080	1,884
Fibra Uno Administracion, Cl REIT (D)	437,400	1,443
Fomento Economico Mexicano ADR	29,055	3,298

Description	Shares	Market Value ($ Thousands)
Genomma Lab Internacional, Cl B*(A)	3,043,958	$7,443
Gruma, Cl B*	651,032	2,878
Grupo Carso, Ser A1	35,600	198
Grupo Financiero Banorte, Cl O	799,651	6,387
Grupo Financiero Inbursa, Cl O	153,300	447
Grupo Financiero Santander Mexico ADR*	83,678	1,291
Grupo Herdez*	32,875	121
Grupo Mexico, Ser B	634,791	2,563
Grupo Modelo	48,600	440
Grupo Sanborns*	292,743	663
Grupo Televisa ADR	245,897	6,543
Industrias, Cl B*	48,333	421
Industrias Penoles	15,530	737
Kimberly-Clark de Mexico, Cl A	1,089,200	3,800
Wal-Mart de Mexico, Ser V	639,118	2,090

		56,914

Netherlands — 0.5%
Yandex, Cl A*	223,600	5,170

Peru — 0.6%
Credicorp	29,900	4,965
Intercorp Financial Services, Ser INC	8,266	331

		5,296

Philippines — 1.1%
Aboitiz Equity Ventures	410,500	555
Alliance Global Group	2,261,388	1,172
Bank of the Philippine Islands	122,730	331
BDO Unibank*	1,196,023	2,630
International Container Terminal Services	1,129,284	2,549
Manila Electric	3,990	32
Megaworld	7,685,000	732
Nickel Asia	214,350	126
Rizal Commercial Banking*	66,500	114
SM Investments	57,833	1,580
Universal Robina	317,464	879

		10,700

Poland — 0.6%
Asseco Poland	7,140	92
KGHM Polska Miedz	45,193	2,188
PGE	201,912	1,037
Polski Koncern Naftowy Orlen*	66,028	1,042
Powszechna Kasa Oszczednosci Bank Polski	114,973	1,219
Powszechny Zaklad Ubezpieczen	2,941	365

		5,943

Russia — 7.0%
Alliance Oil*	191,893	1,528
Gazprom ADR	586,850	4,988
Gazprom Neft OAO ADR	12,745	269
Gazprom OAO	86,531	740
Globaltrans Investment GDR	319,339	5,039
Lukoil ADR	122,535	7,902
Magnit GDR	109,338	4,937
Mail.ru Group GDR	23,243	644
MegaFon OAO GDR*	76,800	2,381
MMC Norilsk Nickel	39,271	663

3	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)
Mobile Telesystems ADR	178,175	$3,695
NovaTek GDR	42,039	4,532
Phosagro OAO GDR	58,979	832
Rosneft GDR	75,453	576
Rosneft Oil GDR	525,145	4,007
Sberbank of Russia ADR	1,168,762	14,928
Severstal GDR	49,315	438
Surgutneftegas ADR	42,074	378
Tatneft ADR	9,877	391
TMK GDR	200,727	2,397
Uralkali GDR	62,086	2,290
VTB Bank GDR	683,814	2,151
X5 Retail Group GDR*	104,557	1,756

		67,462

Singapore — 0.0%
China Yuchai International	26,251	420

South Africa — 4.8%
ABSA Group	18,939	319
African Bank Investments	78,508	258
Anglo American Platinum*	22,479	933
ArcelorMittal South Africa*	151,530	468
AVI	115,192	672
Barloworld	228,106	2,374
Bidvest Group	69,709	1,835
Exxaro Resources	91,253	1,618
FirstRand	331,855	1,160
Gold Fields	94,239	719
Impala Platinum Holdings	45,655	672
Imperial Holdings (A)	76,968	1,757
Kumba Iron Ore	13,970	746
Liberty Holdings (A)	91,710	1,195
Life Healthcare Group Holdings	863,290	3,244
Mondi	79,997	1,082
MTN Group (A)	278,024	4,875
Naspers, Cl N	65,867	4,097
Nedbank Group	3,137	65
Netcare	235,287	507
Redefine Properties	213,924	230
Remgro	67,200	1,337
Reunert	35,070	292
RMB Holdings	57,121	258
Sanlam	279,766	1,433
Sappi*	491,023	1,531
Sasol	52,704	2,331
Sasol ADR	37,775	1,675
Shoprite Holdings	112,430	2,232
Sibanye Gold*	94,239	137
Spar Group	34,162	422
Standard Bank Group	308,041	3,960
Tiger Brands	1,626	52
Truworths International	17,336	170
Vodacom Group	130,585	1,558

		46,214

South Korea — 12.2%
AMOREPACIFIC Group	1,282	459
BS Financial Group	155,118	2,133
Coway	76,590	3,370
Daelim Industrial	9,109	751
Daesang	25,691	870
Daishin Securities*	44,862	396

Description	Shares	Market Value ($ Thousands)
Daou Technology	128,293	$2,047
Dongbu Insurance*	11,800	484
Doosan	1,255	146
Grand Korea Leisure	35,784	1,039
GS Home Shopping	2,958	510
Hankook Tire	29,889	1,292
Hyundai Marine & Fire Insurance*	63,103	1,801
Hyundai Mobis	5,486	1,516
Hyundai Motor*	24,225	4,877
Hyundai Wia	14,930	2,201
Industrial Bank of Korea	73,340	837
Kangwon Land	14,580	411
KB Financial Group ADR	97,225	3,212
KCC	15,332	4,210
Kia Motors	73,317	3,664
Korea Exchange Bank	81,360	548
Korea Zinc	5,007	1,589
KT	9,440	299
KT ADR	152,790	2,400
KT&G	41,895	2,884
LG Chem	9,314	2,243
LG Display*	16,330	468
LG Display ADR (A)	105,040	1,533
LG Electronics	19,324	1,409
Lock & Lock	70,000	1,736
Lotte Chilsung Beverage	1,684	2,251
Lotte Confectionery	1,395	2,296
Lotte Shopping	4,788	1,760
Mando	9,265	974
NEO Holdings*	1,255	—
Nong Shim	1,266	355
POSCO	766	224
S1	4,208	240
Samsung Electronics	28,788	39,510
Samsung Engineering	609	71
Samsung Fire & Marine Insurance*	1,197	235
Samsung Heavy Industries	41,155	1,287
Samsung Life Insurance*	18,655	1,752
Seah Besteel	10,424	299
SFA Engineering	23,703	1,302
Shinhan Financial Group	72,494	2,632
SK Holdings*	15,122	2,317
SK Hynix*	61,220	1,582
SK Telecom	4,283	695
SK Telecom ADR	308,547	5,514
Sung Kwang Bend	61,717	1,251
Taekwang Industrial	109	102
Youngone	4,540	173

		118,157

Spain — 0.2%
Cemex Latam Holdings*	247,615	1,861

Taiwan — 7.0%
Asustek Computer*	162,740	1,946
Catcher Technology	555,000	2,524
Chailease Holding*	789,000	2,187
Chicony Electronics*	151,438	399
China Steel Chemical*	168,800	830
Chunghwa Telecom	500,056	1,552
Cleanaway*	226,000	1,666

4	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)
Compal Electronics	526,000	$373
CTCI*	206,000	402
Elan Microelectronics*	941,000	2,105
Eva Airways*	2,605,000	1,564
Farglory Land Development*	196,043	363
Formosa Taffeta*	88,000	81
Fubon Financial Holding	2,034,000	2,911
Hon Hai Precision Industry	1,742,753	4,855
Huaku Development*	176,196	436
Kinik*	757,000	1,380
Largan Precision*	49,000	1,283
Lextar Electronics*	1,045,000	1,153
Lite-On Technology*	994,478	1,603
MediaTek	317,924	3,636
Merida Industry	341,750	2,006
MStar Semiconductor	102,000	836
Pegatron*	1,025,738	1,585
Phison Electronics*	195,000	1,500
Pou Chen	1,097,000	1,189
President Chain Store*	131,652	731
Radiant Opto-Electronics	290,272	1,141
Realtek Semiconductor	506,380	1,177
Simplo Technology	350,094	1,645
Synnex Technology International	947,783	1,737
Taishin Financial Holding	2,474,220	1,034
Taiwan Semiconductor Manufacturing*	2,052,790	6,899
Taiwan Semiconductor Manufacturing ADR	329,881	5,671
Teco Electric and Machinery*	1,758,000	1,417
TPK Holding*	102,000	2,026
U-Ming Marine Transport*	188,926	295
Uni-President Enterprises*	867,680	1,642
United Microelectronics*	1,695,981	635
United Microelectronics ADR	795,000	1,431
Yageo*	566,489	183

		68,029

Thailand — 3.0%
Airports of Thailand	335,800	1,393
Bangkok Bank	300,100	2,326
Bangkok Bank Foreign	305,600	2,421
Bangkok Bank NVDR	224,061	1,737
Bangkok Expressway	47,500	64
Banpu	10,100	130
CP ALL	606,982	959
CP Seven Eleven PCL	900,622	1,422
Electricity Generating	40,800	217
Kasikornbank NVDR	469,700	3,336
Kiatnakin Bank	314,844	742
Krung Thai Bank	2,702,350	2,307
Krung Thai Bank NVDR	3,396,477	2,899
Land and Houses	5,323,600	2,327
PTT	362,450	4,035
Ratchaburi Electricity Generating Holding	23,400	48
Siam Commercial Bank	83,100	511
Siam Makro	43,688	794
Thai Beverage	919,068	452
Thai Oil	231,700	518

		28,638

Description	Shares	Market Value ($ Thousands)
Turkey — 2.8%
Anadolu Efes Biracilik Ve Malt Sanayii	112,140	$1,828
Arcelik	23,695	170
Aselsan Elektronik Sanayi Ve Ticaret	447,685	2,622
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret	158,566	224
Emlak Konut Gayrimenkul Yatirim Ortakligi (D)	1,533,251	2,473
Eregli Demir ve Celik Fabrikalari*	421,734	545
Ford Otomotiv Sanayi	175,258	2,547
Koza Altin Isletmeleri	42,603	989
Netas Telekomunikasyon	142,374	877
Tekfen Holding	486,463	2,069
Tofas Turk Otomobil Fabrikasi	127,177	917
Tupras Turkiye Petrol Rafinerileri	40,128	1,219
Turk Telekomunikasyon	100,679	448
Turkcell Iletisim Hizmetleri*	233,735	1,569
Turkcell Iletisim Hizmetleri ADR*	86,835	1,445
Turkiye Garanti Bankasi	304,241	1,624
Turkiye Sise ve Cam Fabrikalari	1,557,760	2,694
Ulker Biskuvi Sanayi	80,800	609
Yapi ve Kredi Bankasi	710,080	2,228

		27,097

United Arab Emirates — 0.2%
Dragon Oil	196,263	1,938

United Kingdom — 1.3%
Afren*	803,248	1,731
Anglo American ADR	72,740	936
BG Group	50,165	861
Hikma Pharmaceuticals	172,278	2,706
Old Mutual	486,950	1,500
Petrofac	62,754	1,366
SABMiller	46,395	2,446
Tullow Oil	58,222	1,089

		12,635

United States — 1.7%
Avon Products	184,000	3,814
Cognizant Technology Solutions ADR, Cl A*	23,200	1,777
First Cash Financial Services*	35,700	2,083
Freeport-McMoRan Copper & Gold	52,800	1,748
Samsonite International	1,046,352	2,615
Yahoo!*	199,000	4,683

		16,720

Total Common Stock (Cost $762,354) ($ Thousands)		867,162

PREFERRED STOCK — 3.9%

Brazil — 3.9%
Banco do Estado do Rio Grande do Sul	324,756	2,814
Bradespar, Cl Preference	40,339	525
Centrais Eletricas Brasileiras ADR, Cl B	66,831	418
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	80,170	4,272

5	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

March 31, 2013

Description	Shares/Face Amount (1) (Thousands)	Market Value ($ Thousands)
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Cl Preference	5,300	$280
Cia de Bebidas das Americas	19,900	830
Cia de Bebidas das Americas ADR	102,509	4,339
Cia Energetica de Minas Gerais	25,300	296
Cia Paranaense de Energia*	23,400	358
Itau Unibanco Holding	65,427	1,165
Itau Unibanco Holding ADR	142,360	2,534
Klabin	164,414	1,134
Marcopolo	408,300	2,898
Petroleo Brasileiro, Cl Preference	225,416	2,046
Petroleo Brasileiro ADR, Cl A	337,805	6,131
Vale, Cl A	136,314	2,241
Vale ADR, Cl B	331,546	5,480

Total Preferred Stock (Cost $35,187) ($ Thousands)		37,761

EXCHANGE TRADED FUNDS — 3.4%

Hong Kong — 0.1%
iShares FTSE A50 China Index Fund	1,205,000	1,617

United States — 3.3%
iPath MSCI India Index ETN	31,292	1,789
iShares MSCI Emerging Markets Index Fund	524,590	22,442
iShares MSCI Taiwan Index Fund	556,244	7,420

		31,651

Total Exchange Traded Funds (Cost $34,040) ($ Thousands)		33,268

DEBENTURE BOND — 0.0%

Brazil — 0.0%
Vale, Ser 1997
0.000%, 09/30/2049 (E)	8	—

Total Debenture Bond (Cost $—) ($ Thousands)		—

AFFILIATED PARTNERSHIP — 1.7%
SEI Liquidity Fund, L.P.
0.120% †**(F)	16,318,819	16,319

Total Affiliated Partnership (Cost $16,319) ($ Thousands)		16,319

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.020% †**	8,621,860	8,622

Total Cash Equivalent (Cost $8,622) ($ Thousands)		8,622

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
TIME DEPOSITS — 1.5%

United States — 1.5%
Brown Brothers Harriman
4.150%, 04/01/2013	ZAR	443	$48
0.650%, 04/01/2013	NOK	—	—
0.233%, 04/01/2013	CAD	22	22
0.071%, 04/01/2013	GBP	—	—
0.050%, 04/01/2013	SEK	—	—
0.030%, 04/01/2013		14,566	14,566
0.010%, 04/01/2013	SGD	4	3
0.005%, 04/01/2013	HKD	351	45
(0.028)%, 04/01/2013	EUR	1	1

Total Time Deposits (Cost $14,685) ($ Thousands)			14,685

Total Investments — 101.1% (Cost $871,207) ($ Thousands)			$977,817

Percentages are based on a Net Assets of $967,091 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2013.

†	Investment in Affiliated Security.

(1)	In U.S. dollars unless otherwise indicated.

(A)	This security or a partial position of this security is on loan at March 31, 2013. The total market value of securities on loan at March 31, 2013 was $15,189 ($ Thousands) (See Note 8).

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Securities considered illiquid. The total market value of such securities as of March 31, 2013 was $1,531 ($ Thousands) and represented 0.2% of Net Assets.

(D)	Real Estate Investment Trust.

(E)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2013.

(F)	This security was purchased with cash collateral held from securities on loan (see Note 8). The total value of such securities as of March 31, 2013 was $16,319 ($ Thousands).

ADR — American Depositary Receipt

CAD — Canadian Dollar

Cl — Class

ETN — Exchange Traded Note

EUR — Euro

FTSE — Financial Times and the London Stock Exchange

GBP — British Pound Sterling

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

L.P. — Limited Partnership

MSCI — Morgan Stanley Capital International

NOK — Norwegian Krone

NVDR — Non-Voting Depositary Receipt

REIT — Real Estate Investment Trust

SEK — Swedish Krona

Ser — Series

SGD — Singapore Dollar

USD — U.S. Dollar

ZAR — South African Rand

6	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

March 31, 2013

The following is a summary of the inputs used as of March 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$866,650	$—	$512	$867,162
Preferred Stock	37,761	—	—	37,761
Exchange Traded Funds	33,268	—	—	33,268
Debenture Bond	—	—	—	—
Affiliated Partnership	—	16,319	—	16,319
Cash Equivalent	8,622	—	—	8,622
Time Deposits	—	14,685	—	14,685

Total Investments in Securities	$946,301	$31,004	$512	$977,817

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the six months ended March 31, 2013, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Level 1 and Level 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded (See Note 2).

For the six ended March 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

7	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

International Fixed Income Fund

March 31, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 93.0%

Australia — 2.9%
Australia & New Zealand Banking Group MTN
3.625%, 07/18/2022	EUR	300	$441
Commonwealth Bank of Australia MTN
3.000%, 05/03/2022	EUR	230	322
2.625%, 01/12/2017	EUR	245	335
Government of Australia
6.681%, 08/20/2015		100	188
6.000%, 02/15/2017		2,600	3,014
5.750%, 07/15/2022		700	865
5.500%, 01/21/2018		2,110	2,439
5.500%, 04/21/2023		160	196
4.250%, 07/21/2017		1,350	1,478
Government of Australia, Ser 124
5.750%, 05/15/2021		1,900	2,318
Government of Australia, Ser 25CI
3.281%, 09/20/2025		150	215
National Australia Bank MTN
2.625%, 01/13/2017	EUR	210	287
1.875%, 01/13/2023	EUR	220	279
New South Wales Treasury, Ser 13
5.250%, 05/01/2013		980	1,022
Queensland Treasury, Ser 17
6.000%, 09/14/2017		780	897
Suncorp-Metway
5.125%, 10/27/2014	GBP	235	375
Westpac Banking MTN
5.625%, 04/29/2018 (A)	GBP	240	366

			15,037

Austria — 1.2%
Republic of Austria
3.900%, 07/15/2020		75	113
3.650%, 04/20/2022		290	436
3.200%, 02/20/2017		600	847
1.950%, 06/18/2019		3,020	4,081
Republic of Austria, Ser 97-6
6.250%, 07/15/2027		225	433

			5,910

Belgium — 3.5%
Anheuser-Busch InBev MTN
8.625%, 01/30/2017		200	330
2.875%, 09/25/2024		650	867
Kingdom of Belgium, Ser 44
5.000%, 03/28/2035		500	839
Kingdom of Belgium, Ser 47
3.250%, 09/28/2016		7,325	10,261
Kingdom of Belgium, Ser 49
4.000%, 03/28/2017		230	333
Kingdom of Belgium, Ser 58
3.750%, 09/28/2020		231	341
Kingdom of Belgium, Ser 65
4.250%, 09/28/2022		250	380
Kingdom of Belgium, Ser 67
3.000%, 09/28/2019		1,680	2,376
Kingdom of Belgium, Ser 69
1.250%, 06/22/2018		1,650	2,134

			17,861

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
Brazil — 0.4%
Cosan
5.000%, 03/14/2023 (B)	USD	240	$242
ESAL GmbH
6.250%, 02/05/2023 (B)	USD	400	402
Gerdau Trade
5.750%, 01/30/2021 (B)	USD	101	108
Globo Comunicacao e Participacoes
5.307%, 05/11/2017 (B)(C)	USD	380	410
Petrobras Global Finance
4.250%, 10/02/2023		153	204
Petrobras International Finance
5.375%, 01/27/2021	USD	154	166
Raisen Energy Finance
7.000%, 02/01/2017 (A)	USD	270	307
Vale Overseas
4.375%, 01/11/2022	USD	314	322

			2,161

Canada — 4.9%
Bell Canada MTN
5.000%, 02/15/2017		270	294
Canada Housing Trust No. 1
4.100%, 12/15/2018		1,390	1,542
2.050%, 06/15/2017		2,470	2,485
CDP Financial
4.400%, 11/25/2019 (B)	USD	850	973
Government of Canada
5.750%, 06/01/2033		1,300	1,952
5.000%, 06/01/2037		1,300	1,852
4.250%, 06/01/2018		715	806
4.000%, 06/01/2041		280	359
3.500%, 06/01/2020		710	790
3.500%, 06/01/2020		2,395	2,664
2.750%, 06/01/2022		800	853
2.250%, 08/01/2014		2,000	2,000
1.500%, 03/01/2017		1,500	1,491
1.500%, 09/01/2017		1,835	1,823
Province of British Columbia
3.250%, 12/18/2021		1,150	1,203
Province of Manitoba Canada
3.850%, 12/01/2021		710	771
Province of Ontario Canada
3.150%, 06/02/2022		2,000	2,045
Royal Bank of Canada, Ser 2 MTN
4.625%, 01/22/2018	EUR	252	380
Toronto-Dominion Bank
2.200%, 07/29/2015 (B)	USD	540	560
TransCanada PipeLines
2.500%, 08/01/2022	USD	300	292

			25,135

China — 0.1%
Baidu
2.250%, 11/28/2017	USD	200	202
Talent Yield Investments
4.500%, 04/25/2022 (B)	USD	310	340

			542

Colombia — 0.0%
Pacific Rubiales Energy
5.125%, 03/28/2023 (B)		123	124

1	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

International Fixed Income Fund

March 31, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
Czech Republic — 0.2%
Government of Czech Republic
4.600%, 08/18/2018		13,000	$756
Government of Czech Republic, Ser 51
4.000%, 04/11/2017		8,050	449

			1,205

Denmark — 1.7%
Danske Bank
5.375%, 09/29/2021 (A)	GBP	170	262
3.500%, 04/16/2018	EUR	155	221
DONG Energy MTN
5.750%, 04/09/2040	GBP	200	358
FIH Erhvervsbank
2.000%, 06/12/2013 (B)	USD	625	627
Kingdom of Denmark
4.500%, 11/15/2039		1,300	333
4.000%, 11/15/2017		8,915	1,791
3.125%, 03/17/2014	EUR	500	659
3.000%, 11/15/2021		21,800	4,341

			8,592

Finland — 1.0%
Elisa MTN
2.250%, 10/04/2019		300	392
Fortum MTN
2.250%, 09/06/2022		350	448
Government of Finland
4.375%, 07/04/2019		400	620
3.375%, 04/15/2020		2,080	3,075
Nordea Bank Finland MTN
2.375%, 07/17/2017		190	259
2.250%, 05/03/2019		170	231

			5,025

France — 5.2%
Arkema
3.850%, 04/30/2020		200	281
Banque Federative du Credit Mutuel MTN
2.000%, 09/19/2019		400	505
BNP Paribas MTN
4.730%, 04/12/2049 (A)		300	353
2.500%, 08/23/2019		350	456
2.375%, 09/14/2017	USD	445	452
BPCE SFH MTN
3.625%, 05/12/2016		100	139
2.750%, 02/16/2017		300	410
Caisse Francaise de Financement Local MTN
4.500%, 04/27/2015		380	525
3.750%, 05/18/2016		225	314
Cie de Financement Foncier MTN
4.625%, 09/23/2017		575	852
4.250%, 01/19/2022		300	452
2.500%, 09/16/2015 (B)	USD	800	829
Cie de St-Gobain MTN
6.000%, 05/20/2013		50	65
Credit Agricole Home Loan SFH MTN
3.500%, 07/21/2014		200	267
2.875%, 09/09/2016		300	411
Credit Logement
1.333%, 03/29/2049 (A)(D)		350	280

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
0.783%, 12/15/2049 (A)(D)		42	$38
Dexia Credit Local MTN
2.625%, 01/21/2014		300	391
0.781%, 04/29/2014 (A)	USD	410	409
Electricite de France MTN
6.500%, 01/26/2019 (B)	USD	250	305
5.500%, 10/17/2041	GBP	100	166
5.375%, 12/12/2049 (A)		100	130
5.250%, 12/29/2049 (A)		120	118
4.125%, 03/25/2027		100	144
4.000%, 11/12/2025		150	216
Eutelsat
5.000%, 01/14/2019		200	299
French Treasury Note
2.500%, 01/15/2015		395	527
1.000%, 07/25/2017		235	305
0.750%, 09/25/2014		400	518
GDF Suez
1.625%, 10/10/2017 (B)	USD	246	247
Government of France
5.000%, 10/25/2016		1,760	2,613
4.750%, 04/25/2035		60	99
4.500%, 04/25/2041		1,060	1,700
3.250%, 05/25/2045		440	568
3.000%, 10/25/2015		3,850	5,279
3.000%, 04/25/2022		555	776
1.000%, 05/25/2018		1,760	2,267
HSBC France MTN
4.875%, 01/15/2014		250	332
Iliand
4.875%, 06/01/2016		300	413
RCI Banque
3.400%, 04/11/2014 (B)	USD	250	253
SES
3.600%, 04/04/2023 (B)		86	86
Societe Financement de l’Economie Francaise
3.375%, 05/05/2014 (B)	USD	905	935
Societe Generale SFH MTN
3.250%, 06/06/2016		400	552
Societe Generale MTN
5.750%, 04/20/2016 (B)	USD	111	121
3.875%, 12/17/2015	GBP	100	160

			26,558

Germany — 15.0%
Allianz Finance II MTN
3.500%, 02/14/2022		300	424
Bilfinger
2.375%, 12/07/2019		100	133
BMW Finance MTN
3.375%, 12/14/2018	GBP	250	413
Bundesobligation
0.500%, 10/13/2017		800	1,038
0.500%, 02/23/2018		960	1,241
Bundesobligation Inflation Linked Bond
2.250%, 04/15/2013		3,122	4,008
Bundesrepublik Deutschland
2.500%, 07/04/2044		180	245
2.250%, 09/04/2020		270	383
2.000%, 01/04/2022		1,645	2,271

2	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

International Fixed Income Fund

March 31, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
1.500%, 09/04/2022		13,250	$17,407
1.500%, 02/15/2023		500	654
Bundesrepublik Deutschland, Ser 00
5.500%, 01/04/2031		340	661
Bundesrepublik Deutschland, Ser 03
4.750%, 07/04/2034		1,120	2,083
Bundesrepublik Deutschland, Ser 04
3.750%, 01/04/2015		200	273
Bundesrepublik Deutschland, Ser 07
4.250%, 07/04/2039		1,075	1,950
Bundesrepublik Deutschland, Ser 08
4.750%, 07/04/2040		25	49
Bundesschatzanweisungen
1.750%, 06/14/2013		16,450	21,156
0.250%, 03/13/2015		5,300	6,830
Daimler International Finance BV MTN
7.875%, 01/16/2014		575	780
Deutsche Bank MTN
1.397%, 12/15/2015 (A)	GBP	280	415
Deutsche Postbank MTN
3.750%, 02/12/2014		800	1,056
Deutsche Telekom International Finance BV
8.875%, 11/27/2028	GBP	160	377
Deutschland Inflation Linked Bond
0.100%, 04/15/2023		966	1,319
E.ON International Finance
5.800%, 04/30/2018 (B)	USD	150	179
FMS Wertmanagement
1.000%, 07/18/2017		1,000	1,297
Hypothekenbank Frankfurt MTN
2.875%, 01/19/2016		160	218
K+S
5.000%, 09/24/2014		350	477
KFW
4.750%, 08/12/2015	SEK	6,000	989
4.375%, 10/11/2013		1,050	1,376
4.375%, 07/04/2018		915	1,388
3.875%, 01/21/2019		575	859
3.375%, 08/30/2017	CHF	370	443
0.875%, 11/15/2013		1,625	2,093
Linde Finance MTN
3.875%, 06/01/2021		450	671
Muenchener Rueckversicherungs MTN
6.250%, 05/26/2042 (A)		200	302
RWE Finance MTN
5.000%, 02/10/2015		500	693
RWE
7.000%, 10/12/2072 (A)	USD	224	240

			76,391

Indonesia — 0.1%
Pertamina Persero
6.000%, 05/03/2042 (B)		380	388

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
Ireland — 0.4%
Bank of Ireland MTN
4.625%, 04/08/2013		195	$250
4.000%, 01/28/2015		250	329
GE Capital UK Funding MTN
4.375%, 07/31/2019	GBP	810	1,366

			1,945

Italy — 5.2%
Edison MTN
3.875%, 11/10/2017		600	845
Enel Finance International MTN
4.875%, 03/11/2020		100	137
3.875%, 10/07/2014 (B)	USD	350	360
Intesa Sanpaolo MTN
4.875%, 07/10/2015		300	398
4.375%, 10/15/2019		200	253
4.000%, 11/09/2017		368	470
Italy Buoni Poliennali Del Tesoro
6.500%, 11/01/2027		500	733
6.000%, 05/01/2031		500	704
5.500%, 11/01/2022		150	204
5.000%, 03/01/2022		1,500	1,995
5.000%, 09/01/2040		1,755	2,188
4.750%, 05/01/2017		3,740	5,037
4.750%, 09/01/2021		4,215	5,569
4.500%, 03/01/2019		400	529
4.250%, 02/01/2015		2,325	3,096
3.500%, 06/01/2014		1,150	1,505
3.500%, 11/01/2017		460	591
Italy Buoni Poliennali Del Tesoro Inflation Linked Bond
2.100%, 09/15/2016		736	957
Telecom Italia MTN
4.000%, 01/21/2020		400	500
UniCredit MTN
6.950%, 10/31/2022		100	128
6.375%, 10/16/2018 (A)	GBP	100	145
Unione di Banche Italiane MTN
4.500%, 02/22/2016		200	273

			26,617

Japan — 19.3%
Government of Japan 5 Year Bond, Ser 95
0.600%, 03/20/2016		398,950	4,301
Government of Japan 5 Year Bond, Ser 108
0.100%, 12/20/2017		315,000	3,340
Government of Japan 10 Year Bond, Ser 275
1.400%, 12/20/2015		626,600	6,892
Government of Japan 10 Year Bond, Ser 288
1.700%, 09/20/2017		330,000	3,750
Government of Japan 10 Year Bond, Ser 298
1.300%, 12/20/2018		374,100	4,223
Government of Japan 10 Year Bond, Ser 301
1.500%, 06/20/2019		235,300	2,695
Government of Japan 10 Year Bond, Ser 303
1.400%, 09/20/2019		774,500	8,832

3	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

International Fixed Income Fund

March 31, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
Government of Japan 10 Year Bond, Ser 308
1.300%, 06/20/2020		1,096,000	$12,454
Government of Japan 10 Year Bond, Ser 313
1.300%, 03/20/2021		750,000	8,514
Government of Japan 10 Year Bond, Ser 316
1.100%, 06/20/2021		240,550	2,690
Government of Japan 10 Year Bond, Ser 318
1.000%, 09/20/2021		95,000	1,054
Government of Japan 10 Year Bond, Ser 327
0.800%, 12/20/2022		140,000	1,522
Government of Japan 20 Year Bond, Ser 48
2.500%, 12/21/2020		629,450	7,758
Government of Japan 20 Year Bond, Ser 55
2.000%, 03/21/2022		257,000	3,087
Government of Japan 20 Year Bond, Ser 99
2.100%, 12/20/2027		538,250	6,564
Government of Japan 20 Year Bond, Ser 106
2.200%, 09/20/2028		67,150	827
Government of Japan 20 Year Bond, Ser 112
2.100%, 06/20/2029		420,000	5,100
Government of Japan 20 Year Bond, Ser 128
1.900%, 06/20/2031		55,000	643
Government of Japan 20 Year Bond, Ser 140
1.700%, 09/20/2032		34,850	391
Government of Japan 20 Year Bond, Ser 143
1.600%, 03/20/2033		426,450	4,679
Government of Japan 30 Year Bond, Ser 29
2.400%, 09/20/2038		103,250	1,307
Government of Japan 30 Year Bond, Ser 30
2.300%, 03/20/2039		323,000	4,019
Government of Japan 30 Year Bond, Ser 33
2.000%, 09/20/2040		167,000	1,964
Government of Japan 30 Year Bond, Ser 34
2.200%, 03/20/2041		30,000	367
Government of Japan 30 Year Bond, Ser 36
2.000%, 03/20/2042		10,000	117
Government of Japan 30 Year Bond, Ser 37
1.900%, 09/20/2042		40,400	463
Japan Finance Organization for Municipalities
4.500%, 05/27/2014	EUR	450	603

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
ORIX
4.710%, 04/27/2015	USD	135	$143

			98,299

Jersey — 0.1%
Gatwick Funding MTN
5.750%, 01/23/2037		250	433

Malaysia — 0.2%
Government of Malaysia
5.734%, 07/30/2019		900	330
Malaysia Government Bond
3.418%, 08/15/2022	MYR	445	143
Petronas Capital
5.250%, 08/12/2019 (B)	USD	410	477

			950

Mexico — 1.1%
America Movil
3.000%, 07/12/2021	EUR	225	300
Grupo KUO De
6.250%, 12/04/2022 (B)		300	322
Mexican Bonos
9.000%, 06/20/2013		29,500	2,412
Mexican Bonos, Ser M10
7.750%, 12/14/2017		27,639	2,528

			5,562

Netherlands — 5.1%
ABN Amro Bank MTN
4.875%, 01/16/2019	GBP	200	343
3.750%, 07/15/2014		750	1,002
Akzo Nobel MTN
8.000%, 04/06/2016	GBP	205	368
Alliander MTN
2.875%, 06/14/2024		200	269
Heineken MTN
2.125%, 08/04/2020		300	391
ING Bank MTN
3.375%, 03/23/2017		125	176
0.987%, 05/23/2016 (A)	USD	450	427
Kingdom of Netherlands
4.500%, 07/15/2017		500	746
4.250%, 07/15/2013		8,200	10,634
4.000%, 07/15/2018		185	276
4.000%, 01/15/2037		300	495
3.500%, 07/15/2020		485	721
2.250%, 07/15/2022		3,955	5,363
1.750%, 07/15/2023		1,410	1,804
1.250%, 01/15/2018		1,300	1,707
Koninklijke KPN
3.250%, 02/01/2021		200	264
Shell International Finance
2.250%, 01/06/2023	USD	825	803
UPCB Finance
7.625%, 01/15/2020		250	348

			26,137

New Zealand — 0.1%
Government of New Zealand
5.500%, 04/15/2023		320	313

Norway — 0.9%
DnB Bank MTN
4.750%, 03/08/2022 (A)	EUR	120	167

4	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

International Fixed Income Fund

March 31, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
DnB Boligkreditt MTN
2.750%, 04/20/2015	EUR	625	$837
2.375%, 04/11/2017	EUR	224	304
Eksportfinans
2.375%, 05/25/2016	USD	200	190
2.000%, 09/15/2015	USD	20	19
Government of Norway
4.500%, 05/22/2019		1,150	229
3.750%, 05/25/2021		7,510	1,458
Kommunalbanken MTN
1.000%, 03/15/2018 (B)		800	794
Sparebank 1 Boligkreditt MTN
2.375%, 11/22/2016	EUR	170	230
Yara International
7.875%, 06/11/2019 (B)	USD	185	238

			4,466

Peru — 0.1%
Republic of Peru
7.840%, 08/12/2020	PEI	1,600	778

Poland — 0.2%
Republic of Poland
5.125%, 04/21/2021	USD	135	156
3.375%, 07/09/2024	EUR	350	465
Republic of Poland, Ser 1019
5.500%, 10/25/2019		1,475	503
Republic of Poland, Ser E MTN
4.200%, 04/15/2020	EUR	60	89

			1,213

Portugal — 0.1%
EDP Finance BV MTN
5.750%, 09/21/2017		200	275
Portugal Obrigacoes do Tesouro OT
4.350%, 10/16/2017		220	273

			548

Qatar — 0.1%
State of Qatar
4.500%, 01/20/2022 (B)	USD	390	437

Russia — 0.4%
Gazprom Via Gaz Capital MTN
6.580%, 10/31/2013	GBP	240	373
3.755%, 03/15/2017	EUR	400	535
Russian Federation Registered
7.500%, 03/31/2030	USD	310	384
Severstal OAO Via Steel Capital MTN
4.450%, 03/19/2018 (B)	USD	320	317
VimpelCom Holdings
5.200%, 02/13/2019 (B)	USD	200	201

			1,810

Singapore — 0.3%
Government of Singapore
4.000%, 09/01/2018		495	471
3.125%, 09/01/2022		275	253
2.375%, 04/01/2017		425	369
Temasek Financial I
2.375%, 01/23/2023 (B)	USD	495	477

			1,570

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
South Africa — 0.1%
Republic of South Africa
10.500%, 12/21/2026		1,000	$137
8.250%, 09/15/2017		6,600	781

			918

South Korea — 0.5%
Korea National Oil
3.125%, 04/03/2017 (B)	USD	540	569
Korea Treasury Bond
4.250%, 06/10/2021		1,009,870	1,003
3.500%, 09/10/2016		973,960	902

			2,474

Spain — 2.2%
Banco de Sabadell MTN
3.375%, 01/23/2018		100	129
Banco Popular Espanol
4.000%, 10/18/2016		100	131
3.750%, 01/22/2019		100	126
Banco Santander
4.625%, 01/20/2016		300	408
Bankia
4.250%, 05/25/2018		150	193
CaixaBank
5.125%, 04/27/2016		200	275
FADE - Fondo de Amortizacion del Deficit Electrico
4.125%, 03/17/2017		200	259
Government of Spain
5.850%, 01/31/2022		110	150
5.500%, 04/30/2021		1,720	2,318
4.850%, 10/31/2020		740	961
4.750%, 07/30/2014		925	1,229
4.700%, 07/30/2041		995	1,103
4.500%, 01/31/2018		750	989
4.200%, 01/31/2037		190	198
4.000%, 04/30/2020		100	125
3.300%, 10/31/2014		475	619
Santander International Debt SAU MTN
4.625%, 03/21/2016		700	920
Telefonica Emisiones MTN
5.811%, 09/05/2017		300	434
5.597%, 03/12/2020	GBP	100	163
4.710%, 01/20/2020		200	272
4.375%, 02/02/2016		375	512

			11,514

Supra-National — 0.3%
European Investment Bank MTN
2.750%, 09/15/2021		1,000	1,393

Sweden — 1.2%
Akzo Nobel Sweden Finance MTN
2.625%, 07/27/2022	EUR	150	194
Kingdom of Sweden, Ser 1041
6.750%, 05/05/2014		5,970	973
Kingdom of Sweden, Ser 1049
4.500%, 08/12/2015		5,050	837
Kingdom of Sweden, Ser 1051
3.750%, 08/12/2017		4,870	828
Kingdom of Sweden, Ser 1054
3.500%, 06/01/2022		2,300	406

5	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

International Fixed Income Fund

March 31, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
Kommuninvest I Sverige, Ser 1508 MTN
2.750%, 08/12/2015		5,300	$835
Nordea Bank MTN
4.000%, 03/29/2021	EUR	255	351
Skandinaviska Enskilda Banken MTN
4.000%, 09/12/2022 (A)	EUR	190	259
1.875%, 11/14/2019		175	226
Swedbank Hypotek
3.625%, 10/05/2016	EUR	250	352
Swedbank MTN
7.375%, 06/26/2018 (A)	EUR	150	195
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	USD	465	484

			5,940

Switzerland — 0.9%
Aquarius and Investments for Zurich Insurance MTN
4.250%, 10/02/2043 (A)		100	128
Credit Suisse MTN
4.750%, 08/05/2019	EUR	400	603
Glencore Finance Europe
5.500%, 04/03/2022	GBP	400	698
4.125%, 04/03/2018	EUR	300	422
Government of Switzerland
2.000%, 04/28/2021		1,070	1,258
Novartis Finance MTN
4.250%, 06/15/2016	EUR	375	535
UBS
6.625%, 04/11/2018	GBP	150	280
6.375%, 07/20/2016	GBP	160	282
5.875%, 12/20/2017	USD	247	293
4.280%, 04/29/2049 (A)	EUR	200	254

			4,753

Thailand — 0.1%
Thailand Government Bond
3.650%, 12/17/2021		16,020	554

Turkey — 0.5%
Akbank
3.875%, 10/24/2017 (B)	USD	380	387
Republic of Turkey
9.000%, 01/27/2016		2,750	1,620
Turkiye Halk Bankasi
3.875%, 02/05/2020 (B)	USD	400	393

			2,400

United Arab Emirates — 0.2%
Abu Dhabi National Energy
3.625%, 01/12/2023 (B)	USD	400	403
IPIC GMTN MTN
6.875%, 03/14/2026	GBP	100	193
5.875%, 03/14/2021	EUR	125	193

			789

United Kingdom — 11.6%
Abbey National Treasury Services MTN
5.500%, 06/18/2014		775	1,231
5.250%, 02/16/2029		450	832
5.125%, 04/14/2021		300	543
4.250%, 04/12/2021	EUR	350	533

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
3.625%, 09/08/2016	EUR	300	$420
3.375%, 06/08/2015	EUR	500	678
Anglian Water Services Financing, Ser A5 MTN
6.293%, 07/30/2030		500	980
Aviva MTN
6.875%, 05/22/2038 (A)	EUR	195	273
Bank of Scotland MTN
4.750%, 06/08/2022	EUR	290	460
4.625%, 06/08/2017	EUR	275	406
Barclays Bank MTN
6.750%, 01/16/2023 (A)		350	588
5.000%, 09/22/2016	USD	125	140
4.500%, 03/04/2019 (A)	EUR	125	161
4.250%, 01/12/2022		400	698
4.000%, 01/20/2017	EUR	200	282
BAT International Finance MTN
7.250%, 03/12/2024		250	515
5.375%, 06/29/2017	EUR	425	640
Bishopsgate Asset Finance
4.808%, 08/14/2044		192	288
BP Capital Markets
3.830%, 10/06/2017	EUR	350	501
2.994%, 02/18/2019	EUR	300	416
2.500%, 11/06/2022		400	389
British American Tobacco Holdings MTN
4.000%, 07/07/2020		100	147
British Telecommunications
6.375%, 06/23/2037		120	225
5.750%, 12/07/2028		411	744
Centrica MTN
4.375%, 03/13/2029		300	488
4.250%, 09/12/2044		200	292
Coventry Building Society MTN
4.625%, 04/19/2018		230	403
2.250%, 12/04/2017	EUR	150	195
Diageo Capital MTN
5.500%, 07/01/2013		550	714
Direct Line Insurance Group
9.250%, 04/27/2042 (A)		100	186
Eastern Power Networks MTN
6.250%, 11/12/2036		160	305
ENW Finance MTN
6.125%, 07/21/2021		350	643
Eversholt Funding MTN
5.831%, 12/02/2020		100	181
Experian Finance MTN
4.750%, 11/23/2018		300	518
FCE Bank MTN
5.125%, 11/16/2015		200	327
4.825%, 02/15/2017		200	331
1.875%, 05/12/2016		250	324
First Group PLC
5.250%, 11/29/2022		450	717
First Hydro Finance
9.000%, 07/31/2021		220	414
G4S International Finance MTN
2.625%, 12/06/2018	EUR	100	130
Great Rolling Stock MTN
6.250%, 07/27/2020		300	552

6	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

International Fixed Income Fund

March 31, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
Heathrow Funding MTN
7.125%, 02/14/2024		150	$279
HJ Heinz Finance UK
6.250%, 02/18/2030		115	189
HSBC Bank
4.125%, 08/12/2020		375	412
HSBC Holdings MTN
9.875%, 04/08/2018 (A)		80	121
6.500%, 05/20/2024		250	484
4.000%, 03/30/2022	USD	145	156
Imperial Tobacco Finance MTN
8.375%, 02/17/2016	EUR	75	115
7.750%, 06/24/2019		600	1,181
7.250%, 09/15/2014	EUR	150	210
4.375%, 11/22/2013		550	721
Intu Finance MTN
3.875%, 03/17/2023 (E)		250	395
Lloyds TSB Bank MTN
4.625%, 02/02/2017		270	389
Mondi Finance MTN
3.375%, 09/28/2020	EUR	250	329
Motability Operations Group MTN
3.750%, 11/29/2017	EUR	300	428
National Westminster Bank
6.500%, 09/07/2021		220	363
Nationwide Building Society
3.125%, 10/13/2016	EUR	175	243
Network Rail Infrastructure Finance MTN
4.400%, 03/06/2016	CAD	690	722
Northern Rock
5.625%, 06/22/2017 (B)	USD	1,750	2,028
Northumbrian Water Finance
6.000%, 10/11/2017		500	896
Rolls-Royce
6.750%, 04/30/2019		100	192
Royal Bank of Scotland
5.750%, 05/21/2014	EUR	600	811
5.125%, 01/13/2024		400	739
Severn Trent Utilities Finance
6.250%, 06/07/2029		350	691
SSE MTN
5.750%, 02/05/2014		245	387
Standard Chartered MTN
4.000%, 07/12/2022 (A)		390	403
Tesco
6.052%, 10/13/2039		336	607
United Kingdom Gilt
6.000%, 12/07/2028		400	893
4.500%, 12/07/2042		2,215	4,270
4.250%, 06/07/2032		265	493
4.250%, 12/07/2049		25	46
4.250%, 12/07/2055		175	329
1.750%, 09/07/2022		750	1,139
1.000%, 09/07/2017		1,945	3,002
United Kingdom Treasury
4.750%, 09/07/2015		750	1,265
4.750%, 12/07/2030		1,240	2,444
4.750%, 12/07/2038		956	1,903
4.250%, 03/07/2036		550	1,016
4.250%, 09/07/2039		885	1,633
4.250%, 12/07/2046		385	714

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
4.000%, 03/07/2022		135	$246
2.000%, 01/22/2016		533	848
1.750%, 01/22/2017		1,670	2,661
United Kingdom Treasury, Ser 2002
5.000%, 09/07/2014		550	893
Virgin Media Secured Finance
7.000%, 01/15/2018		180	291
Voyage Care Bondco
6.500%, 08/01/2018		150	232
Wales & West Utilities Finance MTN
6.750%, 12/17/2036 (A)		200	364
Western Power Distribution South West
5.750%, 03/23/2040		200	360
Westfield UK & Europe Finance MTN
4.250%, 07/11/2022		300	493
William Hill
7.125%, 11/11/2016		100	170
WPP MTN
6.625%, 05/12/2016	EUR	225	335
Yorkshire Power Finance
7.250%, 08/04/2028		208	419
Yorkshire Water Services Bradford Finance
6.375%, 08/19/2039		100	199

			58,959

United States — 5.6%
Aetna
2.750%, 11/15/2022		165	161
Alcoa
5.400%, 04/15/2021		215	223
Altria Group
4.750%, 05/05/2021		180	204
4.250%, 08/09/2042		265	250
American International Group
8.175%, 05/15/2058 (A)		240	323
5.850%, 01/16/2018		245	287
AT&T
5.875%, 04/28/2017	GBP	200	356
4.875%, 06/01/2044	GBP	430	680
4.450%, 05/15/2021		525	591
3.550%, 12/17/2032		200	260
Bank of America MTN
5.650%, 05/01/2018		350	405
Bank of America, Ser E MTN
5.125%, 09/26/2014	EUR	1,700	2,311
Bristol-Myers Squibb
2.000%, 08/01/2022		670	635
CCO Holdings
8.125%, 04/30/2020		90	101
Chevron
2.355%, 12/05/2022		810	804
Citigroup
5.875%, 01/30/2042		75	90
5.000%, 08/02/2019		230	345
4.500%, 01/14/2022		60	67
4.450%, 01/10/2017		550	606
4.250%, 02/25/2030 (A)	EUR	1,400	1,687

7	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

International Fixed Income Fund

March 31, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
ConocoPhillips
1.050%, 12/15/2017		345	$344
Digital Stout Holding MTN
4.250%, 01/17/2025 (E)		150	232
DIRECTV Holdings
3.800%, 03/15/2022		310	317
General Electric
2.700%, 10/09/2022		320	320
General Electric Capital MTN
5.500%, 01/08/2020		305	361
5.300%, 02/11/2021		205	235
4.625%, 01/07/2021		750	844
Goldman Sachs Group MTN
6.375%, 05/02/2018	EUR	400	619
5.750%, 01/24/2022		120	140
3.250%, 02/01/2023		400	521
Ingersoll-Rand Global Holding
9.500%, 04/15/2014		213	232
International Business Machines MTN
1.375%, 11/19/2019		250	319
JPMorgan Chase
4.500%, 01/24/2022		200	219
0.611%, 10/12/2015 (A)	EUR	350	440
JPMorgan Chase Bank
0.877%, 05/31/2017 (A)	EUR	1,250	1,570
Kroger
3.400%, 04/15/2022		36	38
Macy’s Retail Holdings
3.875%, 01/15/2022		190	200
Merrill Lynch MTN
0.733%, 09/14/2018 (A)	EUR	375	439
Metropolitan Life Global Funding I MTN
4.625%, 05/16/2017	EUR	200	291
Mondelez International
7.000%, 08/11/2037		200	269
5.375%, 02/10/2020		400	476
2.625%, 05/08/2013		625	626
Morgan Stanley
5.625%, 09/23/2019		175	201
5.375%, 08/10/2020	EUR	150	223
3.750%, 09/21/2017	EUR	350	478
3.750%, 02/25/2023		205	207
Motorola Solutions
3.500%, 03/01/2023		178	179
Nabors Industries
9.250%, 01/15/2019		221	284
NBCUniversal Media
4.375%, 04/01/2021		375	422
News America
4.500%, 02/15/2021		210	237
Omnicom Group
3.625%, 05/01/2022		130	133
Owens Corning
6.500%, 12/01/2016		145	163
Philip Morris International
2.900%, 11/15/2021		325	335
2.875%, 05/30/2024	EUR	100	133
2.125%, 05/30/2019	EUR	100	132
PNC Funding
5.125%, 02/08/2020		300	351

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
3.300%, 03/08/2022		150	$155
Principal Financial Group
1.850%, 11/15/2017		175	177
Proctor and Gamble
2.000%, 08/16/2022	EUR	200	258
Prudential Financial
5.625%, 06/15/2043 (A)		545	564
Rabobank Capital Funding Trust IV
5.556%, 12/31/2019 (A)	GBP	153	230
Republic Services
4.750%, 05/15/2023		155	176
Reynolds American
3.250%, 11/01/2022		361	357
Ryder System MTN
5.850%, 11/01/2016		116	132
SABMiller Holdings MTN
1.875%, 01/20/2020		200	259
SLM
5.500%, 01/25/2023		261	259
Time Warner Cable
6.200%, 07/01/2013		750	760
Transocean
2.500%, 10/15/2017		173	175
United Technologies
1.800%, 06/01/2017		201	207
UnitedHealth Group
2.750%, 02/15/2023		120	118
WellPoint
4.650%, 01/15/2043		110	110
Wells Fargo MTN
4.600%, 04/01/2021		75	86
3.500%, 03/08/2022		235	247
2.625%, 08/16/2022	EUR	400	525
Williams
3.700%, 01/15/2023		354	351
Wynn Las Vegas
5.375%, 03/15/2022		235	246

			28,308

Total Global Bonds (Cost $470,844) ($ Thousands)			474,009

MORTGAGE-BACKED SECURITIES — 2.3%

Agency Mortgage-Backed Obligation — 0.0%
FHLMC, Ser K501-X1A, IO
1.755%, 08/25/2016 (A)(D)		331	15

Non-Agency Mortgage-Backed Obligation — 2.3%
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-6
5.187%, 09/10/2047 (A)		140	154
BB-UBS Trust, Ser 2012-SHOW, Cl A
3.430%, 11/05/2036 (B)		100	101
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-6, Cl 3A
5.424%, 09/25/2034 (A)		181	183

8	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

International Fixed Income Fund

March 31, 2013

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8
4.674%, 06/11/2041	50	$53
Bear Stearns Commercial Mortgage Securities, Ser 2005-T18, Cl A4
4.933%, 02/13/2042 (A)	134	143
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl A4
5.619%, 03/11/2039 (A)	450	501
Bear Stearns Commercial Mortgage Securities, Ser 2006-T22, Cl A4
5.573%, 04/12/2038 (A)	125	139
Bear Stearns Commercial Mortgage Securities, Ser 2006-T24, Cl A4
5.537%, 10/12/2041	400	455
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW16, Cl A4
5.716%, 06/11/2040 (A)	241	280
Bear Stearns Commercial Mortgage Securities, Ser PW10, Cl A4
5.405%, 12/11/2040 (A)	55	61
Canary Wharf Finance, Ser II, Cl C2
1.061%, 10/22/2037 (A)(D)	200	213
CD Commercial Mortgage Trust, Ser 2005-CD1
5.219%, 07/15/2044 (A)	75	82
Citigroup Commercial Mortgage Trust, Ser 2008-C7, Cl A4
6.262%, 12/10/2049 (A)	405	479
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 1A4
2.735%, 05/25/2035 (A)	834	804
Citigroup, Ser 2007-CD4, Cl A4
5.322%, 12/11/2049	50	57
Commercial Mortgage Loan Trust, Ser 2008-LS1, Cl A4B
6.005%, 12/10/2049 (A)	90	105
Commercial Mortgage Pass Through Certificates, Ser WWP, Cl A2
3.424%, 03/10/2031 (B)	100	103
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl E
4.769%, 11/15/2045 (A)(B)	115	110
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR5, Cl A4
2.771%, 12/10/2045	65	65
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/2039	50	56

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)
CW Capital Cobalt, Ser 2006-C1, Cl A4
5.223%, 08/15/2048	140	$156
Eddystone Finance, Ser 2006-1, Cl A2
0.741%, 04/19/2021 (A)(D)	150	214
Fosse Master Issuer, Ser 2011-1X, Cl A3
1.932%, 10/18/2054 (A)	255	392
Granite Master Issuer, Ser 2005-1, Cl A5
0.299%, 12/20/2054 (A)(D)	159	201
Granite Master Issuer, Ser 2006-2, Cl A5
0.319%, 12/20/2054 (A)(D)	314	397
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl A4
5.862%, 07/10/2038 (A)	50	56
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl A4
5.444%, 03/10/2039	125	142
GS Mortgage Securities II, Ser 2005-ROCK, Cl A
5.366%, 05/03/2032 (B)	50	61
GS Mortgage Securities II, Ser 2012-ALOH
3.551%, 04/10/2034 (B)	181	190
GS Mortgage Securities II, Ser 2012-GCJ7, Cl A4
3.377%, 05/10/2045	60	64
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A3
2.773%, 11/10/2045	125	125
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 4A1
5.064%, 01/25/2035 (A)	233	229
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-CB13, Cl A4
5.294%, 01/12/2043 (A)	75	82
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-CIBC11
5.335%, 08/12/2037 (A)	95	102
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-CB18, Cl A4
5.440%, 06/12/2047	880	998
JPMorgan Chase Commercial Mortgage Securities, Ser 2008-C2
6.068%, 02/12/2051	170	188
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl E
4.670%, 10/15/2045 (A)(B)	100	95
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-LC9, Cl A5
2.840%, 12/15/2047	185	185

9	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

International Fixed Income Fund

March 31, 2013

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 3A1
4.918%, 12/25/2034 (A)	190	$192
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl A4
5.197%, 11/15/2030 (A)	120	130
LB-UBS Commercial Mortgage Trust, Ser 2008-C1, Cl A2
6.153%, 04/15/2041 (A)	11	13
LB-UBS Commercial Mortgage Trust, Ser C2, Cl A3
5.430%, 02/15/2040	365	411
Merrill Lynch Mortgage Trust, Ser 2005-CIP1
5.047%, 07/12/2038 (A)	125	136
Merrill Lynch Mortgage Trust, Ser 2005-CKI1
5.273%, 11/12/2037 (A)	125	136
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl A4
5.291%, 01/12/2044 (A)	363	398
Merrill Lynch, Ser 2007-7, Cl A4
5.741%, 06/12/2050 (A)	285	326
Morgan Stanley Capital I Trust, Ser 2005-T19, Cl A4A
4.890%, 06/12/2047	75	81
Morgan Stanley Capital I Trust, Ser 2006-T21, Cl A4
5.162%, 10/12/2052 (A)	175	192
Morgan Stanley Re-REMIC Trust, Ser 2010-GG10, Cl A4A
5.791%, 08/15/2045 (A)(B)	100	115
Silverstone Master Issuer, Ser 2009-1, Cl A2
2.225%, 01/21/2055 (A)	300	464
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	170	180
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl D
4.958%, 08/10/2049 (A)(B)	115	111
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A4
3.091%, 08/10/2049	125	128
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/2046	150	154
Wells Fargo Commercial Mortgage Trust, Ser LC5, Cl D
4.780%, 10/15/2045 (A)(B)	41	39
WFRBS Commercial Mortgage Trust, Ser 2011-C2, Cl A4
4.869%, 02/15/2044 (A)(B)	50	58
WFRBS Commercial Mortgage Trust, Ser 2011-C4, Cl A4
4.902%, 06/15/2044 (A)(B)	250	292

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl A3
2.875%, 12/15/2045	130	$131
WFRBS Commercial Mortgage Trust, Ser 2013-C11, Cl A5
3.071%, 03/15/2045	100	102

		11,810

Total Mortgage-Backed Securities (Cost $11,759) ($ Thousands)		11,825

CORPORATE OBLIGATIONS — 1.6%

United States — 1.6%
AbbVie
4.400%, 11/06/2042 (B)	90	91
2.900%, 11/06/2022 (B)	255	255
1.750%, 11/06/2017 (B)	49	50
American Express Credit MTN
2.750%, 09/15/2015	400	418
Anadarko Petroleum
6.375%, 09/15/2017	330	394
Ball
5.000%, 03/15/2022	230	239
Bank of America MTN
5.000%, 05/13/2021	175	196
BE Aerospace
5.250%, 04/01/2022	230	237
CBS
4.300%, 02/15/2021	300	327
Cimarex Energy
5.875%, 05/01/2022	116	124
CMS Energy
5.050%, 03/15/2022	140	161
CNA Financial
7.250%, 11/15/2023	110	140
6.500%, 08/15/2016	40	46
Duke Realty
6.750%, 03/15/2020 (E)	140	171
Eagle Spinco
4.625%, 02/15/2021 (B)	48	49
Enterprise Products Operating
5.950%, 02/01/2041	100	116
General Electric Capital MTN
5.550%, 05/04/2020	45	54
2.375%, 06/30/2015	150	155
Goldman Sachs Group
6.000%, 06/15/2020	45	53
Humana
7.200%, 06/15/2018	280	343
Kinder Morgan Energy Partners
3.500%, 09/01/2023	171	173
Lincoln National
8.750%, 07/01/2019	128	173
Lorillard Tobacco
6.875%, 05/01/2020	275	333
McGraw-Hill
5.900%, 11/15/2017	325	367
Morgan Stanley
3.450%, 11/02/2015	125	131
Motorola Solutions
7.500%, 05/15/2025	85	108
Nisource Finance
6.800%, 01/15/2019	235	287

10	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

International Fixed Income Fund

March 31, 2013

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)
Noble Energy
8.250%, 03/01/2019	250	$326
Noble Holding International
4.900%, 08/01/2020	25	28
PNC Bank
2.700%, 11/01/2022	445	432
Prudential Financial MTN
6.100%, 06/15/2017	125	147
Ryder System MTN
7.200%, 09/01/2015	108	123
SABMiller Holdings
3.750%, 01/15/2022 (B)	400	428
Time Warner
4.875%, 03/15/2020	150	172
Time Warner Cable
7.500%, 04/01/2014	385	411
Union Electric
6.700%, 02/01/2019	45	56
Viacom
6.125%, 10/05/2017	325	385
Wachovia Capital Trust III
5.570%, 12/31/2049 (A)	385	386

Total Corporate Obligations (Cost $7,381) ($ Thousands)		8,085

U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Notes
2.000%, 02/15/2022	1,175	1,208
0.750%, 12/31/2017	830	831
U.S. Treasury Bond
3.125%, 02/15/2043	410	411

Total U.S. Treasury Obligations (Cost $2,443) ($ Thousands)		2,450

ASSET-BACKED SECURITY — 0.1%

Automotive — 0.1%
Bank of America Auto Trust, Ser 2012-1, Cl A2
0.590%, 11/17/2014	480	481

Total Asset-Backed Security (Cost $481) ($ Thousands)		481

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
TIME DEPOSITS — 2.0%

United States — 2.0%
Brown Brothers Harriman
4.150%, 04/01/2013	ZAR	—	$—
2.070%, 04/01/2013	AUD	20	21
1.450%, 04/01/2013	NZD	22	18
0.650%, 04/01/2013	NOK	346	59
0.233%, 04/01/2013	CAD	24	24
0.071%, 04/01/2013	GBP	68	103
0.050%, 04/01/2013	SEK	107	16
0.030%, 04/01/2013		8,353	8,353
0.010%, 04/01/2013	SGD	21	17
0.005%, 04/01/2013	JPY	9,511	101
0.005%, 04/01/2013	HKD	2	—
0.001%, 04/01/2013	CHF	—	—
(0.028)%, 04/01/2013	EUR	1,077	1,380
(0.150)%, 04/01/2013	DKK	1	—

Total Time Deposits (Cost $10,092) ($ Thousands)			10,092

Total Investments — 99.5% (Cost $503,000) ($ Thousands)			$506,942

A list of the open futures contracts held by the Fund at March 31, 2013, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
10-YR MINI JGB	2	Jun-2013	$—
Australian 10-Year Bond	17	Jun-2013	26
Australian 3-Year Bond	(7)	Jun-2013	(3)
Canadian 10-Year Bond	3	Jun-2013	3
Euro-Bobl	60	Jun-2013	62
Euro-BTP	(1)	Jun-2013	(1)
Euro-Bund	33	Jun-2013	51
Euro-Buxl 30 Year Bond	(1)	Jun-2013	(2)
FIN FUT EUR	8	Jun-2013	13
Japanese 10-Year Bond	4	Jun-2013	22
Long Gilt 10-Year Bond	(34)	Jun-2013	(119)
U.S. 10-Year Treasury Note	(52)	Jun-2013	(57)
U.S. 2-Year Treasury Note	(59)	Jun-2013	(2)
U.S. 5-Year Treasury Note	(114)	Jun-2013	(18)
U.S. Long Treasury Bond	20	Jun-2013	3
U.S. Long Treasury Bond	(7)	Jun-2013	(14)
U.S. Ultra Long Treasury Bond	(4)	Jun-2013	—

			$(36)

For the six months ended March 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

11	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

International Fixed Income Fund

March 31, 2013

A list of the open forward foreign currency contracts held by the Fund at March 31, 2013, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
04/03/2013-04/30/2013	AUD	12,806	USD	13,158	$(151)
04/03/2013-04/30/2013	CAD	26,056	USD	25,385	(255)
04/03/2013-04/30/2013	DKK	36,195	USD	6,337	114
04/03/2013-04/30/2013	GBP	42,450	USD	64,296	(194)
04/03/2013-04/30/2013	SEK	39,384	USD	6,106	63
04/03/2013-05/02/2013	EUR	177,254	USD	230,939	3,738
04/03/2013-05/03/2013	JPY	9,414,763	USD	100,378	358
04/03/2013-05/03/2013	USD	4,763	EUR	3,702	(18)
04/08/2013-04/30/2013	MYR	1,446	USD	463	(3)
04/10/2013	PEI	2,023	USD	782	1
04/11/2013-04/30/2013	USD	1,766	GBP	1,168	8
04/12/2013-04/30/2013	USD	3,886	MXN	49,658	129
04/12/2013-05/02/2013	USD	1,929	JPY	184,240	29
04/12/2013-06/20/2013	MXN	46,746	USD	3,634	(131)
04/19/2013	TRY	2,899	USD	1,601	2
04/26/2013	NZD	353	USD	292	(3)
04/26/2013	USD	730	SGD	911	5
04/26/2013-04/30/2013	CZK	23,835	USD	1,202	15
04/30/2013	CHF	1,625	USD	1,721	9
04/30/2013	KRW	2,756,744	USD	2,472	(5)
04/30/2013	NOK	2,937	USD	502	(1)
04/30/2013	PLN	2,145	USD	664	6
04/30/2013	SGD	1,399	USD	1,118	(11)
04/30/2013	THB	16,305	USD	559	3
04/30/2013	USD	290	NOK	1,690	(1)
04/30/2013	USD	659	SEK	4,280	(3)
04/30/2013	ZAR	8,782	USD	939	(14)

					$3,690

A list of the counterparties for the open forward foreign currency contracts held by the Fund at March 31, 2013, is as follows:

Counterparty	Settlement Date	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	04/03/2013-04/30/2013	(3,648)	3,663	$15
Banyan Securities	04/03/2013-04/11/2013	(123,094)	125,069	1,975
Barclays PLC	04/03/2013-04/30/2013	(10,649)	10,586	(63)
BMO Nesbitt Burns	04/03/2013-04/10/2013	(30,704)	31,327	623
BNP Paribas	04/10/2013-04/30/2013	(9,474)	9,547	73
Brown Brothers Harriman	04/03/2013-05/03/2013	(3,476)	3,514	38
Citigroup	04/26/2013-04/30/2013	(3,854)	3,859	5
Credit Suisse First Boston	04/11/2013-04/30/2013	(3,849)	3,837	(12)
Deutsche Bank	04/30/2013	(3,321)	3,329	8
Goldis Financial Group	04/18/2013	(1,853)	1,890	37
Goldman Sachs	04/12/2013-04/30/2013	(5,248)	5,230	(18)
HSBC	04/11/2013-04/12/2013	(1,924)	1,928	4
JPMorgan Chase Bank	04/11/2013-04/30/2013	(79,413)	79,798	385
National Alliance Capital	04/03/2013-04/30/2013	(43,792)	43,295	(497)
Raymond James & Associates	04/30/2013	(1,530)	1,526	(4)
Royal Bank of Canada	04/11/2013	(358)	357	(1)
Royal Bank of Scotland	04/11/2013-06/20/2013	(16,892)	16,652	(240)
Societe Generale	04/03/2013	(1,148)	1,145	(3)
Standard Bank	04/10/2013-04/12/2013	(1,580)	1,577	(3)
Starr Securities	04/03/2013	(292)	292	—
State Street	04/03/2013-04/30/2013	(9,409)	9,511	102
UBS	04/11/2013-04/30/2013	(97,315)	98,670	1,355
Westpac Banking	04/30/2013	(20,206)	20,117	(89)

				$3,690

For the six months ended March 31, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above are representative of the volume of activity for this derivative type during the period.

12	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

International Fixed Income Fund

March 31, 2013

A list of the open swap agreements held by the Fund at March 31, 2013, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation)
Citigroup	3.79%	6-Month GBP LIBOR	05/19/2019	GBP	2,500	$(640)
Deutsche Bank	6-Month EURIBOR Flat	1.77%	09/07/2022	EUR	5,250	171
Deutsche Bank	1.93%	6-Month EURIBOR	04/03/2019	EUR	4,200	(359)
JPMorgan Chase Bank	6-Month JPY LIBOR	2.22%	03/26/2027	JPY	750,000	1,242
Merrill Lynch	3-Month Canadian Bankers Acceptance Rate	2.56%	04/24/2022	CAD	2,000	73
Royal Bank of Scotland	6-Month EURIBOR	3.14%	08/04/2021	EUR	1,450	290
UBS Warburg	2.66%	6-Month GBP LIBOR	09/05/2032	GBP	1,000	18
UBS Warburg	1.07%	6-Month EURIBOR FLAT	09/11/2017	EUR	2,000	(43)

						$752

Credit Default Swap
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
JPMorgan Chase Bank	JPSW Itraxx Europe Series 19 5 Yr	BUY	1.00%	06/20/2018	$5,000	$18

For the six months ended March 31, 2013, the total amount of all swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $509,330 ($ Thousands).

(1)	In local currency unless otherwise indicated.

(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2013.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on March 31, 2013. The coupon on a step bond changes on a specified date.

(D)	Securities considered illiquid. The total market value of such securities as of March 31, 2013 was $1,358 ($ Thousands) and represented 0.3% of Net Assets.

(E)	Real Estate Investment Trust.

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

CZK — Czech Koruna

Cl — Class

DKK — Danish Krone

EUR — Euro

EURIBOR — Euro London Interbank Offered Rate

FHLMC — Federal Home Loan Mortgage Corporation

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

MXP — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLC — Public Limited Company

PLN — Polish Zlotty

SEK — Swedish Krone

Ser — Series

SGD — Singapore Dollar

TRY — Turkish Lira

USD — U.S. Dollar

ZAR — South African Rand

The following is a summary of the inputs used as of March 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$474,009	$—	$474,009
Mortgage-Backed Securities	—	11,825	—	11,825
Corporate Obligations	—	8,085	—	8,085
U.S. Treasury Obligations	—	2,450	—	2,450
Asset-Backed Security	—	481	—	481
Time Deposits	—	10,092	—	10,092

Total Investments in Securities	$—	$506,942	$—	$506,942

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(36)	$—	$—	$(36)
Forwards Contracts *	—	3,690	—	3,690
Interest Rate Swaps *	—	752	—	752
Credit Default Swaps *	—	18	—	18

Total Other Financial Instruments	$(36)	$4,460	$—	$4,424

*	Futures contracts, forwards contracts, and swap contracts are valued at the net unrealized appreciation/(depreciation) on the instrument.

For the six months ended March 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the six months ended March 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

13	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

March 31, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 90.4%

Angola — 0.1%
Republic of Angola Via Northern Lights III
7.000%, 08/16/2019		387	$428
7.000%, 08/16/2019		775	856

			1,284

Argentina — 0.9%
City of Buenos Aires Argentina
9.950%, 03/01/2017 (A)(B)		1,200	1,014
Deutsche Bank, CLN (Cablevision) MTN
9.375%, 02/13/2018 (B)		1,204	870
Province of Buenos Aires
9.375%, 09/14/2018 (A)		470	320
Province of Medoza
5.500%, 09/04/2018 (A)		247	178
Republic of Argentina
8.750%, 06/02/2017		587	431
8.280%, 12/31/2033		2,443	1,319
8.280%, 12/31/2033		1,016	528
7.820%, 12/31/2033	EUR	1,685	1,112
7.820%, 12/31/2033	EUR	275	181
7.820%, 12/31/2033	EUR	3,215	2,102
7.000%, 10/03/2015		1,536	1,277
7.000%, 09/12/2013		54	53
7.000%, 10/03/2015		406	338
7.000%, 09/12/2013		447	441
2.500%, 03/31/2019 (C)		417	130
1.180%, 12/31/2038 (C)(D)	ARS	2	—
0.000%, 12/15/2035 (D)	ARS	2	—
Transportadora Gas del Norte
3.500%, 08/22/2014 (A)(B)(C)		173	—
3.500%, 08/22/2014 (A)(B)(C)		318	—
0.000%, 08/22/2019 (A)(B)(E)		125	72
0.000%, 08/22/2019 (A)(B)(E)		38	22
WPE International Cooperatief
10.375%, 09/30/2020		300	279
10.375%, 09/30/2020 (B)		950	884

			11,551

Azerbaijan — 0.1%
State Oil of the Azerbaijan Republic
5.450%, 02/09/2017		657	700

Barbados — 0.1%
Columbus International
11.500%, 11/20/2014 (B)		600	669

Belarus — 0.2%
Republic of Belarus
8.950%, 01/26/2018		1,490	1,591

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
8.750%, 08/03/2015		1,130	$1,175

			2,766

Bermuda — 0.1%
Government of Bermuda
4.138%, 01/03/2023 (B)		820	861

Bolivia — 0.0%
Government of Bolivia
4.875%, 10/29/2022 (B)		250	249

Bosnia and Herzegovina — 0.1%
Republic of Bosnia & Herzegovina
1.063%, 12/11/2017 (A)(D)	DEM	1,350	725

Brazil — 8.3%
Banco do Brasil
6.250%, 12/31/2049 (B)(D)		322	317
3.875%, 10/10/2022		209	202
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/2019 (B)		660	774
5.500%, 07/12/2020 (B)		400	451
Barclays, CLN (Federal Republic of Brazil)
10.000%, 01/01/2023	BRL	12,710	6,264
6.000%, 05/15/2015	BRL	2,710	3,267
6.000%, 05/15/2015	BRL	660	796
6.000%, 08/15/2016	BRL	500	610
6.000%, 08/15/2020	BRL	840	1,082
BM&FBovespa
5.500%, 07/16/2020		300	332
BR Malls International Finance
8.500%, 12/31/2049 (B)		145	159
BR Properties
9.000%, 12/31/2049 (B)		241	265
Braskem Finance
7.375%, 10/04/2049		200	207
Brazil Letras do Tesouro Nacional
8.572%, 01/01/2015 (E)	BRL	12,170	5,206
Brazil Notas do Tesouro Nacional, Ser B
13.199%, 05/15/2015	BRL	5,706	6,879
10.674%, 08/15/2020	BRL	8,330	10,726
Brazil Notas do Tesouro Nacional, Serie B
6.000%, 08/15/2016	BRL	332	405
6.000%, 08/15/2050	BRL	1,520	2,187
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2021	BRL	1,932	957
10.000%, 01/01/2023	BRL	90	44
Caixa Economica Federal
2.375%, 11/06/2017 (B)		1,000	971
Cia Energetica de Sao Paulo MTN
9.750%, 01/15/2015		630	486

1	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

March 31, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
Citigroup Funding, CLN (Federal Republic of Brazil) MTN
6.000%, 08/16/2018		5,154	$5,319
Cosan
5.000%, 03/14/2023	USD	200	201
Deutsche Bank, CLN (Nota Do Tesouro Nacional) MTN
10.000%, 01/06/2021		2,500	2,581
Federal Republic of Brazil
10.250%, 01/10/2028	BRL	2,000	1,187
10.125%, 05/15/2027		2,117	3,644
8.875%, 04/15/2024		440	674
8.500%, 01/05/2024	BRL	7,600	4,016
8.250%, 01/20/2034		1,186	1,803
7.125%, 01/20/2037		2,404	3,336
4.875%, 01/22/2021		560	650
2.625%, 01/05/2023		400	384
Fibria Overseas Finance
6.750%, 03/03/2021		500	552
General Shopping Finance
10.000%, 12/31/2049 (B)		234	237
Globo Comunicacao e Participacoes
6.250%, 07/20/2015 (C)		147	156
HSBC, CLN (Federal Republic of Brazil)
10.000%, 01/01/2017	BRL	7,800	3,910
10.000%, 01/01/2017	BRL	2,160	1,083
10.000%, 01/01/2021	BRL	6,770	3,355
10.000%, 01/01/2021	BRL	1,700	842
6.000%, 05/15/2015	BRL	1,880	2,266
6.000%, 08/15/2022	BRL	700	919
Hypermarcas
6.500%, 04/20/2021 (B)		224	242
Itau Unibanco Holding
5.650%, 03/19/2022 (B)		200	210
5.125%, 05/13/2023 (B)		338	344
JBS Finance II
8.250%, 01/29/2018		300	328
8.250%, 01/29/2018 (B)		900	985
JPMorgan, CLN (Federal Republic of Brazil)
10.000%, 01/01/2017	BRL	18,700	9,374
10.000%, 01/01/2017	BRL	2,400	1,203
10.000%, 01/01/2023	BRL	1,800	887
6.000%, 05/15/2015	BRL	2,350	2,833
Marfrig Holding Europe
8.375%, 05/09/2018		1,500	1,354
Minerva Luxembourg
12.250%, 02/10/2022 (B)		1,000	1,245
7.750%, 01/31/2023		200	215
7.750%, 01/31/2023 (B)		261	280
Odebrecht Drilling Norbe VIII/IX
6.350%, 06/30/2021 (B)		22	24
6.350%, 06/30/2021		116	128
OGX Austria GmbH
8.500%, 06/01/2018		200	156
8.375%, 04/01/2022		200	151

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
8.375%, 04/01/2022 (B)		400	$302
OGX Petroleo e Gas Participacoes
8.500%, 06/01/2018 (B)		708	552
OSX 3 Leasing
9.250%, 03/20/2015		400	397
Petrobras International Finance
5.375%, 01/27/2021	USD	20	22
QGOG Atlantic/Alaskan Rigs
5.250%, 07/30/2018 (B)		268	277
Samarco Mineracao
4.125%, 11/01/2022 (B)		234	228
Schahin II Finance
5.875%, 09/25/2022 (B)		579	599
Telemar Norte Leste
5.500%, 10/23/2020 (B)		200	209
Vale
5.625%, 09/11/2042		340	336
Vale Overseas
8.250%, 01/17/2034		230	295
6.875%, 11/21/2036		250	284
Voto-Votorantim Overseas Trading Operations
6.625%, 09/25/2019 (B)		490	564

			103,726

Canada — 0.0%
First Quantum Minerals
7.250%, 10/15/2019 (A)(B)		250	250
PTTEP Canada International Finance MTN
5.692%, 04/05/2021		200	230

			480

Chile — 1.0%
Automotores Gildemeister
6.750%, 01/15/2023		500	525
Banco del Estado de Chile
4.125%, 10/07/2020		130	140
3.875%, 02/08/2022 (B)		230	242
BancoEstado
4.125%, 10/07/2020 (B)		270	290
Cencosud
4.875%, 01/20/2023 (B)		205	208
Empresa Nacional del Petroleo
6.250%, 07/08/2019		50	56
6.250%, 07/08/2019 (B)		100	112
5.250%, 08/10/2020 (B)		240	254
5.250%, 08/10/2020		100	106
Inversiones Alsacia
8.000%, 08/18/2018 (B)		872	829
Nacional del Cobre de Chile
7.500%, 01/15/2019		170	214
6.150%, 10/24/2036		1,281	1,529
5.625%, 09/21/2035		880	983
4.250%, 07/17/2042 (B)		654	601
3.875%, 11/03/2021 (B)		813	853
3.750%, 11/04/2020		210	220
3.750%, 11/04/2020 (B)		290	304
3.000%, 07/17/2022 (B)		921	900
Republic of Chile
5.500%, 08/05/2020	CLP	500,000	1,141

2	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

March 31, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
5.500%, 08/05/2020	CLP	140,000	$319
3.250%, 09/14/2021		656	688
2.250%, 10/30/2022		678	654
SMU
7.750%, 02/08/2020 (B)		200	214
Telefonica Chile
3.875%, 10/12/2022 (B)		401	394
Telefonica Moviles Chile
2.875%, 11/09/2015		300	305

			12,081

China — 1.4%
Agile Property Holdings
8.875%, 04/28/2017		400	426
Amber Circle Funding
3.250%, 12/04/2022		1,200	1,198
Central China Real Estate
12.250%, 10/20/2015		400	439
China Oriental Group
8.000%, 08/18/2015		300	305
8.000%, 08/18/2015 (B)		950	967
China Overseas Finance Cayman II
5.500%, 11/10/2020		100	112
China Shanshui Cement Group
10.500%, 04/27/2017		200	223
10.500%, 04/27/2017 (B)		650	725
CNPC HK Overseas Capital
5.950%, 04/28/2041		400	485
Country Garden Holdings
11.250%, 04/22/2017		300	334
7.500%, 01/10/2023 (B)		202	206
7.500%, 01/10/2023		400	409
Evergrande Real Estate Group
13.000%, 01/27/2015		50	54
13.000%, 01/27/2015		200	218
13.000%, 01/27/2015 (B)		600	652
9.250%, 01/19/2016	CNY	5,000	818
7.500%, 01/19/2014	CNY	3,000	489
Franshion Development
6.750%, 04/15/2021 (B)		320	345
Gemdale International Investment
7.125%, 11/16/2017		300	311
Hidili Industry International Development
8.625%, 11/04/2015		800	586
Longfor Properties
9.500%, 04/07/2016		300	328
Mega Advance Investments
5.000%, 05/12/2021 (B)		406	461
Sinochem Offshore Capital
1.800%, 01/18/2014	CNY	2,000	319
Sinochem Overseas Capital
6.300%, 11/12/2040		250	287
4.500%, 11/12/2020		1,246	1,346
4.500%, 11/12/2020 (B)		3,472	3,750
Sinopec Group Overseas Development 2012
4.875%, 05/17/2042 (B)		300	322
3.900%, 05/17/2022 (B)		300	319

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
Sunac China Holdings
12.500%, 10/16/2017		300	$337
Tencent Holdings
4.625%, 12/12/2016		250	273
3.375%, 03/05/2018 (B)		217	226

			17,270

Colombia — 3.9%
Bancolombia
5.125%, 09/11/2022		175	176
Bogota Distrito Capital
9.750%, 07/26/2028	COP	530,000	420
9.750%, 07/26/2028 (B)	COP	8,820,000	6,991
Citigroup Funding, CLN (Republic of Columbia) MTN
11.000%, 07/27/2020	COP	8,830,000	6,626
Colombian TES
10.000%, 07/24/2024	COP	2,750,000	2,125
7.500%, 08/26/2026	COP	2,356,000	1,567
Ecopetrol
7.625%, 07/23/2019 (B)		220	276
Emgesa ESP
8.750%, 01/25/2021	COP	870,000	566
Empresa de Energia de Bogota
6.125%, 11/10/2021		300	334
Empresas Publicas de Medellin ESP
8.375%, 02/01/2021	COP	310,000	198
Grupo Aval
5.250%, 02/01/2017 (B)		200	214
4.750%, 09/26/2022 (B)		222	223
Gruposura Finance
5.700%, 05/18/2021 (B)		410	454
Pacific Rubiales Energy
5.125%, 03/28/2023 (B)		206	208
Republic of Colombia
12.000%, 10/22/2015	COP	653,000	430
11.750%, 02/25/2020		1,685	2,633
10.375%, 01/28/2033		140	241
9.850%, 06/28/2027	COP	3,810,000	3,212
9.850%, 06/28/2027	COP	2,670,000	2,251
8.125%, 05/21/2024		1,348	1,940
7.750%, 04/14/2021	COP	6,001,000	4,168
7.375%, 03/18/2019		1,760	2,266
7.375%, 09/18/2037		4,477	6,402
6.125%, 01/18/2041		1,705	2,145
4.375%, 07/12/2021		450	503
4.375%, 03/21/2023	COP	1,371,000	775
2.625%, 03/15/2023		454	436
Titulos de Tesoreria
7.000%, 02/25/2015	COP	570,000	708
Transportadora de Gas Internacional ESP
5.700%, 03/20/2022 (B)		350	381

			48,869

Costa Rica — 0.0%
Costa Rica Government International Bond
4.250%, 01/26/2023 (A)		610	609

3	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

March 31, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
Croatia — 0.8%
Government of Croatia
6.750%, 11/05/2019		2,673	$2,927
6.625%, 07/14/2020 (B)		170	185
6.625%, 07/14/2020		950	1,033
6.375%, 03/24/2021 (B)		775	834
6.375%, 03/24/2021		810	871
6.250%, 04/27/2017 (B)		1,412	1,512
5.875%, 07/09/2018	EUR	150	207
5.500%, 04/04/2023 (B)(F)		869	861
Zagrebacki Holding
5.500%, 07/10/2017	EUR	1,100	1,142

			9,572

Czech Republic — 0.1%
Central European Media Enterprises
11.625%, 09/15/2016 (B)	EUR	700	929
11.625%, 09/15/2016		300	398

			1,327

Dominican Republic — 0.3%
Cap Cana
10.000%, 04/30/2016 (A)(G)		844	127
10.000%, 04/30/2016 (A)(G)		982	147
Dominican Republic
9.040%, 01/23/2018		1,498	1,669
7.500%, 05/06/2021 (B)		1,830	2,046

			3,989

Ecuador — 0.0%
Republic of Ecuador
9.375%, 12/15/2015		460	480

Egypt — 0.1%
Government of Egypt
6.875%, 04/30/2040		240	186
5.750%, 04/29/2020 (B)		100	84
5.750%, 04/29/2020		350	296
Nile Finance
5.250%, 08/05/2015		280	256

			822

El Salvador — 0.4%
Republic of El Salvador
8.250%, 04/10/2032		140	175
7.750%, 01/24/2023		332	402
7.650%, 06/15/2035		1,327	1,521
7.625%, 02/01/2041 (B)		150	172
7.375%, 12/01/2019		570	676
5.875%, 01/30/2025		656	688
5.875%, 01/30/2025 (A)(B)		820	869
Telemovil Finance
8.000%, 10/01/2017		600	651

			5,154

Gabon — 0.0%
Gabonese Republic
8.200%, 12/12/2017		226	273

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
Georgia — 0.1%
JSC Georgian Railway
7.750%, 07/11/2022 (B)		390	$446
Republic of Georgia
6.875%, 04/12/2021 (B)		340	389

			835

Ghana — 0.1%
Republic of Ghana
8.500%, 10/04/2017 (B)		300	343
8.500%, 10/04/2017		440	502

			845

Guatemala — 0.2%
Guatemala Government Bond
5.750%, 06/06/2022		1,236	1,362
4.875%, 02/13/2028 (B)		1,020	997

			2,359

Hong Kong — 0.3%
CFG Investment
9.750%, 07/30/2019		450	422
9.750%, 07/30/2019		450	423
Fosun International
7.500%, 05/12/2016		400	421
Hengdeli Holdings
6.250%, 01/29/2018		600	614
Hutchison Whampoa International
6.000%, 12/31/2049 (D)		260	278
Industrial & Commercial Bank of China Asia MTN
5.125%, 11/30/2020		560	620
PCCW-HKT Capital No. 4
4.250%, 02/24/2016		301	318
Shimao Property Holdings
11.000%, 03/08/2018		300	342
Yancoal International Resources Development
5.730%, 05/16/2022 (B)		281	287

			3,725

Hungary — 2.7%
Hungary Treasury Bills
5.504%, 04/17/2013 (E)		450,000	1,892
Magyar Export-Import Bank RT
5.500%, 02/12/2018 (B)		200	197
Republic of Hungary
8.000%, 02/12/2015	HUF	1,052,950	4,690
7.750%, 08/24/2015	HUF	1,630,040	7,299
7.625%, 03/29/2041		870	887
7.000%, 06/24/2022	HUF	609,000	2,677
6.750%, 02/24/2017	HUF	164,010	724
6.750%, 11/24/2017	HUF	939,900	4,165
6.500%, 06/24/2019	HUF	219,150	955
6.375%, 03/29/2021		1,734	1,786
6.250%, 01/29/2020		781	798
6.000%, 01/11/2019	EUR	982	1,270
6.000%, 11/24/2023	HUF	133,510	546
5.750%, 06/11/2018	EUR	1,319	1,697
5.500%, 05/06/2014	GBP	66	102
5.375%, 02/21/2023		1,000	941
5.000%, 03/30/2016	GBP	227	339
4.125%, 02/19/2018		486	464
3.500%, 07/18/2016	EUR	1,637	2,024

			33,453

4	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

March 31, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
India — 0.2%
Bharti Airtel International Netherlands
5.125%, 03/11/2023 (B)		549	$551
Export-Import Bank of India MTN
4.000%, 08/07/2017		200	211
ICICI Bank
5.750%, 11/16/2020 (B)		128	141
Reliance Holdings USA
6.250%, 10/19/2040 (A)		550	607
5.400%, 02/14/2022 (B)		250	279
Vedanta Resources
8.250%, 06/07/2021		800	912

			2,701

Indonesia — 4.6%
Adaro Indonesia
7.625%, 10/22/2019 (B)		455	493
Deutsche Bank, CLN (Republic of Indonesia)
7.000%, 05/15/2022	IDR	4,600,000	522
Indo Energy Finance II
6.375%, 01/24/2023 (B)		200	205
6.375%, 01/24/2023		200	205
Indosat Palapa
7.375%, 07/29/2020 (B)		352	390
JPMorgan, CLN (Republic of Indonesia)
7.000%, 05/15/2022	IDR	107,500,000	12,198
5.625%, 05/15/2023	IDR	12,900,000	1,320
5.250%, 05/15/2018	IDR	20,000,000	2,082
Majapahit Holding
8.000%, 08/07/2019		470	579
7.875%, 06/29/2037 (B)		205	265
7.750%, 10/17/2016		370	429
7.750%, 01/20/2020		30	37
7.750%, 01/20/2020 (B)		250	306
Pertamina Persero
6.500%, 05/27/2041 (B)		380	411
6.000%, 05/03/2042 (B)		935	954
5.250%, 05/23/2021 (B)		500	535
4.875%, 05/03/2022 (B)		220	229
Perusahaan Listrik Negara
5.500%, 11/22/2021 (B)		310	336
5.250%, 10/24/2042		200	189
Republic of Indonesia
11.625%, 03/04/2019		1,786	2,590
11.625%, 03/04/2019		628	911
11.625%, 03/04/2019 (B)		1,195	1,733
11.000%, 10/15/2014	IDR	5,200,000	587
10.375%, 05/04/2014		190	208
8.500%, 10/12/2035		101	149
8.500%, 10/12/2035		2,449	3,612
8.250%, 06/15/2032	IDR	46,001,000	5,604
7.750%, 01/17/2038		100	139
7.750%, 01/17/2038		5,551	7,733
7.500%, 01/15/2016		400	458
7.000%, 05/15/2022	IDR	33,520,000	3,803
6.875%, 01/17/2018		910	1,074
6.625%, 05/15/2033	IDR	14,378,000	1,495
6.625%, 02/17/2037		70	86

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
6.625%, 02/17/2037		110	$136
6.250%, 04/15/2017	IDR	16,000,000	1,726
6.125%, 05/15/2028	IDR	900,000	91
5.875%, 03/13/2020 (B)		864	998
5.875%, 03/13/2020		120	139
5.625%, 05/15/2023	IDR	9,940,000	1,017
5.250%, 01/17/2042 (H)		337	359
4.875%, 05/05/2021 (B)		850	931
Star Energy Geothermal Wayang Windu
11.500%, 02/12/2015 (B)		386	407

			57,671

Iraq — 0.3%
Republic of Iraq
5.800%, 01/15/2028		4,626	4,233

Israel — 0.1%
Altice Financing
7.875%, 12/15/2019 (A)		700	763
Altice Finco
9.875%, 12/15/2020 (A)		600	672

			1,435

Ivory Coast — 0.3%
Ivory Coast
7.100%, 12/31/2032		3,413	3,157

Jamaica — 0.2%
Digicel Group
10.500%, 04/15/2018		160	178
8.250%, 09/30/2020		1,900	2,014
8.250%, 09/30/2020 (B)		200	212

			2,404

Kazakhstan — 1.4%
ATF Bank JSC
9.000%, 05/11/2016		300	286
BTA Bank JSC
5.500%, 12/21/2022		100	77
Development Bank of Kazakhstan JSC
4.125%, 12/10/2022 (B)		300	290
4.125%, 12/10/2022		470	455
Halyk Savings Bank of Kazakhstan
7.250%, 01/28/2021 (B)		700	742
Kazakhstan Temir Zholy Finance
6.950%, 07/10/2042		200	234
6.950%, 07/10/2042 (B)		250	293
Kazatomprom Natsionalnaya Atomnaya Kompaniya
6.250%, 05/20/2015		100	107
6.250%, 05/20/2015 (B)		450	480
Kazkommerts International
7.875%, 04/07/2014		300	304
Kazkommertsbank Via Citigroup Global Markets
8.700%, 04/07/2014 (C)(D)		1,100	1,078
KazMunayGas National MTN
11.750%, 01/23/2015 (B)		410	475

5	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

March 31, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
11.750%, 01/23/2015		1,168	$1,353
9.125%, 07/02/2018 (B)		1,435	1,808
9.125%, 07/02/2018		439	553
8.375%, 07/02/2013		190	193
7.000%, 05/05/2020		100	119
7.000%, 05/05/2020 (B)		1,895	2,255
6.375%, 04/09/2021		912	1,061
6.375%, 04/09/2021 (B)		2,569	2,990
Republic of Kazakhstan
6.375%, 10/06/2020 (B)		600	701
Tengizchevroil Finance
6.124%, 11/15/2014 (A)		143	147
Zhaikmunai Via Zhaikmunai International
7.125%, 11/13/2019		600	640
7.125%, 11/13/2019 (A)(B)		925	987

			17,628

Kuwait — 0.1%
Kuwait Projects MTN
9.375%, 07/15/2020		900	1,152

Latvia — 0.1%
Republic of Latvia
2.750%, 01/12/2020 (A)		800	769

Lithuania — 1.1%
Republic of Lithuania
7.375%, 02/11/2020 (B)		800	1,006
7.375%, 02/11/2020		290	365
6.625%, 02/01/2022		1,000	1,225
6.625%, 02/01/2022 (B)		1,000	1,225
6.125%, 03/09/2021		5,297	6,277
6.125%, 03/09/2021 (B)		1,424	1,687
5.125%, 09/14/2017		100	111
5.125%, 09/14/2017 (B)		310	343
4.850%, 02/07/2018	EUR	650	919

			13,158

Malaysia — 5.0%
Axiata SPV1 Labuan
5.375%, 04/28/2020		250	283
Malaysia Government Bond
4.392%, 04/15/2026	MYR	8,100	2,825
4.262%, 09/15/2016	MYR	27,630	9,271
4.160%, 07/15/2021	MYR	13,410	4,529
4.012%, 09/15/2017	MYR	28,210	9,431
3.892%, 03/15/2027	MYR	5,628	1,864
3.580%, 09/28/2018	MYR	6,750	2,214
3.492%, 03/31/2020	MYR	5,753	1,867
3.418%, 08/15/2022	MYR	8,159	2,626
3.314%, 10/31/2017	MYR	4,270	1,387
3.260%, 03/01/2018	MYR	19,200	6,214
3.197%, 10/15/2015	MYR	32,680	10,596
3.172%, 07/15/2016	MYR	5,740	1,861
Petroliam Nasional
7.625%, 10/15/2026		106	151
Petronas Capital
7.875%, 05/22/2022		2,452	3,411
5.250%, 08/12/2019 (B)		100	116
5.250%, 08/12/2019		2,790	3,245

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
Wakala Global Sukuk
4.646%, 07/06/2021 (B)		390	$438

			62,329

Mexico — 9.3%
America Movil
3.125%, 07/16/2022		200	196
Bank of New York Mellon Institucion de Banca Multiple
9.625%, 05/02/2021 (B)		309	252
BBVA Bancomer
6.750%, 09/30/2022 (B)		500	571
6.008%, 05/17/2022 (A)(D)		550	577
Cemex
9.250%, 05/12/2020		600	663
9.000%, 01/11/2018 (B)		306	339
Cemex Espana
9.250%, 05/12/2020 (B)		1,300	1,437
Cemex Finance
9.375%, 10/12/2022 (B)		759	882
Comision Federal de Electricidad
5.750%, 02/14/2042 (B)		500	545
4.875%, 05/26/2021 (B)		400	445
Desarrolladora Homex
9.750%, 03/25/2020		200	173
9.750%, 03/25/2020 (B)		700	599
GEO
9.250%, 06/30/2020		406	351
8.875%, 03/27/2022 (B)		200	171
Grupo Bimbo
4.500%, 01/25/2022 (B)		200	217
Grupo Senda
10.500%, 10/03/2015		2,965	3,054
Grupo Televisa
6.000%, 05/15/2018		145	170
Mexican Bonos MTN
8.000%, 06/11/2020	MXN	2,514	243
7.750%, 11/13/2042	MXN	10,300	1,050
7.500%, 06/03/2027	MXN	94,497	9,266
7.000%, 06/19/2014	MXN	9,182	768
6.500%, 06/09/2022	MXN	108,745	9,797
6.250%, 06/16/2016	MXN	19,580	1,668
6.000%, 06/18/2015	MXN	45,230	3,794
5.000%, 06/15/2017	MXN	23,456	1,926
4.750%, 03/08/2044		1,864	1,934
3.625%, 03/15/2022		340	361
Mexican Bonos, Ser M
6.500%, 06/10/2021	MXN	60,554	5,431
Mexican Bonos, Ser M10
8.500%, 12/13/2018	MXN	10,450	1,004
8.000%, 12/17/2015	MXN	10,027	886
7.750%, 12/14/2017	MXN	21,317	1,950
7.250%, 12/15/2016	MXN	12,500	1,104
Mexican Bonos, Ser M20
8.500%, 05/31/2029	MXN	40,820	4,347
8.000%, 12/07/2023	MXN	52,280	5,279
7.750%, 05/29/2031	MXN	60,935	6,091
Mexican Bonos, Ser M30
10.000%, 11/20/2036	MXN	32,300	4,003
8.500%, 11/18/2038	MXN	35,401	3,867

6	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

March 31, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
Mexican Udibonos
5.000%, 06/16/2016	MXN	2,380	$1,073
4.000%, 11/15/2040	MXN	2,940	1,603
2.500%, 12/10/2020	MXN	21,110	9,298
2.000%, 06/09/2022	MXN	1,918	811
Mexichem
6.750%, 09/19/2042 (B)		400	444
4.875%, 09/19/2022 (B)		200	212
Mexico Cetes
4.460%, 06/27/2013 (E)	MXN	179,756	1,440
Mexico Generadora de Energia S de rl
5.500%, 12/06/2032 (B)		200	212
NII Capital
10.000%, 08/15/2016		359	322
7.625%, 04/01/2021		1,416	1,020
Oceanografia
11.250%, 07/15/2015		1,079	850
Pemex Finance
9.150%, 11/15/2018		1,595	1,969
Pemex Project Funding Master Trust
6.625%, 06/15/2035		1,244	1,490
5.750%, 03/01/2018		1,285	1,476
Petroleos Mexicanos
8.000%, 05/03/2019		408	522
6.500%, 06/02/2041		677	797
6.000%, 03/05/2020 (B)		60	71
6.000%, 03/05/2020		180	212
5.500%, 06/27/2044		70	72
5.500%, 06/27/2044 (B)		150	155
3.500%, 01/30/2023 (B)		185	185
United Mexican States MTN
8.300%, 08/15/2031		1,670	2,534
6.050%, 01/11/2040		1,502	1,866
5.950%, 03/19/2019		370	448
5.750%, 10/12/2110		7,572	8,306
5.625%, 01/15/2017		462	531
5.125%, 01/15/2020		550	644
United Mexican States, Ser A MTN
6.750%, 09/27/2034		746	992
Urbi Desarrollos Urbanos
9.750%, 02/03/2022		200	124
9.750%, 02/03/2022 (B)		400	248
9.500%, 01/21/2020		200	122

			115,460

Mongolia — 0.1%
Mongolia Government International Bond
5.125%, 12/05/2022		360	336
Mongolian Mining MTN
8.875%, 03/29/2017		600	615

			951

Morocco — 0.2%
Kingdom of Morocco
5.500%, 12/11/2042 (A)		400	397
5.500%, 12/11/2042 (B)		400	397
4.250%, 12/11/2022 (A)(B)		680	694
4.250%, 12/11/2022		500	510

			1,998

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
Nigeria — 1.3%
Afren
11.500%, 02/01/2016		200	$237
11.500%, 02/01/2016 (B)		877	1,039
10.250%, 04/08/2019 (B)		500	594
Nigeria Treasury Bill
12.030%, 12/19/2013 (E)	NGN	75,000	439
11.520%, 05/16/2013 (E)	NGN	38,000	236
11.320%, 01/23/2014 (E)	NGN	137,000	790
10.900%, 12/05/2013 (E)	NGN	9,000	53
10.600%, 02/20/2014 (E)	NGN	13,000	75
10.530%, 03/06/2014 (E)	NGN	22,000	126
10.490%, 01/09/2014 (E)	NGN	126,000	733
10.430%, 03/20/2014 (E)	NGN	710,330	4,026
10.330%, 10/10/2013 (E)	NGN	18,000	107
2.030%, 04/04/2013 (E)	NGN	20,000	126
0.000%, 06/27/2013 (E)	NGN	20,000	123
0.000%, 09/05/2013 (E)	NGN	26,000	156
0.000%, 09/26/2013 (E)	NGN	42,000	251
Republic of Nigeria
16.390%, 01/27/2022	NGN	299,070	2,453
16.000%, 06/29/2019	NGN	169,000	1,302
16.000%, 06/29/2019	NGN	172,000	1,326
15.100%, 04/27/2017	NGN	72,570	520
10.700%, 05/30/2018	NGN	7,000	44
6.750%, 01/28/2021 (B)		550	635
Sea Trucks Group
9.000%, 03/26/2018		600	604
UBS
7.396%, 08/29/2010 (B)(D)		750	571

			16,566

Pakistan — 0.1%
Republic of Pakistan
7.125%, 03/31/2016		500	445
6.875%, 06/01/2017		100	87
6.875%, 06/01/2017		600	520

			1,052

Panama — 1.0%
ENA Norte Trust
4.950%, 04/25/2023 (F)		248	256
Republic of Panama
9.375%, 01/16/2023		560	811
9.375%, 04/01/2029		2,988	4,860
8.875%, 09/30/2027		1,370	2,114
8.125%, 04/28/2034		2,128	3,080
7.125%, 01/29/2026		100	135
6.700%, 01/26/2036		1,290	1,719

			12,975

Paraguay — 0.1%
Republic of Paraguay
4.625%, 01/25/2023		500	502
Telefonica Celular del Paraguay
6.750%, 12/13/2022 (A)		200	217
6.750%, 12/13/2022		200	216

			935

Peru — 1.2%
Azucarera del Peru
6.375%, 08/02/2022		121	127

7	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

March 31, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
Banco de Credito del Peru
5.375%, 09/16/2020		10	$11
5.375%, 09/16/2020 (B)		204	222
BBVA Banco Continental
5.000%, 08/26/2022 (B)		184	194
Cementos Pacasmayo SAA
4.500%, 02/08/2023 (B)		200	193
El Fondo MIVIVIENDA
3.500%, 01/31/2023 (B)		250	242
Inkia Energy
8.375%, 04/04/2021 (B)		200	226
Interoceanica IV Finance
3.961%, 11/30/2025 (A)(B)(E)		841	572
3.003%, 11/30/2018 (A)(B)(E)		306	269
Peru Enhanced Pass-Through Finance
4.326%, 06/02/2025 (A)(B)(E)		1,000	660
2.945%, 05/31/2018 (A)(B)(E)		399	365
2.928%, 05/31/2018 (E)		148	135
Republic of Peru
9.910%, 05/05/2015	PEI	675	306
8.750%, 11/21/2033		2,839	4,642
8.600%, 08/12/2017	PEI	2,110	1,017
8.375%, 05/03/2016		350	426
8.200%, 08/12/2026	PEI	1,350	728
7.840%, 08/12/2020	PEI	2,820	1,372
7.350%, 07/21/2025		1,580	2,230
7.125%, 03/30/2019		120	154
6.950%, 08/12/2031	PEI	1,400	673
Volcan Cia Minera
5.375%, 02/02/2022 (B)		183	194

			14,958

Philippines — 1.6%
Development Bank of Philippines
5.500%, 03/25/2021		330	371
National Power
9.625%, 05/15/2028 (A)		1,100	1,735
Power Sector Assets & Liabilities Management
7.390%, 12/02/2024 (B)		820	1,101
Republic of Philippines
10.625%, 03/16/2025		1,270	2,131
9.500%, 02/02/2030		1,237	2,027
8.375%, 06/17/2019		320	431
7.750%, 01/14/2031		4,918	7,113
6.375%, 10/23/2034		530	694
6.250%, 01/14/2036	PHP	50,000	1,628
5.500%, 03/30/2026		540	660
4.000%, 01/15/2021		1,216	1,344
3.900%, 11/26/2022	PHP	45,000	1,202

			20,437

Poland — 6.1%
CEDC Finance International
8.875%, 12/01/2016	EUR	400	396
Eileme 2
11.750%, 01/31/2020	EUR	500	740

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
11.625%, 01/31/2020 (B)		1,000	$1,165
Polish Television Holding MTN
11.250%, 11/15/2014 (C)	EUR	100	138
11.000%, 11/15/2014 (B)(C)	EUR	300	413
Republic of Poland
6.375%, 07/15/2019		6,654	8,175
6.250%, 10/24/2015	PLN	3,080	1,015
5.750%, 04/25/2029	PLN	3,280	1,195
5.750%, 04/25/2014	PLN	980	309
5.125%, 04/21/2021	USD	1,000	1,155
5.000%, 10/24/2013	PLN	2,800	868
5.000%, 03/23/2022		3,438	3,928
4.750%, 04/25/2017	PLN	19,646	6,348
4.000%, 03/23/2021	EUR	736	1,073
4.000%, 10/25/2023	PLN	15,770	4,866
3.000%, 03/17/2023		811	785
3.000%, 08/24/2016	PLN	29,220	9,361
2.750%, 08/25/2023	PLN	6,040	2,010
0.479%, 07/25/2014 (E)	PLN	12,540	3,698
Republic of Poland, Ser 0114
3.767%, 01/25/2014 (E)	PLN	26,070	7,802
Republic of Poland, Ser 0415
5.500%, 04/25/2015	PLN	19,600	6,288
Republic of Poland, Ser 0922
5.750%, 09/23/2022	PLN	21,735	7,630
Republic of Poland, Ser 1017
5.250%, 10/25/2017	PLN	5,015	1,660
Republic of Poland, Ser 1019
5.500%, 10/25/2019	PLN	7,500	2,559
Republic of Poland, Ser 1021
5.750%, 10/25/2021	PLN	7,652	2,678

			76,255

Qatar — 0.5%
Qtel International Finance MTN
7.875%, 06/10/2019		465	607
5.000%, 10/19/2025 (B)		200	221
4.750%, 02/16/2021		250	279
4.500%, 01/31/2043 (B)		200	192
3.875%, 01/31/2028 (B)		400	394
3.250%, 02/21/2023 (B)		230	226
State of Qatar
9.750%, 06/15/2030		225	378
6.550%, 04/09/2019		1,533	1,899
6.400%, 01/20/2040		320	410
6.400%, 01/20/2040 (B)		377	482
5.750%, 01/20/2042 (B)		750	892
5.250%, 01/20/2020		246	287

			6,267

Romania — 0.8%
Government of Romania MTN
6.750%, 02/07/2022		2,850	3,317
6.750%, 02/07/2022 (B)		350	407
6.500%, 06/18/2018	EUR	686	986
6.000%, 10/19/2013	RON	1,210	352
5.900%, 07/26/2017	RON	2,500	734
5.850%, 07/28/2014	RON	5,020	1,463
5.850%, 07/28/2014	RON	40	12
5.800%, 10/26/2015	RON	4,970	1,452

8	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

March 31, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
4.375%, 08/22/2023 (B)		994	$973

			9,696

Russia — 10.2%
Alfa Bank Via Alfa Bond Issuance
7.500%, 09/26/2019		550	582
7.500%, 09/26/2019 (B)		715	757
Brunswick Rail Finance
6.500%, 11/01/2017		350	370
Credit Bank of Moscow Via CBOM Finance
7.700%, 02/01/2018		1,000	1,035
EuroChem Mineral & Chemical via EuroChem GI
5.125%, 12/12/2017 (B)		250	254
Evraz Group
9.500%, 04/24/2018		600	688
6.750%, 04/27/2018 (B)		250	259
6.750%, 04/27/2018		700	724
Gazprom Neft OAO Via GPN Capital
4.375%, 09/19/2022 (B)		550	542
4.375%, 09/19/2022		970	957
Gazprom OAO Via Gaz Capital
9.250%, 04/23/2019		900	1,161
6.510%, 03/07/2022		300	346
4.950%, 07/19/2022 (B)		877	920
4.950%, 02/06/2028		250	246
4.950%, 02/06/2028 (B)		793	781
Lukoil International Finance
6.656%, 06/07/2022		100	118
6.125%, 11/09/2020		200	227
Metalloinvest Finance
6.500%, 07/21/2016		700	737
MTS International Funding
8.625%, 06/22/2020		400	508
8.625%, 06/22/2020 (B)		1,300	1,651
Novatek OAO via Novatek Finance
6.604%, 02/03/2021 (B)		363	421
5.326%, 02/03/2016		200	214
Promsvyazbank Via PSB Finance
10.200%, 11/06/2019		350	373
8.500%, 04/25/2017		200	212
Rosneft Oil via Rosneft International Finance
4.199%, 03/06/2022		500	496
Russian Agricultural Bank Via RSHB Capital
5.298%, 12/27/2017 (B)		415	440
Russian Federal Bond - OFZ
8.150%, 02/03/2027	RUB	126,462	4,387
7.600%, 04/14/2021	RUB	523,000	17,654
7.600%, 07/20/2022	RUB	78,900	2,655
7.500%, 03/15/2018	RUB	55,065	1,865
7.500%, 02/27/2019	RUB	391,870	13,248
7.400%, 04/19/2017	RUB	39,870	1,338
7.400%, 06/14/2017	RUB	109,160	3,661
7.350%, 01/20/2016	RUB	11,380	378
7.100%, 03/13/2014	RUB	173,220	5,642
7.000%, 06/03/2015	RUB	287,260	9,448

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
6.900%, 08/03/2016	RUB	13,130	$433
6.880%, 07/15/2015	RUB	5,500	181
6.200%, 01/31/2018	RUB	9,458	303
Russian Foreign Bond - Eurobond
12.750%, 06/24/2028		746	1,425
7.850%, 03/10/2018	RUB	355,000	12,177
7.500%, 03/31/2030		11,288	13,983
7.500%, 03/31/2030		1,547	1,917
5.625%, 04/04/2042		200	224
5.625%, 04/04/2042 (B)		400	449
5.000%, 04/29/2020 (B)		200	226
3.250%, 04/04/2017 (B)		1,200	1,255
Russian Railways via RZD Capital
5.700%, 04/05/2022		398	439
Russian Standard Bank Via Russian Standard Finance
9.250%, 07/11/2017		700	751
Sberbank of Russia Via SB Capital
6.125%, 02/07/2022 (B)		260	291
6.125%, 02/07/2022		700	782
5.717%, 06/16/2021		400	435
5.125%, 10/29/2022 (B)		247	246
SCF Capital
5.375%, 10/27/2017 (B)		350	362
Severstal OAO Via Steel Capital
5.900%, 10/17/2022 (B)	USD	200	200
5.900%, 10/17/2022		200	199
Severstal Via Steel Capital
6.700%, 10/25/2017		501	545
Sibur Securities
3.914%, 01/31/2018 (B)		475	467
Sinek Capital Via Edel Capital
7.700%, 08/03/2015 (A)		500	535
Teorema Holding
11.000%, 10/27/2009 (A)(G)		3,400	340
TMK Capital
7.750%, 01/27/2018		1,400	1,477
VEB-Leasing Via VEB Leasing Investment
5.125%, 05/27/2016		320	336
Vimpel Communications Via VIP Finance Ireland
9.125%, 04/30/2018		200	237
9.125%, 04/30/2018 (B)		600	712
7.748%, 02/02/2021		200	224
7.748%, 02/02/2021 (B)		1,150	1,288
VimpelCom Holdings
7.504%, 03/01/2022		200	223
7.504%, 03/01/2022 (B)		400	445
6.255%, 03/01/2017		200	214
5.200%, 02/13/2019 (B)	USD	200	201
Vnesheconombank Via VEB Finance
6.902%, 07/09/2020		1,540	1,790
6.902%, 07/09/2020 (B)		785	913
6.800%, 11/22/2025 (B)		150	176
6.800%, 11/22/2025		710	831
6.025%, 07/05/2022 (B)		750	830

9	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

March 31, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
5.450%, 11/22/2017 (B)		300	$326
VTB Bank Via VTB Capital
6.875%, 05/29/2018		500	551
6.551%, 10/13/2020 (B)		860	944
6.315%, 02/22/2018		762	826
6.250%, 06/30/2035		357	386
6.000%, 04/12/2017 (B)		300	321

			126,711

Saudi Arabia — 0.1%
Dar Al-Arkan International Sukuk II
10.750%, 02/18/2015		200	220
10.750%, 02/18/2015 (B)		600	659

			879

Senegal — 0.1%
Republic of Senegal
8.750%, 05/13/2021 (B)(H)		950	1,126

Serbia — 0.2%
Republic of Serbia
7.250%, 09/28/2021 (B)		450	498
7.250%, 09/28/2021		800	886
5.250%, 11/21/2017 (B)		200	206
4.875%, 02/25/2020 (B)		450	445

			2,035

Singapore — 0.2%
DBS Bank
3.625%, 09/21/2022 (D)		200	209
MMI International
8.000%, 03/01/2017 (B)		250	256
Oversea-Chinese Banking
3.150%, 03/11/2023 (B)(D)		208	212
Sea Product
10.292%, 05/14/2010		1,505	1,355
Yanlord Land Group
9.500%, 05/04/2017		800	862

			2,894

Slovak Republic — 0.1%
Republic of Slovak
4.375%, 05/21/2022 (B)		1,292	1,363

Slovenia — 0.1%
Republic of Slovenia
5.500%, 10/26/2022 (B)		658	630

South Africa — 6.2%
African Bank MTN
8.125%, 02/24/2017		600	664
Edcon Proprietary
9.500%, 03/01/2018	EUR	500	636
3.453%, 06/15/2014 (D)	EUR	248	316
Gold Fields Orogen Holdings
4.875%, 10/07/2020		524	515
Republic of South Africa
13.500%, 09/15/2015	ZAR	15,650	2,006
10.500%, 12/21/2026		56,410	7,762
8.750%, 02/28/2048	ZAR	15,200	1,727
8.500%, 06/23/2017		860	1,065

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
8.250%, 09/15/2017		17,430	$2,062
8.000%, 12/21/2018	ZAR	149,080	17,577
7.750%, 02/28/2023	ZAR	106,517	12,317
7.250%, 01/15/2020	ZAR	26,500	3,007
7.000%, 02/28/2031	ZAR	62,602	6,216
6.875%, 05/27/2019		2,673	3,254
6.750%, 03/31/2021	ZAR	90,950	10,014
6.500%, 02/28/2041	ZAR	15,600	1,374
6.250%, 03/31/2036	ZAR	14,660	1,276
6.250%, 03/08/2041		609	738
5.875%, 05/30/2022		670	786
5.500%, 03/09/2020		540	617
4.665%, 01/17/2024		1,500	1,605
Sappi Papier Holding
8.375%, 06/15/2019 (B)		300	333
Transnet SOC
4.000%, 07/26/2022 (B)		1,119	1,071

			76,938

South Korea — 0.0%
Korea Hydro & Nuclear Power
4.750%, 07/13/2021		200	225
3.000%, 09/19/2022 (B)		280	275

			500

Spain — 0.0%
Ajecorp
6.500%, 05/14/2022 (B)		250	269

Sri Lanka — 0.2%
Bank of Ceylon
6.875%, 05/03/2017 (B)		320	336
Republic of Sri Lanka
7.400%, 01/22/2015 (B)		150	160
6.250%, 10/04/2020		100	107
6.250%, 10/04/2020 (B)		620	660
6.250%, 07/27/2021 (B)		400	423
5.875%, 07/25/2022 (B)		200	208

			1,894

Supra-National — 0.1%
Inter-American Development Bank MTN
5.394%, 08/20/2015 (E)	IDR	12,430,000	1,122

Thailand — 2.5%
PTT Global Chemical
4.250%, 09/19/2022 (B)		200	209
Thailand Government Bond
5.670%, 03/13/2028	THB	3,000	122
3.875%, 06/13/2019	THB	35,781	1,262
3.775%, 06/25/2032	THB	29,000	951
3.650%, 12/17/2021		206,180	7,128
3.625%, 05/22/2015	THB	217,440	7,540
3.625%, 06/16/2023	THB	59,409	2,037
3.580%, 12/17/2027	THB	29,010	962
3.250%, 06/16/2017	THB	81,910	2,817
2.800%, 10/10/2017	THB	103,000	3,473
1.200%, 07/14/2021	THB	141,396	4,986

			31,487

Turkey — 6.6%
Akbank
3.875%, 10/24/2017 (B)	USD	150	153

10	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

March 31, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
Export Credit Bank of Turkey
5.875%, 04/24/2019 (B)		200	$222
Republic of Turkey
11.875%, 01/15/2030		460	840
10.000%, 12/04/2013	TRY	1,200	680
9.500%, 01/12/2022	TRY	4,346	2,791
9.000%, 03/05/2014	TRY	1,790	1,014
9.000%, 05/21/2014	TRY	6,830	4,145
9.000%, 01/27/2016		2,200	1,296
9.000%, 03/08/2017	TRY	12,272	7,373
8.500%, 09/14/2022	TRY	5,444	3,317
8.000%, 02/14/2034		1,976	2,717
7.500%, 09/24/2014	TRY	4,070	2,288
7.500%, 09/24/2014	TRY	2,110	1,186
7.500%, 07/14/2017		1,309	1,561
7.500%, 11/07/2019		3,400	4,242
7.375%, 02/05/2025		1,271	1,624
7.250%, 03/05/2038		400	517
7.100%, 03/08/2023	TRY	2,100	1,157
7.000%, 09/26/2016		738	849
7.000%, 03/11/2019		240	290
7.000%, 06/05/2020		410	503
6.875%, 03/17/2036		1,213	1,495
6.750%, 04/03/2018		4,534	5,350
6.750%, 05/30/2040		375	463
6.500%, 01/07/2015	TRY	8,060	4,468
6.250%, 09/26/2022		740	877
6.000%, 01/14/2041		1,002	1,122
5.625%, 03/30/2021		390	445
5.125%, 03/25/2022		2,288	2,517
4.500%, 02/11/2015	TRY	6,672	3,977
4.000%, 04/29/2015	TRY	6,715	3,982
4.000%, 04/01/2020	TRY	3,341	2,187
3.250%, 03/23/2023		4,193	3,952
3.000%, 02/23/2022	TRY	13,216	8,360
2.692%, 07/17/2013 (E)	TRY	3,753	2,036
Turkiye Garanti Bankasi
7.375%, 03/07/2018	TRY	1,530	826
5.250%, 09/13/2022 (B)		200	208
4.000%, 09/13/2017 (B)		270	277
Yuksel Insaat
9.500%, 11/10/2015		146	112

			81,419

Ukraine — 1.9%
DTEK Finance
9.500%, 04/28/2015 (A)(B)		420	442
9.500%, 04/28/2015		550	579
7.875%, 04/04/2018 (B)(F)		400	396
Ferrexpo Finance
7.875%, 04/07/2016 (B)		238	237
7.875%, 04/07/2016		1,200	1,197
Financing of Infrastrucural Projects State Enterprise
9.000%, 12/07/2017 (A)(B)		400	414
Government of Ukraine
9.250%, 07/24/2017 (B)		1,353	1,461
9.250%, 07/24/2017		1,850	2,003
7.950%, 02/23/2021 (B)		250	260
7.950%, 02/23/2021		450	468

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
7.800%, 11/28/2022		1,760	$1,782
7.800%, 11/28/2022 (B)		1,172	1,187
7.750%, 09/23/2020		555	577
6.250%, 06/17/2016		200	196
6.250%, 06/17/2016 (B)		600	587
Metinvest
10.250%, 05/20/2015		600	634
8.750%, 02/14/2018 (B)		369	377
8.750%, 02/14/2018		1,229	1,257
MHP
10.250%, 04/29/2015 (B)		1,428	1,525
8.250%, 04/02/2020 (B)(F)		600	595
National Naftogaz of Ukraine
9.500%, 09/30/2014		2,335	2,396
Oschadbank Via SSB No. 1
8.250%, 03/10/2016		430	424
State Export-Import Bank of Ukraine JSC via Biz Finance
8.750%, 01/22/2018		870	877
Ukreximbank Via Biz Finance
8.375%, 04/27/2015		4,142	4,204

			24,075

United Arab Emirates — 0.9%
Atlantic Finance
10.750%, 05/27/2014 (C)		950	1,026
Dolphin Energy
5.888%, 06/15/2019		459	521
DP World MTN
6.850%, 07/02/2037		1,300	1,478
DP World Sukuk
6.250%, 07/02/2017		400	447
Dubai Electricity & Water Authority
7.375%, 10/21/2020		220	267
7.375%, 10/21/2020 (B)		860	1,045
Dubai Holding Commercial Operations MTN
6.000%, 02/01/2017	GBP	650	997
4.750%, 01/30/2014	EUR	1,450	1,858
Emaar Sukuk MTN
6.400%, 07/18/2019		200	220
Emirate of Dubai MTN
7.750%, 10/05/2020		1,060	1,309
Emirates Airline
5.125%, 06/08/2016		300	315
4.500%, 02/28/2025		350	343
Jafz Sukuk
7.000%, 06/19/2019		200	227
MAF Global Securities MTN
5.250%, 07/05/2019		700	757
Pyrus
7.500%, 12/20/2015		700	880

			11,690

United States — 0.2%
Citigroup Funding MTN
16.390%, 01/31/2022 (B)		1,100	1,194
7.000%, 10/25/2019 (B)		1,050	1,213

11	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

March 31, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
Southern Copper
6.750%, 04/16/2040		86	$97
5.250%, 11/08/2042		200	190

			2,694

Uruguay — 0.6%
Republic of Uruguay
8.000%, 11/18/2022		1,623	2,263
7.625%, 03/21/2036		1,176	1,693
6.875%, 09/28/2025		317	418
4.125%, 11/20/2045		110	102
Republic of Uruguay PIK
7.875%, 01/15/2033		1,763	2,550

			7,026

Venezuela — 3.1%
Petroleos de Venezuela
12.750%, 02/17/2022		290	328
8.500%, 11/02/2017		877	852
8.500%, 11/02/2017		900	875
5.500%, 04/12/2037		550	373
5.375%, 04/12/2027		1,498	1,033
5.250%, 04/12/2017		948	822
5.000%, 10/28/2015		560	517
4.900%, 10/28/2014		10,770	10,366
Republic of Venezuela
13.625%, 08/15/2018		2,100	2,452
13.625%, 08/15/2018		144	162
12.750%, 08/23/2022		6,213	7,247
11.950%, 08/05/2031		2,278	2,563
11.750%, 10/21/2026		4,201	4,648
10.750%, 09/19/2013		190	194
9.250%, 09/15/2027		958	943
9.250%, 05/07/2028		612	586
9.000%, 05/07/2023		1,024	980
9.000%, 05/07/2023		30	29
8.500%, 10/08/2014		456	463
8.250%, 10/13/2024		520	472
7.750%, 10/13/2019		1,153	1,078
7.650%, 04/21/2025		300	263
7.000%, 03/31/2038		80	63
6.000%, 12/09/2020		1,047	872

			38,181

Vietnam — 0.1%
Republic of Vietnam
6.875%, 01/15/2016		360	399
6.750%, 01/29/2020		660	769
Vietnam Joint Stock Commercial Bank for Industry and Trade
8.000%, 05/17/2017(B)		350	366

			1,534

Zambia — 0.0%
Republic of Zambia
5.375%, 09/20/2022		250	248

Total Global Bonds (Cost $1,065,162) ($ Thousands)			1,123,576

LOAN PARTICIPATIONS — 1.4%

Angola — 0.1%
Republic of Angola
2.317%, 04/30/2016(A)	EUR	758	923

Description	Face Amount(1) (Thousands)/Shares	Market Value ($ Thousands)
Indonesia — 0.1%
PT Bumi
11.199%, 08/07/2013	1,743	$1,708

Mexico — 0.5%
Altos Hornos Promissory Note (Counterparty: Deustche Bank)
0.000%, 12/31/2049 (A)(G)	4,500	1,665
Altos Hornos Promissory Note No. 5
0.000%, 04/29/1999 (A)(G)	2,500	925
Altos Hornos Promissory Note No. 6
0.000%, 04/29/1999 (A)(G)	2,500	925
Altos Hornos Tranche A (Counterparty: Bank of America)
0.000%, 04/11/2004 (A)(G)	6,540	2,420

		5,935

Singapore — 0.6%
Ashmore Cayman SPC, No. 1
0.000%, 08/31/2011 (A)(G)	9,161	4,499
Morton Bay
6.220%, 12/30/2009 (A)	3,158	2,657

		7,156

United Arab Emirates — 0.1%
Dubai World
1.000%, 09/30/2018	1,008	544
1.000%, 09/30/2015	1,200	696

		1,240

Total Loan Participations (Cost $20,533) ($ Thousands)		16,962

CONVERTIBLE BONDS — 0.1%
Dana Gas Sukuk CV to 19.076 Variable Shares
7.500%, 10/31/49	850	761
Suzlon Energy CV to 533.2762 Shares
2.639%, 07/25/14 (E)	450	293

Total Convertible Bonds (Cost $1,125) ($ Thousands)		1,054

AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, L.P.
0.120% †*(I)	1,427,291	1,427

Total Affiliated Partnership (Cost $1,427) ($ Thousands)		1,427

12	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

March 31, 2013

Description	Face Amount(1) (Thousands)/Contracts		Market Value ($ Thousands)
TIME DEPOSITS — 12.5%

United States — 12.5%
Brown Brothers Harriman
4.150%, 04/01/2013	ZAR	7	$1
0.030%, 04/01/2013		155,248	155,248
0.010%, 04/01/2013	SGD	—	—
(0.028)%, 04/01/2013	EUR	215	275

Total Time Deposits (Cost $155,524) ($ Thousands)			155,524

Total Investments — 104.5% (Cost $1,243,771) ($ Thousands)			$1,298,543

PURCHASED OPTIONS — 0.1%
Euro FX Currency Put Option, Expires 09/21/13, Strike Price $1.27 **		9,800,000	$278
Euro FX Currency Put Option, Expires 07/20/13, Strike Price $1.31 **		9,180,000	399

Total Purchased Options (Cost $376) ($ Thousands)			$677

A list of the open forward foreign currency contracts held by the Fund at March 31, 2013, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
04/02/2013-04/15/2013	IDR	39,217,734	USD	4,033	$3
04/02/2013-04/15/2013	USD	1,846	IDR	17,932,682	(2)
04/02/2013-05/03/2013	BRL	72,035	USD	36,045	452
04/02/2013-05/03/2013	USD	39,966	BRL	80,203	(343)
04/03/2013-04/17/2013	USD	1,531	NGN	244,085	3
04/03/2013-04/22/2013	EUR	18,808	USD	24,549	441
04/08/2013-04/15/2013	MYR	25,045	USD	8,086	2
04/08/2013-04/19/2013	COP	13,743,502	USD	7,589	67
04/08/2013-04/19/2013	USD	4,413	COP	8,005,050	(30)
04/08/2013-05/31/2013	USD	26,482	RUB	811,402	(500)
04/08/2013-05/31/2013	USD	5,844	ZAR	53,196	(73)
04/08/2013-05/31/2013	ZAR	94,901	USD	10,510	258
04/08/2013-06/10/2013	PLN	62,981	USD	19,835	563
04/08/2013-06/10/2013	USD	13,717	PLN	43,882	(290)
04/08/2013-06/14/2013	MXN	159,491	USD	12,692	(195)
04/08/2013-06/14/2013	USD	22,804	MXN	289,984	614
04/08/2013-06/18/2013	USD	21,241	MYR	65,855	(8)
04/08/2013-06/28/2013	RUB	794,708	USD	25,733	308
04/10/2013-05/31/2013	TRY	6,255	USD	3,427	(5)
04/11/2013	KRW	5,763,165	USD	5,285	106
04/11/2013	USD	5,390	KRW	5,763,165	(211)
04/12/2013	THB	35,716	USD	1,200	(19)
04/12/2013-06/14/2013	USD	13,343	THB	402,387	375
04/15/2013	INR	925,439	USD	16,909	(73)
04/15/2013	USD	2,347	EUR	1,821	(13)
04/15/2013	USD	4,960	INR	268,795	(28)
04/15/2013-04/22/2013	GBP	963	USD	1,453	(10)
04/19/2013	CLP	331,085	USD	699	(2)
04/19/2013-05/17/2013	USD	1,120	PEI	2,899	(1)
04/25/2013-05/15/2013	PHP	238,277	USD	5,832	(15)
04/25/2013-05/15/2013	USD	4,666	PHP	189,870	(7)
04/25/2013-05/31/2013	USD	3,343	RON	11,244	(97)
04/30/2013	CZK	491	USD	26	1
04/30/2013	HUF	1,090,061	USD	4,886	308
04/30/2013-05/31/2013	RON	6,352	USD	1,879	46
05/24/2013-05/28/2013	CNY	7,762	USD	1,233	(12)
05/31/2013	USD	729	HUF	163,606	(45)
05/31/2013	USD	4,872	TRY	8,851	(16)
06/05/2013-07/17/2015	CNH	207,377	USD	31,745	(1,423)
06/05/2013-07/17/2015	USD	31,684	CNH	207,377	1,486
06/24/2013	TWD	166,061	USD	5,604	40
09/18/2013-10/03/2013	USD	950	ARS	6,136	2

					$1,657

A list of the counterparties for the open forward foreign currency contracts held by the Fund at March 31, 2013, is as follows:

Counterparty	Settlement Date	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	04/02/2013-05/31/2013	(24,907)	25,214	$307
Barclays PLC	04/02/2013-07/25/2013	(42,202)	42,167	(35)
Brown Brothers Harriman	04/19/2013	(547)	540	(7)
Citigroup	04/02/2013-10/03/2013	(104,753)	104,836	83
Credit Suisse First Boston	04/30/2013-09/18/2013	(3,070)	3,069	(1)
Deutsche Bank	04/15/2013-06/18/2013	(49,510)	50,346	836
Goldman Sachs	04/02/2013-06/14/2013	(5,747)	5,767	20
HSBC	04/02/2013-07/17/2015	(103,755)	103,710	(45)
ING	04/02/2013-04/15/2013	(46,661)	46,570	(91)
JPMorgan Chase Bank	04/02/2013-06/24/2013	(33,794)	34,226	432
Standard New York, Inc.	04/02/2013-04/15/2013	(7,210)	7,368	158
UBS	04/15/2013-09/27/2013	(14,739)	14,739	–

				$1,657

For the six months ended March 31, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

13	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

March 31, 2013

A list of the open swap agreements held by the fund at March 31, 2013, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays Bank PLC	Singapore Swap Offer Rate Fixing 6 Month	2.54%	12/14/2032	SGD	461	$(11)
Barclays Bank PLC	Singapore Swap Offer Rate Fixing 6 Month	2.77%	06/14/2032	SGD	2,220	31
Barclays Bank PLC	1.71%	Singapore Swap Offer Rate Fixing 6 Month	12/14/2022	SGD	804	4
Barclays Bank PLC	1.86%	Singapore Swap Offer Rate Fixing 6 Month	06/14/2022	SGD	3,830	(44)
Barclays Bank PLC	Brazil Interbank Deposit Rate	8.27%	01/02/2017	BRL	3,774	(65)
HSBC	Brazil Interbank Deposit Rate	8.27%	01/02/2017	BRL	2,330	(40)
HSBC	Brazil Interbank Deposit Rate	8.31%	01/02/2017	BRL	6,488	(110)
HSBC	Brazil Interbank Deposit Rate	8.32%	01/02/2015	BRL	6,369	(5)

						$(240)

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Standard Chartered London	India Government Bond 8.07% 7/3/2017	Cash Deposit Of Notional Amount	Price Return	07/03/2017	INR	69,890	$29
Standard Chartered London	India Government Bond 8.07% 7/3/2017	Cash Deposit Of Notional Amount	Price Return	07/03/2017	INR	199,110	73
HSBC	Republic of Indonesia, 11.500%, 9/15/2019	Cash Deposit Of Notional Amount	Price Return	09/15/2019	IDR	33,200,000	(138)
HSBC	Republic of Indonesia, 11.500%, 9/15/2019	Cash Deposit Of Notional Amount	Price Return	09/15/2019	IDR	4,500,000	(18)
Standard Chartered London	India Government Bond 8.19% 01/16/2020	Cash Deposit Of Notional Amount	Price Return	01/16/2020	INR	124,000	33
Standard Chartered London	India Government Bond 8.15% 06/11/2022	Cash Deposit Of Notional Amount	Price Return	06/11/2022	INR	96,000	64
Standard Chartered London	India Government Bond 8.15% 06/11/2022	Cash Deposit Of Notional Amount	Price Return	06/11/2022	INR	37,000	25
Standard Chartered London	India Government Bond 8.33% 09/07/2026	Cash Deposit Of Notional Amount	Price Return	07/09/2026	INR	113,000	(11)
HSBC	Republic of Indonesia, 8.375%, 9/15/2026	Cash Deposit Of Notional Amount	Price Return	09/15/2026	IDR	18,900,000	(26)
Standard Chartered London	Republic of Indonesia, 7%, 5/15/2027	Cash Deposit Of Notional Amount	Price Return	05/15/2027	IDR	5,800,000	3
Standard Chartered London	Republic of Indonesia, 7%, 5/15/2027	Cash Deposit Of Notional Amount	Price Return	05/15/2027	IDR	3,500,000	11
HSBC	Republic of Indonesia, 10.500%, 8/15/2030	Cash Deposit Of Notional Amount	Price Return	08/15/2030	IDR	29,500,000	(5)
Standard Chartered London	Republic of Indonesia, 10.5%, 8/15/2030	Cash Deposit Of Notional Amount	Price Return	08/15/2030	IDR	10,300,000	(18)
HSBC	Republic of Indonesia, 8.250%, 6/15/2032	Cash Deposit Of Notional Amount	Price Return	06/15/2032	IDR	13,100,000	(3)
Standard Chartered London	Republic of Indonesia, 8.25%, 6/15/2032	Cash Deposit Of Notional Amount	Price Return	06/15/2032	IDR	6,600,000	(6)
Standard Chartered London	Republic of Indonesia, 6.625% 05/15/2033	Cash Deposit Of Notional Amount	Price Return	05/15/2033	IDR	14,000,000	(14)
HSBC	Republic of Indonesia, 6.625% 05/15/2033	Cash Deposit Of Notional Amount	Price Return	05/15/2033	IDR	5,000,000	(2)

							$(3)

For the six months ended March 31, 2013, the total number of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,243,070 ($ Thousands).

*	Rate shown is the 7-day effective yield as of March 31, 2013.

**	Non income producing security.

†	Investment in Affiliated Security.
(1)	In U.S. Dollars unless otherwise indicated.

(A)	Securities considered illiquid. The total market value of such securities as of March 31, 2013 was $29,509 ($ Thousands) and represented 2.4% of Net Assets.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on March 31, 2013. The coupon on a step bond changes on a specified date.

(D)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2013.

(E)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(F)	Security is when-issued.

(G)	Security in default on interest payments.

(H)	This security or a partial position of this security is on loan at March 31, 2013. The total market value of securities on loan at March 31, 2013 was $1,364 ($ Thousands) (See Note 8).

(I)	This security was purchased with cash collateral held from securities on loan (see Note 8). The total value of such securities as of March 31, 2013 was $1,427 ($ Thousands).

ARS — Argentine Peso

BRL — Brazilian Real

BUBOR — Budapest Interbank Offered Rate

CLN — Credit Linked Note

CLP — Chilean Peso

CNH — Chinese Yuen (Offshore)

CNY — Chinese Renminbi

COP — Colombian Peso

CZK — Czech Koruna

DEM — German Mark

EUR — Euro

GBP — British Pound Sterling

HUF — Hungarian Forint

IDR — Indonesia Rupiah

ILS — Israeli Shekel

INR — India Rupee

KRW — Korean Won

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

PEI — Peruvian Inca

PHP — Philippine Peso

PIK — Payment-in-Kind

PLC — Public Limited Company

PLN — Polish Zlotty

RON — Romanian Leu

RUB — Russian Ruble

Ser — Series

SGD — Singapore Dollar

SPC — Segregated Portfolio Company

THB — Thai Baht

TRY — Turkish Lira

USD — U.S. Dollar

ZAR — South African Rand

14	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

March 31, 2013

The following is a summary of the inputs used as of March 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Global Bonds	$—	$1,123,576	$—	$1,123,576
Convertible Bonds	—	1,054	—	1,054
Loan Participations	—	1,240	15,722	16,962
Affiliated Partnership	—	1,427	—	1,427
Time Deposits	—	155,524	—	155,524

Total Investments in Securities	$—	$1,282,821	$15,722	$1,298,543

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*	$—	$1,657	$—	$1,657
Interest Rate Swaps*	—	(240)	—	(240)
Total Return Swaps*	—	(3)	—	(3)
Purchased Options	—	677	—	677

Total Other Financial Instruments	$—	$2,091	$—	$2,091

	Global Bonds	Loan Participations
Beginning balance as of October 1, 2012	$94	$16,874
Accrued discounts/premiums	—	15
Realized gain/(loss)	—	(257)
Change in unrealized appreciation/(depreciation)	—	(64)
Purchases	—	—
Sales	—	(846)
Transfer into Level 3	—	—
Transfer out of Level 3	(94)	—

Ending balance as of March 31, 2013	$—	$15,722

*	Forwards contracts and swaps are valued at the unrealized appreciation/(depreciation) on the instrument.

(1)	Of the $15,816 ($ Thousands) in Level 3 securities as of March 31, 2013, $7,493 ($ Thousands) or 0.6% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are no valued by third party pricing vendors or broker quotes.

For the six months ended March 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the six months ended March 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

15	SEI Institutional International Trust / Semi-Annual Report / March 31, 2013

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the independent trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s board of trustees (the “Board”). Pursuant to the Committee’s charter, adopted on June 18, 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional International Trust

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: May 30, 2013

By	/S/ PETER A. RODRIGUEZ
Peter A. Rodriguez, Controller & CFO

Date: May 30, 2013